DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.6%
	AUTO LOAN — 6.3%
170,000	American Credit Acceptance Receivables Trust 2020-4 D(a)		1.7700	12/14/26	$163,256
280,000	American Credit Acceptance Receivables Trust 2021-2 C(a)		0.9700	07/13/27	272,428
220,000	American Credit Acceptance Receivables Trust 2022-1 D(a)		2.4600	03/13/28	205,404
230,000	AmeriCredit Automobile Receivables Trust 2020-3 C		1.0600	08/18/26	219,674
135,000	Americredit Automobile Receivables Trust 2018-1 D		3.8200	03/18/24	135,109
50,000	Avis Budget Rental Car Funding AESOP, LLC 2017-1A A(a)		3.0700	09/20/23	49,994
155,000	Avis Budget Rental Car Funding AESOP, LLC 2019-3A A(a)		2.3600	03/20/26	148,709
140,000	Carmax Auto Owner Trust 2019-1 C		3.7400	01/15/25	139,621
175,000	Carvana Auto Receivables Trust 2019-3A D(a)		3.0400	04/15/25	173,595
163,601	Carvana Auto Receivables Trust 2021-N1 C		1.3000	01/10/28	158,756
254,275	Carvana Auto Receivables Trust 2021-N2 C		1.0700	03/10/28	244,938
225,000	Carvana Auto Receivables Trust 2021-P3 B		1.4200	08/10/27	199,759
225,000	CPS Auto Receivables Trust 2019-D E(a)		3.8600	10/15/25	220,672
112,464	Credito Real USA Auto Receivables Trust 2021-1 A(a)		1.3500	02/16/27	109,689
24,985	Drive Auto Receivables Trust 2019-4		2.5100	11/17/25	24,960
51,662	First Investors Auto Owner Trust 2019-1A C(a)		3.2600	03/17/25	51,643
180,000	Flagship Credit Auto Trust 2020-4 C(a)		1.2800	02/16/27	173,699
180,000	Foursight Capital Automobile Receivables Trust 2022-1 B(a)		2.1500	05/17/27	172,018
140,000	OneMain Direct Auto Receivables Trust 2021-1A B(a)		1.2600	07/14/28	130,038
275,000	Santander Drive Auto Receivables Trust 2021-3 C		0.9500	09/15/27	265,226
275,000	United Auto Credit Securitization Trust 2021-1 C(a)		0.8400	06/10/26	270,441
57,529	Veros Automobile Receivables Trust 2020-1 B(a)		2.1900	06/16/25	57,306
170,000	Westlake Automobile Receivables Trust 2020-3A C(a)		1.2400	11/17/25	166,057
345,000	Westlake Automobile Receivables Trust 2022-1A B(a)		2.7500	03/15/27	335,823
					4,088,815
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.2%
141,608	AJAX Mortgage Loan Trust 2021-A A1(a),(b)		1.0650	09/25/65	132,987
142,808	Angel Oak Mortgage Trust 2020-R1 A2(a),(b)		1.2470	12/26/24	134,241
75,606	Angel Oak Mortgage Trust 2021-8 A1(a),(b)		1.8200	11/25/66	69,027
124,891	Arroyo Mortgage Trust 2019-1 A1(a),(b)		3.8050	01/25/49	120,748
49,649	Arroyo Mortgage Trust 2019-2 A1(a),(b)		3.3470	04/25/49	48,289
92,816	Bunker Hill Loan Depositary Trust 2019-2 A1(a),(c)		2.8790	07/25/49	89,923
135,000	CAFL 2021-RTL1 A1 Issuer, LLC(a),(c)		2.2390	03/26/29	125,066
40,367	Chase Mortgage Finance Corporation 2016-SH2 M2(a),(b)		3.7500	02/25/44	38,148

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.2% (Continued)
54,100	Chase Mortgage Finance Corporation 2016-SH1 M2(a),(b)		3.7500	04/25/45	$50,324
138,593	CIM Trust 2021-NR4 A1(a),(c)		2.8160	10/25/61	130,399
141,963	COLT 2020-RPL1 A1 Trust(a),(b)		1.3900	01/25/65	128,861
81,260	COLT Funding, LLC 2021-3R A1(a),(b)		1.0510	12/25/64	75,327
27,214	CSMC 2020-NQM1 A1 Trust(a),(c)		1.2080	05/25/65	25,887
161,192	CSMC 2020-RPL4 A1 Trust(a),(b)		2.0000	01/25/60	150,348
72,572	CSMC 2021-NQM1 A1(a),(b)		0.8090	05/25/65	69,743
22,785	Ellington Financial Mortgage Trust 2019-2 A3(a),(b)		3.0460	11/25/59	22,069
23,769	Flagstar Mortgage Trust 2017-1 1A3(a),(b)		3.5000	03/25/47	22,732
11,781	Galton Funding Mortgage Trust 2018-1 A23(a),(b)		3.5000	11/25/57	11,342
81,707	GS Mortgage-Backed Securities Trust 2020-NQM1 A3(a),(b)		2.3520	09/27/60	77,345
40,950	JP Morgan Mortgage Trust 2017-5 A1(a),(b)		3.0530	12/15/47	40,063
220,000	LHOME Mortgage Trust 2021-RTL1 A1(a),(b)		2.0900	09/25/26	211,599
100,000	METLIFE S.E.CURITIZATION TRUST 2017-1A M1(a),(b)		3.4320	04/25/55	94,493
44,595	METLIFE S.E.CURITIZATION TRUST 2019-1A A1A(a),(b)		3.7500	04/25/58	44,120
244,730	MFA 2021-NQM1 A1 Trust(a),(b)		1.1530	04/25/65	227,258
199,632	Mill City Mortgage Loan Trust 2019-1 M2(a),(b)		3.5000	10/25/69	185,359
170,000	New Residential Mortgage Loan Trust 2022-RTL1 A1F(a)		4.3360	12/25/26	165,959
58,842	New Residential Mortgage Loan Trust 2021-NQ2R A1(a),(b)		0.9410	09/25/58	56,780
177,629	New Residential Mortgage Loan Trust 2014-3A AFX3(a),(b)		3.7500	11/25/54	173,195
168,437	New Residential Mortgage Loan Trust 2016-3A B1(a),(b)		4.0000	09/25/56	162,407
44,450	New Residential Mortgage Loan Trust 2016-4A A1(a),(b)		3.7500	11/25/56	43,207
352,256	New Residential Mortgage Loan Trust 2017-2A A3(a),(b)		4.0000	03/25/57	347,881
94,409	New Residential Mortgage Loan Trust 2018-1A A1A(a),(b)		4.0000	12/25/57	92,379
215,000	New Residential Mortgage Loan Trust 2019-RPL2 M2(a),(b)		3.7500	02/25/59	200,448
443,587	New Residential Mortgage Loan Trust 2020-1A A1B(a),(b)		3.5000	10/25/59	432,941
17,183	OBX 2019-INV1 A3 Trust(a),(b)		4.5000	11/25/48	17,055
99,815	Onslow Bay Mortgage Loan Trust 2021-NQM4 A1(a)		1.9570	08/25/61	87,767
135,000	Palisades Mortgage Loan Trust 2021-RTL1 A1(a),(c)		2.8570	06/25/26	129,005
199,578	PRET 2021-RN3 A1, LLC(a),(c)		1.8430	09/25/51	187,996
33,520	Provident Funding Mortgage Loan Trust 2019-1 A2(a),(b)		3.0000	12/25/49	30,696
196,363	PRPM 2021-2 A1, LLC(a),(b)		2.1150	03/25/26	188,003
63,907	RCKT Mortgage Trust 2020-1 A1(a),(b)		3.0000	02/25/50	58,013
114,269	RCO VI Mortgage, LLC 2022-1 A1(a),(c)		3.0000	01/25/27	109,296

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.2% (Continued)
108,611	RCO VII Mortgage, LLC 2021-2 A1(a),(c)		2.1160	09/25/26	$104,037
17,460	Residential Mortgage Loan Trust 2019-2 A1(a),(b)		2.9130	05/25/59	17,260
88,872	Residential Mortgage Loan Trust 2020-1 A1(a),(b)		2.3760	02/25/24	86,057
225,000	ROC Securities Trust 2021-RTL1 A1(a),(b)		2.4870	08/25/26	211,804
173,284	SG Residential Mortgage Trust 2021-1 A3(a),(b)		1.5600	07/25/61	151,549
18,970	Starwood Mortgage Residential Trust 2020-1 A1(a),(b)		2.2750	02/25/50	18,898
28,210	Starwood Mortgage Residential Trust 2020-3 A1(a),(b)		1.4860	04/25/65	27,494
365,000	Towd Point Mortgage Trust 2021-1 A2(a),(b)		2.7500	11/25/61	317,987
100,000	Verus Securitization Trust 2019-4 M1(a),(b)		3.2070	11/25/59	99,348
61,974	Verus Securitization Trust 2019-INV2 A1(a),(b)		2.9130	07/25/59	61,840
28,992	Verus Securitization Trust 2020-1 A1(a),(c)		2.4170	01/25/60	28,514
52,378	Verus Securitization Trust 2021-2 A1(a),(b)		1.0310	02/25/66	46,943
30,589	Wells Fargo Mortgage Backed Securities 2020-4 A1(a),(b)		3.0000	07/25/50	28,495
					6,008,952
	CREDIT CARD — 0.6%
410,000	Genesis Sales Finance Master Trust 2020-AA A(a)		1.6500	09/22/25	403,455

	NON AGENCY CMBS — 2.3%
157,110	Angel Oak SB Commercial Mortgage Trust 2020-SBC1 A1(a),(b)		2.0680	05/25/50	151,400
90,000	BPR Trust 2021-KEN A(a),(d)	US0001M + 1.250%	3.2490	02/15/29	88,718
130,000	BX Trust 2019-OC11 D(a),(b)		4.0750	12/09/41	116,374
233,239	CHC Commercial Mortgage Trust 2019-CHC A(a),(d)	US0001M + 1.120%	3.1190	06/15/34	228,080
108,032	Citigroup Commercial Mortgage Trust 2015-GC27 A4		2.8780	02/10/48	104,947
305,000	GCT Commercial Mortgage Trust 2021-GCT A(a),(d)	US0001M + 0.800%	2.7990	02/15/23	294,851
135,000	GS Mortgage Securities Trust 2020-GC45 AS(b)		3.1730	02/13/53	123,303
185,000	Hilton USA Trust 2016-SFP B(a)		3.3230	11/05/35	180,584
161,809	Onslow Bay Mortgage Loan Trust 2021-NQM2 A1(a),(b)		1.1010	05/25/61	141,877
62,000	WFRBS Commercial Mortgage Trust 2014-C24 AS		3.9310	11/15/47	60,724
					1,490,858
	OTHER ABS — 9.5%
230,000	American Homes 4 Rent 2014-SFR2 C Trust(a)		4.7050	10/17/36	230,825
220,000	American Homes 4 Rent 2015-SFR2 C Trust(a)		4.6910	10/17/45	220,962
175,000	AMSR 2020-SFR1 B Trust(a)		2.1200	04/17/37	166,869
250,000	AMSR 2020-SFR2 C Trust(a)		2.5330	07/17/37	236,143

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.6% (Continued)
	OTHER ABS — 9.5% (Continued)
100,000	AMSR 2020-SFR2 D Trust(a)		3.2820	07/17/37	$95,852
106,995	Aqua Finance Trust 2019-A A(a)		3.1400	07/16/40	103,587
275,000	Aqua Finance Trust 2019-A C(a)		4.0100	07/16/40	264,927
270,000	Aqua Finance Trust 2020-AA B(a)		2.7900	07/17/46	255,014
100,000	CCG Receivables Trust 2019-2 B(a)		2.5500	03/15/27	98,945
220,000	CCG Receivables Trust 2021-1 C(a)		0.8400	06/14/27	207,963
105,858	CF Hippolyta, LLC 2020-1 A1(a)		1.6900	07/15/60	97,327
106,638	CoreVest American Finance 2018-2 A Trust(a)		4.0260	11/15/52	106,304
100,000	Corevest American Finance 2019-3 C Trust(a)		3.2650	10/15/52	89,624
76,345	Corevest American Finance 2020-1 A1(a)		1.8320	03/15/50	72,794
201,142	Corevest American Finance 2020-4 A Trust(a)		1.1740	12/15/52	184,023
240,000	Dext A.B.S 2020-1 B, LLC(a)		1.9200	11/15/27	232,158
285,000	FirstKey Homes 2020-SFR1 D Trust(a)		2.1890	08/17/28	254,976
375,000	FirstKey Homes 2020-SFR2 B Trust(a)		1.5670	10/19/37	346,680
31,959	Foundation Finance Trust 2019-1A A(a)		3.8600	11/15/34	31,575
108,998	HIN Timeshare Trust 2020-A C(a)		3.4200	10/09/39	102,718
129,350	Jersey Mike’s Funding 2019-1A A2(a)		4.4330	02/15/50	124,635
76,356	MVW 2020-1A A, LLC(a)		1.7400	10/20/37	71,751
15,927	MVW Owner Trust 2016-1A A(a)		2.2500	12/20/33	15,861
45,766	Octane Receivables Trust 2020-1A A(a)		1.7100	02/20/25	45,167
196,523	Oportun Funding 2022-1 A, LLC(a)		3.2500	06/15/29	193,569
51,521	Orange Lake Timeshare Trust 2019-A B(a)		3.3600	04/09/38	49,731
550,000	Progress Residential 2020-SFR2 E Trust(a)		5.1150	06/17/37	547,272
201,000	Progress Residential 2021-SFR1 C(a)		1.5550	04/17/38	179,864
265,000	Progress Residential 2021-SFR3 D(a)		2.2880	05/17/26	237,325
220,000	Progress Residential Trust 2021-SFR2 D(a)		2.1970	04/19/38	198,788
275,000	Purchasing Power Funding, LLC 2021-A A(a)		1.5700	10/15/25	264,065
265,000	Regional Management Issuance Trust 2021-1 A(a)		1.6800	03/17/31	250,545
68,104	Sierra Timeshare 2020-2A B Receivables Funding, LLC(a)		2.3200	07/20/37	65,601
85,500	Taco Bell Funding, LLC 2016-1A A23(a)		4.9700	05/25/46	86,050
165,000	Tricon American Homes 2019-SFR1 C Trust(a)		3.1490	03/17/38	158,625
200,000	Tricon American Homes 2020-SFR2 D Trust(a)		2.2810	11/17/27	173,852
160,000	Tricon Residential 2021-SFR1 B Trust(a)		2.2440	07/17/38	146,677
					6,208,644

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.6% (Continued)
	RESIDENTIAL MORTGAGE — 4.6%
93,039	Ajax Mortgage Loan Trust 2019-D A1(a),(c)		2.9560	09/25/65	$87,896
100,000	Bayview Opportunity Master Fund IVa Trust 2017-SPL5 B1(a),(b)		4.0000	06/28/57	97,996
100,000	Mill City Mortgage Loan Trust 2017-1 M2(a),(b)		3.2500	11/25/58	97,340
164,730	Pretium Mortgage Credit Partners, LLC 2021-NPL1 A1(a),(c)		2.2390	09/27/60	156,807
345,000	Towd Point Mortgage Trust 2016-3 M1(a),(b)		3.5000	04/25/56	341,176
135,000	Towd Point Mortgage Trust 2016-4 B1(a),(b)		3.7910	07/25/56	130,644
115,000	Towd Point Mortgage Trust 2017-1 M1(a),(b)		3.7500	10/25/56	112,211
460,000	Towd Point Mortgage Trust 2017-4 A2(a),(b)		3.0000	06/25/57	437,463
105,069	Towd Point Mortgage Trust 2018-4 A1(a),(b)		3.0000	06/25/58	100,928
300,000	Towd Point Mortgage Trust 2018-6 A1B(a),(b)		3.7500	03/25/58	290,044
140,000	Towd Point Mortgage Trust 2018-6 A2(a),(b)		3.7500	03/25/58	136,939
255,000	Towd Point Mortgage Trust 2019-2 A2(a),(b)		3.7500	12/25/58	246,124
235,000	Towd Point Mortgage Trust 2019-4 A2(a),(b)		3.2500	10/25/59	219,114
100,000	Towd Point Mortgage Trust 2020-1 M1(a),(b)		3.5000	01/25/60	90,379
62,391	VCAT 2021-NPL2 A1, LLC(a),(c)		2.1150	03/27/51	59,764
104,164	VCAT Asset Securitization 2021-NPL3 A1, LLC(a),(c)		1.7430	05/25/51	98,168
75,926	VOLT C 2021-NPL9 A1, LLC(a),(c)		1.9920	05/25/51	71,716
84,546	VOLT CVI 2021-NP12 A1, LLC(a),(c)		2.7340	12/26/51	79,934
177,722	VOLT XCII 2021-NPL1 A1, LLC(a),(c)		1.8920	02/27/51	168,791
					3,023,434
	STUDENT LOANS — 0.1%
77,306	Commonbond Student Loan Trust 2020-1 A(a)		1.6900	10/25/51	69,136

	TOTAL ASSET BACKED SECURITIES (Cost $22,661,143)				21,293,294

	CORPORATE BONDS — 31.9%
	AEROSPACE & DEFENSE — 0.7%
108,000	Boeing Company (The) (g)		5.9300	05/01/60	108,164
236,000	Huntington Ingalls Industries, Inc.		2.0430	08/16/28	206,927
75,000	Spirit AeroSystems, Inc.(a)		5.5000	01/15/25	75,040
80,000	TransDigm, Inc.		5.5000	11/15/27	75,871
					466,002

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	ASSET MANAGEMENT — 1.4%
92,000	Blackstone Private Credit Fund(a)		2.6250	12/15/26	$78,272
125,000	Blue Owl Finance, LLC(a)		3.1250	06/10/31	98,620
245,000	Charles Schwab Corporation (The)(d)	H15T10Y + 3.079%	4.0000	03/01/69	207,638
155,000	Citadel, L.P.(a)		4.8750	01/15/27	151,833
250,000	Drawbridge Special Opportunities Fund, L.P. /(a)		3.8750	02/15/26	233,072
128,000	OWL Rock Core Income Corporation(a)		4.7000	02/08/27	118,174
					887,609
	AUTOMOTIVE — 0.4%
96,000	Ford Motor Company(g)		3.2500	02/12/32	80,303
65,000	Ford Motor Company		4.7500	01/15/43	53,664
140,000	Tenneco, Inc.(a)		5.1250	04/15/29	137,919
					271,886
	BANKING — 4.2%
200,000	Banco Mercantil del Norte S.A.(a),(d)	H15T10Y + 5.034%	6.6250	01/24/70	162,300
715,000	Bank of America Corporation(d)	SOFRRATE + 1.320%	2.6870	04/22/32	623,462
230,000	Bank of America Corporation(d)	H15T5Y + 1.200%	2.4820	09/21/36	185,882
200,000	BBVA Bancomer S.A.(a),(d)	H15T5Y + 2.650%	5.1250	01/18/33	173,474
113,000	Citigroup, Inc.(d)	SOFRRATE + 1.280%	2.6010	02/24/28	108,741
175,000	JPMorgan Chase & Company(d)	SOFRRATE + 1.180%	2.4150	02/24/28	168,760
425,000	JPMorgan Chase & Company(d)	SOFRRATE + 1.065%	1.9530	02/04/32	354,041
47,000	JPMorgan Chase & Company HH(d)	SOFRRATE + 3.125%	4.6000	08/01/68	41,759
205,000	Santander Holdings USA, Inc.		4.4000	07/13/27	200,643
60,000	Synovus Financial Corporation(d)	USSW5 + 3.379%	5.9000	02/07/29	58,976
200,000	Texas Capital Bancshares, Inc.(d)	H15T5Y + 3.150%	4.0000	05/06/31	182,484
185,000	Truist Financial Corporation(d),(g)	H15T10Y + 4.349%	5.1000	03/01/69	177,649
330,000	Wells Fargo & Company(d)	H15T5Y + 3.453%	3.9000	03/15/69	305,869
					2,744,040
	BEVERAGES — 0.4%
200,000	Bacardi Ltd.(a)		4.7000	05/15/28	200,663
75,000	Central American Bottling Corp / CBC Bottling(a)		5.2500	04/27/29	71,100
					271,763

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	BIOTECH & PHARMA — 0.7%
40,000	Bausch Health Companies, Inc.(a)		5.7500	08/15/27	$33,361
160,000	Mylan N.V.		3.9500	06/15/26	151,510
40,000	Par Pharmaceutical, Inc.(a)		7.5000	04/01/27	32,172
110,000	Teva Pharmaceutical Finance Netherlands III BV(g)		3.1500	10/01/26	99,510
681	Viatris, Inc.(a)		2.3000	06/22/27	595
150,000	Viatris, Inc.		2.3000	06/22/27	131,007
					448,155
	CABLE & SATELLITE — 0.1%
35,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.7500	03/01/30	31,899
40,000	CCO Holdings, LLC / CCO Holdings Capital(a),(g)		4.5000	08/15/30	35,625
					67,524
	CHEMICALS — 1.0%
185,000	Albemarle Corporation		5.0500	06/01/32	185,972
15,000	Avient Corporation(a)		7.1250	08/01/30	15,481
235,000	Bayport Polymers, LLC(a)		5.1400	04/14/32	234,528
245,000	Nutrition & Biosciences, Inc.(a)		2.3000	11/01/30	210,283
					646,264
	COMMERCIAL SUPPORT SERVICES — 0.2%
45,000	Aramark Services, Inc.(a)		6.3750	05/01/25	45,281
78,000	Waste Management, Inc.		4.1500	04/15/32	79,972
					125,253
	CONSUMER SERVICES — 0.1%
55,000	Carriage Services, Inc.(a)		4.2500	05/15/29	47,923

	DIVERSIFIED INDUSTRIALS — 0.3%
181,000	General Electric Company D(d)	US0003M + 3.330%	5.1590	06/15/69	169,461

	ELECTRIC UTILITIES — 1.1%
260,000	Alliant Energy Finance, LLC(a)		3.6000	03/01/32	246,897
238,000	Puget Energy, Inc.		2.3790	06/15/28	213,937
244,000	Southern Company (The)(d)	H15T5Y + 2.915%	3.7500	09/15/51	215,669
75,000	Vistra Corporation(a),(d)	H15T5Y + 6.930%	8.0000	04/15/70	72,821
					749,324

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	ENGINEERING & CONSTRUCTION — 0.5%
130,000	Global Infrastructure Solutions, Inc.(a)		7.5000	04/15/32	$100,582
238,000	Sempra Infrastructure Partners, L.P.(a)		3.2500	01/15/32	208,952
					309,534
	FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
90,000	Suzano Austria GmbH		2.5000	09/15/28	76,341

	HEALTH CARE FACILITIES & SERVICES — 0.4%
125,000	HCA, Inc. (g)		5.2500	06/15/49	118,050
205,000	Universal Health Services, Inc.(a)		2.6500	01/15/32	163,367
					281,417
	HOME CONSTRUCTION — 0.8%
90,000	M/I Homes, Inc.		4.9500	02/01/28	83,019
105,000	Masco Corporation		2.0000	02/15/31	85,673
105,000	Masco Corporation		3.1250	02/15/51	75,067
235,000	PulteGroup, Inc.		6.3750	05/15/33	252,068
					495,827
	HOUSEHOLD PRODUCTS — 0.3%
170,000	Church & Dwight Company, Inc.		5.0000	06/15/52	184,830

	INSTITUTIONAL FINANCIAL SERVICES — 2.1%
160,000	Bank of New York Mellon Corporation (The)(d)	H15T5Y + 4.358%	4.7000	09/20/68	159,760
370,000	Brookfield Finance, Inc.		2.7240	04/15/31	324,220
175,000	Goldman Sachs Group, Inc. (The)(d)	SOFRRATE + 1.090%	1.9920	01/27/32	144,483
290,000	Jefferies Group, LLC / Jefferies Group Capital		2.6250	10/15/31	233,440
285,000	Morgan Stanley		3.1250	07/27/26	277,779
175,000	Morgan Stanley		6.3750	07/24/42	210,312
					1,349,994
	INSURANCE — 2.2%
150,000	Allstate Corporation (The)(d)	US0003M + 2.938%	5.7500	08/15/53	139,244
185,000	Ascot Group Ltd.(a)		4.2500	12/15/30	173,440
170,000	Brighthouse Financial, Inc.		5.6250	05/15/30	170,652
160,000	Liberty Mutual Group, Inc.(a),(d)	H15T5Y + 3.315%	4.1250	12/15/51	133,275
275,000	Lincoln National Corporation(d)	US0003M + 2.040%	4.7500	04/20/67	209,069

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	INSURANCE — 2.2% (Continued)
160,000	MetLife, Inc.(d)	H15T5Y + 3.576%	3.8500	03/15/69	$151,479
76,000	MetLife, Inc.(d)	US0003M + 2.959%	5.8750	09/15/66	74,239
70,000	Prudential Financial, Inc.(d)	US0003M + 4.175%	5.8750	09/15/42	69,491
230,000	Prudential Financial, Inc.(d)	US0003M + 3.920%	5.6250	06/15/43	229,726
59,000	Prudential Financial, Inc.(d)	H15T5Y + 3.162%	5.1250	03/01/52	56,471
					1,407,086
	INTERNET MEDIA & SERVICES — 0.1%
85,000	TripAdvisor, Inc.(a)		7.0000	07/15/25	84,907

	LEISURE FACILITIES & SERVICES — 0.0%(e)
15,000	Scientific Games International, Inc.(a)		7.0000	05/15/28	15,279

	LEISURE PRODUCTS — 0.2%
166,000	Brunswick Corporation		2.4000	08/18/31	127,691

	MACHINERY — 0.2%
155,000	Pentair Finance Sarl		5.9000	07/15/32	161,624

	MEDICAL EQUIPMENT & DEVICES — 1.1%
265,000	Baxter International, Inc.		2.5390	02/01/32	230,924
124,000	Bio-Rad Laboratories, Inc.		3.3000	03/15/27	119,265
39,000	Bio-Rad Laboratories, Inc.		3.7000	03/15/32	36,021
175,000	DENTSPLY SIRONA, Inc.		3.2500	06/01/30	149,920
243,000	Illumina, Inc.		2.5500	03/23/31	205,473
					741,603
	METALS & MINING — 1.3%
125,000	Alliance Resource Operating Partners, L.P. /(a), (g)		7.5000	05/01/25	123,875
65,000	Cleveland-Cliffs, Inc.(a)		6.7500	03/15/26	67,032
130,000	FMG Resources August 2006 Pty Ltd.(a)		5.8750	04/15/30	124,199
205,000	Freeport-McMoRan, Inc. (g)		5.4500	03/15/43	192,519
185,000	Glencore Funding, LLC(a)		2.8500	04/27/31	155,590
205,000	Teck Resources Ltd.		6.1250	10/01/35	219,500
					882,715

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	OIL & GAS PRODUCERS — 3.5%
65,000	Chesapeake Escrow Issuer, LLC B(a)		5.5000	02/01/26	$64,937
65,000	CrownRock, L.P. / CrownRock Finance, Inc.(a)		5.6250	10/15/25	64,985
115,000	DT Midstream, Inc.(a)		4.1250	06/15/29	106,715
160,000	Energy Transfer, L.P.(d)	H15T5Y + 5.694%	6.5000	11/15/69	145,600
115,000	EQM Midstream Partners, L.P.(a),(g)		7.5000	06/01/30	118,517
245,000	Flex Intermediate Holdco, LLC(a)		3.3630	06/30/31	208,821
165,000	HF Sinclair Corporation(a)		5.8750	04/01/26	169,347
45,000	Kinder Morgan, Inc.		7.7500	01/15/32	54,869
200,000	Lundin Energy Finance BV(a)		2.0000	07/15/26	182,086
95,000	Occidental Petroleum Corporation		6.1250	01/01/31	102,227
70,000	Parsley Energy, LLC / Parsley Finance Corporation(a)		4.1250	02/15/28	65,557
200,000	Pertamina Persero PT(a)		6.4500	05/30/44	210,157
185,000	Petroleos Mexicanos		7.6900	01/23/50	135,347
250,000	Reliance Industries Ltd.(a)		2.8750	01/12/32	216,834
65,000	Sabine Pass Liquefaction, LLC		4.2000	03/15/28	63,547
225,000	Transcanada Trust(d)	H15T5Y + 3.986%	5.6000	03/07/82	210,044
85,000	Venture Global Calcasieu Pass, LLC(a)		3.8750	08/15/29	78,634
80,000	Venture Global Calcasieu Pass, LLC(a)		3.8750	11/01/33	69,624
					2,267,848
	OIL & GAS SERVICES & EQUIPMENT — 0.0%(e)
21,712	Transocean Guardian Ltd.(a)		5.8750	01/15/24	20,796

	REAL ESTATE INVESTMENT TRUSTS — 1.9%
220,000	EPR Properties		4.7500	12/15/26	207,577
155,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.7500	06/01/28	154,961
23,000	GLP Capital, L.P. / GLP Financing II, Inc.		3.2500	01/15/32	19,545
20,000	MPT Operating Partnership, L.P. / MPT Finance(g)		4.6250	08/01/29	18,758
115,000	MPT Operating Partnership, L.P. / MPT Finance		3.5000	03/15/31	99,257
170,000	Office Properties Income Trust		4.5000	02/01/25	160,018
240,000	Phillips Edison Grocery Center Operating		2.6250	11/15/31	191,357
105,000	Retail Opportunity Investments Partnership, L.P.		4.0000	12/15/24	102,392
225,000	Retail Properties of America, Inc.		4.7500	09/15/30	214,255
70,000	Service Properties Trust		4.9500	02/15/27	57,514
					1,225,634

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 0.4%
275,000	Ontario Teachers’ Cadillac Fairview Properties(a)		2.5000	10/15/31	$242,087

	RETAIL - CONSUMER STAPLES — 0.0%(e)
10,000	Albertsons Companies Inc / Safeway Inc / New(a)		3.5000	03/15/29	8,778

	RETAIL - DISCRETIONARY — 0.4%
160,000	BlueLinx Holdings, Inc.(a)		6.0000	11/15/29	129,840
159,000	Dick’s Sporting Goods, Inc.		3.1500	01/15/32	130,667
					260,507
	SEMICONDUCTORS — 0.6%
171,000	Broadcom, Inc.		4.1500	11/15/30	162,653
9,000	Broadcom, Inc.(a)		3.1870	11/15/36	7,239
222,000	Entegris Escrow Corporation(a),(g)		4.7500	04/15/29	214,230
					384,122
	SOFTWARE — 0.6%
265,000	Citrix Systems, Inc.		3.3000	03/01/30	262,390
15,000	Consensus Cloud Solutions, Inc.(a)		6.0000	10/15/26	13,823
20,000	Consensus Cloud Solutions, Inc.(a)		6.5000	10/15/28	17,805
90,000	Oracle Corporation(g)		2.8750	03/25/31	77,775
45,000	Oracle Corporation		3.8500	04/01/60	32,488
					404,281
	SPECIALTY FINANCE — 1.1%
194,000	Ally Financial, Inc. B(d)	H15T5Y + 3.868%	4.7000	08/15/69	164,090
145,000	Aviation Capital Group, LLC(a)		3.5000	11/01/27	126,171
125,000	Avolon Holdings Funding Ltd.(a)		4.3750	05/01/26	116,781
182,000	Capital One Financial Corporation(d)	SOFRRATE + 1.337%	2.3590	07/29/32	143,566
110,000	Ladder Capital Finance Holdings LLLP / Ladder(a),(g)		4.2500	02/01/27	98,243
60,000	OneMain Finance Corporation		6.8750	03/15/25	59,027
					707,878
	TECHNOLOGY HARDWARE — 1.2%
224,000	CDW, LLC / CDW Finance Corporation		3.5690	12/01/31	190,849
154,000	Dell International, LLC / EMC Corporation		8.1000	07/15/36	188,004
200,000	HP, Inc.		5.5000	01/15/33	201,670

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	TECHNOLOGY HARDWARE — 1.2% (Continued)
50,000	Motorola Solutions, Inc.		4.6000	05/23/29	$49,109
210,000	TD SYNNEX Corporation		2.3750	08/09/28	181,124
					810,756
	TECHNOLOGY SERVICES — 0.6%
137,000	Kyndryl Holdings, Inc.(a)		2.7000	10/15/28	110,131
245,000	Leidos, Inc.		2.3000	02/15/31	203,085
70,000	Science Applications International Corporation(a)		4.8750	04/01/28	66,674
					379,890
	TELECOMMUNICATIONS — 0.8%
145,000	Level 3 Financing, Inc.(a),(g)		4.2500	07/01/28	126,889
137,500	Sprint Spectrum Company, LLC / Sprint Spectrum(a)		4.7380	03/20/25	138,238
265,000	T-Mobile USA, Inc.		3.8750	04/15/30	255,243
					520,370
	TOBACCO & CANNABIS — 0.6%
195,000	BAT Capital Corporation		4.9060	04/02/30	185,996
200,000	Imperial Brands Finance plc(a)		6.1250	07/27/27	205,407
					391,403
	TRANSPORTATION & LOGISTICS — 0.3%
163,247	Alaska Airlines 2020-1 Class A Pass Through Trust(a)		4.8000	08/15/27	161,597

	TOTAL CORPORATE BONDS (Cost $22,936,097)				20,799,999

	MUNICIPAL BONDS — 6.2%
	CITY — 0.7%
340,000	City of Bristol VA		4.2100	01/01/42	328,917
145,000	City of San Antonio TX		1.9630	02/01/33	121,851
					450,768
	GOVERNMENT LEASE — 0.2%
145,000	Texas Public Finance Authority		2.1400	02/01/35	118,698

	HOSPITALS — 0.2%
135,000	Idaho Health Facilities Authority		5.0200	03/01/48	138,076

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 6.2% (Continued)
	LOCAL AUTHORITY — 1.4%
320,000	San Diego County Regional Airport Authority		5.5940	07/01/43	$323,310
600,000	State of Texas		3.2110	04/01/44	523,505
35,000	Texas Transportation Commission State Highway Fund		4.0000	10/01/33	35,991
					882,806
	MISCELLANEOUS TAX — 1.3%
765,000	Metropolitan Transportation Authority		5.0000	11/15/45	869,684

	SALES TAX — 0.0%(e)
20,000	Sales Tax Securitization Corporation		3.4110	01/01/43	16,877

	WATER AND SEWER — 2.4%
705,000	Broward County FL Water & Sewer Utility Revenue		4.0000	10/01/47	715,589
625,000	New York State Environmental Facilities		5.0000	06/15/51	720,395
160,000	Santa Clara Valley Water District		2.9670	06/01/50	117,257
					1,553,241

	TOTAL MUNICIPAL BONDS (Cost $4,290,644)				4,030,150

	NON U.S. GOVERNMENT & AGENCIES — 0.9%
	SOVEREIGN — 0.9%
280,000	Dominican Republic International Bond(a)		6.0000	02/22/33	254,954
200,000	Emirate of Dubai Government International Bonds		5.2500	01/30/43	184,642
200,000	Mexico Government International Bond		2.6590	05/24/31	171,514
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $715,099)				611,110

	TERM LOANS — 5.1%
	AEROSPACE & DEFENSE — 0.1%
70,944	TransDigm, Inc.(d)	US0001M + 2.250%	3.9160	05/30/25	69,118

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 5.1% (Continued)
	AUTOMOTIVE — 0.2%
141,731	Cooper-Standard Automotive, Inc.(d)	US0003M + 2.000%	3.6660	11/02/23	$132,696

	BIOTECH & PHARMA — 0.1%
65,000	Perrigo Investments, LLC(d)	TSFR1M + 2.500%	3.1400	04/07/29	64,188

	CABLE & SATELLITE — 0.1%
81,087	Directv Financing, LLC(d)	US0001M + 5.000%	7.3723	07/22/27	76,851

	CHEMICALS — 0.4%
231,092	INEOS US Finance, LLC(d)	US0003M + 2.000%	3.6660	03/31/24	225,813
338	INEOS US Petrochem, LLC(d)	US0001M + 2.750%	3.2500	01/21/26	321
					226,134
	COMMERCIAL SUPPORT SERVICES — 0.0%(e)
513	AlixPartners LLP(d)	US0001M + 2.750%	3.2500	01/28/28	503

	CONTAINERS & PACKAGING — 0.1%
70,837	Berry Global, Inc.(d)	US0001M + 1.750%	4.1780	07/01/26	69,774

	ELECTRICAL EQUIPMENT — 0.1%
70,345	Brookfield WEC Holdings, Inc.(d)	US0001M + 2.750%	4.4160	08/01/25	68,083

	FOOD — 0.2%
49,875	CHG PPC Parent, LLC(d)	US0001M + 3.000%	4.0620	11/17/28	48,192
87,497	Hostess Brands, LLC(d)	US0001M + 2.250%	3.9160	08/03/25	85,815
458	JBS USA LUX S.A.(d)	US0001M + 2.000%	2.8040	05/01/26	451
					134,458
	HEALTH CARE FACILITIES & SERVICES — 0.3%
54,577	Agiliti Health, Inc.(d)	US0003M + 2.750%	4.5000	10/18/25	53,212
131,596	Legacy LifePoint Health, LLC(d)	US0001M + 3.750%	5.4160	11/16/25	124,641
29,925	Phoenix Newco, Inc.(d)	US0001M + 3.250%	5.0600	08/11/28	29,228
					207,081
	INDUSTRIAL SUPPORT SERVICES — 0.1%
68,926	Resideo Funding, Inc.(d)	US0001M + 2.250%	4.2200	02/09/28	67,432

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 5.1% (Continued)
	INSURANCE — 0.1%
65,308	Sedgwick Claims Management Services, Inc.(d)	US0003M + 3.250%	4.9160	11/05/25	$63,461

	INTERNET MEDIA & SERVICES — 0.0%(e)
68	Pug, LLC(d)	US0001M + 4.250%	4.7500	02/13/27	64

	LEISURE FACILITIES & SERVICES — 0.7%
177,777	Caesars Resort Collection, LLC(d)	US0003M + 2.750%	4.4160	10/02/24	174,251
70,000	Hilton Worldwide Finance, LLC(d)	US0003M + 1.750%	3.3740	06/21/26	69,046
40,000	Scientific Games Corporation(d)	TSFR1M + 3.000%	5.0440	04/07/29	39,183
30,000	Scientific Games Holdings, L.P.(d)	SOFRRATE + 3.500%	5.6170	02/04/29	28,751
68,579	Station Casinos, LLC(d)	US0001M + 2.250%	3.3100	01/31/27	66,907
69,048	UFC Holdings, LLC(d)	US0001M + 2.750%	3.5000	04/29/26	66,991
					445,129
	MACHINERY — 0.2%
71,451	Alliance Laundry Systems, LLC(d)	US0001M + 3.500%	5.9550	09/30/27	69,540
72,253	Standard Industries, Inc.(d)	US0001M + 2.500%	3.7880	08/06/28	71,176
					140,716
	OIL & GAS PRODUCERS — 0.3%
57,477	CITGO Petroleum Corporation(d)	US0001M + 6.250%	7.9160	03/27/24	57,154
69,635	Freeport LNG Investments LLLP(d)	US0001M + 3.500%	4.5630	11/17/28	65,566
69,374	Oryx Midstream Services Permian Basin, LLC(d)	US0001M + 3.250%	4.7560	09/30/28	67,720
					190,440
	PUBLISHING & BROADCASTING — 0.1%
41,179	Nexstar Broadcasting, Inc.(d)	US0001M + 2.500%	4.1660	06/20/26	40,798

	SOFTWARE — 0.5%
113,368	Applied Systems, Inc.(d)	US0001M + 2.000%	5.2500	09/19/24	$111,554
69,488	CCC Intelligent Solutions, Inc.(d)	US0001M + 2.500%	4.5000	09/17/28	67,773
68,442	Sophia, L.P.(d)	US0001M + 3.250%	5.5000	10/07/27	66,132
40,000	Sophia, L.P.(d)	SOFRRATE + 4.250%	5.7750	10/07/27	38,900
67,027	UKG, Inc.(d)	US0001M + 3.250%	5.5350	05/03/26	65,152
					349,511

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 5.1% (Continued)
	TECHNOLOGY HARDWARE — 0.1%
69,591	NCR Corporation(d)	US0001M + 2.500%	3.7400	08/08/26	$68,141

	TECHNOLOGY SERVICES — 0.5%
73,877	Blackhawk Network Holdings, Inc.(d)	US0003M + 3.000%	5.0540	05/22/25	71,246
67,723	Dun & Bradstreet Corporation (The)(d)	US0001M + 3.250%	4.8740	02/08/26	66,086
19,950	Dun & Bradstreet Corporation (The)(d)	SOFRRATE + 3.250%	4.7470	01/07/29	19,373
69,288	NAB Holdings, LLC(d)	SOFRRATE + 3.000%	5.2040	11/18/28	66,242
87,265	Peraton Corporation(d)	US0001M + 3.750%	5.4160	02/24/28	85,030
69,338	Tenable, Inc.(d)	US0006M + 2.750%	3.2500	06/17/28	66,796
					374,773
	TELECOMMUNICATIONS — 0.2%
24,026	CenturyLink, Inc.(d)	US0001M + 2.250%	3.9160	03/15/27	22,945
97,497	SBA Senior Finance II, LLC(d)	US0001M + 1.750%	3.4200	04/11/25	95,526
					118,471
	TRANSPORTATION & LOGISTICS — 0.7%
24,706	Air Canada(d)	US0001M + 3.500%	4.2500	07/27/28	23,868
101,661	Brown Group Holding, LLC(d)	US0001M + 2.500%	4.1660	04/22/28	98,102
74,351	KKR Apple Bidco, LLC(d)	US0001M + 3.000%	4.3100	07/13/28	71,841
70,000	Mileage Plus Holdings, LLC(d)	US0001M + 5.250%	7.3130	06/25/27	70,700
73,692	PODS, LLC(d)	US0001M + 3.000%	4.7560	03/19/28	70,852
70,000	SkyMiles IP Ltd.(d)	US0003M + 3.750%	4.7500	09/16/27	70,893
					406,256

	TOTAL TERM LOANS (Cost $3,394,913)				3,314,078

	U.S. GOVERNMENT & AGENCIES — 20.8%
	AGENCY FIXED RATE — 0.9%
8,824	Fannie Mae Pool 735061		6.0000	11/01/34	9,441
11,357	Fannie Mae Pool 866009		6.0000	03/01/36	12,370
80,153	Fannie Mae Pool 938574		5.5000	09/01/36	85,965
27,504	Fannie Mae Pool 310041		6.5000	05/01/37	30,971
12,972	Fannie Mae Pool 962752		5.0000	04/01/38	13,791
15,354	Fannie Mae Pool 909175		5.5000	04/01/38	16,533
57,623	Fannie Mae Pool 909220		6.0000	08/01/38	62,521

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 20.8% (Continued)
	AGENCY FIXED RATE — 0.9% (Continued)
79,089	Fannie Mae Pool AA7001		5.0000	06/01/39	$84,080
52,544	Fannie Mae Pool AS7026		4.0000	04/01/46	53,930
88,974	Fannie Mae Pool BJ9260		4.0000	04/01/48	90,696
89,302	Freddie Mac Gold Pool G01980		5.0000	12/01/35	95,031
12,244	Freddie Mac Gold Pool G05888		5.5000	10/01/39	13,177
					568,506
	U.S. TREASURY BONDS — 10.9%
1,040,000	United States Treasury Bond(g)		2.8750	05/15/49	1,004,311
1,440,000	United States Treasury Bond		2.0000	02/15/50	1,159,284
2,500,000	United States Treasury Bond		1.3750	08/15/50	1,711,133
2,045,000	United States Treasury Note		1.8750	02/15/51	1,593,182
1,135,000	United States Treasury Note		1.8750	11/15/51	885,300
175,000	United States Treasury Note		2.2500	02/15/52	149,516
655,000	United States Treasury Note		2.8750	05/15/52	641,951
					7,144,677
	U.S. TREASURY NOTES — 9.0%
915,000	United States Treasury Note		0.1250	08/31/23	887,728
855,000	United States Treasury Note		2.5000	04/30/24	848,521
2,505,000	United States Treasury Note		2.6250	02/15/29	2,494,041
485,000	United States Treasury Note		0.8750	11/15/30	422,746
715,000	United States Treasury Note		1.6250	05/15/31	659,504
540,000	United States Treasury Note		2.8750	05/15/32	550,800
					5,863,340

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $15,835,237)				13,576,523

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.8%
	MONEY MARKET FUNDS - 1.8%
1,144,457	Fidelity Government Portfolio, CLASS I, 1.41% (Cost $1,144,457) (f)	$1,144,457

	COLLATERAL FOR SECURITIES LOANED – 2.5%
1,604,293	Mount Vernon Prime Portfolio, 2.30% (Cost $1,604,293) (f),(h)	1,604,293

	TOTAL INVESTMENTS – 101.8% (Cost $72,581,883)	$66,373,904
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%	(1,155,877)
	NET ASSETS - 100.0%	$65,218,027

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	SOFR Secured Overnight Financing Rate
TSFR1M	Secured Overnight Financing Rate 1 month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month
USSW5	USD SWAP SEMI 30/360 5YR

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is 27,090,005 or 41.5% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2022.
(d)	Variable rate security; the rate shown represents the rate on July 31, 2022.
(e)	Percentage rounds to less than 0.1%.
(f)	Rate disclosed is the seven day effective yield as of July 31, 2022.
(g)	All or a portion of these securities are on loan. Total loaned securities had a value of $1,581,495 at July 31, 2022.
(h)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares					Fair Value
	COMMON STOCKS — 0.2%
	METALS & MINING - 0.2%
23,114	Covia Holdings, LLC(a)				$330,819

	TOTAL COMMON STOCKS (Cost $183,467)				330,819

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 9.8%
	CLO — 9.8%
1,500,000	Apidos CLO XX 2015-20A DR(b),(c)	US0003M + 5.700%	8.4400	07/16/31	1,228,506
1,540,000	Atrium IX 9A ER(b),(c)	US0003M + 6.450%	8.0480	05/28/30	1,366,715
2,900,000	Benefit Street Partners CLO II Ltd. 2013-IIA DR(b),(c)	US0003M + 6.550%	9.0620	07/15/29	2,528,365
2,000,000	Benefit Street Partners CLO III Ltd. 2013-IIIA DR(b),(c)	US0003M + 6.600%	9.3100	07/20/29	1,819,308
2,000,000	Benefit Street Partners CLO XII Ltd. 2017-12AD(b),(c)	US0003M + 6.410%	8.9220	10/15/30	1,809,416
2,000,000	Carlyle Global Market Strategies CLO 2015-4 Ltd. 2015-4A DR(b),(c)	US0003M + 6.700%	9.4100	07/20/32	1,690,692
250,000	CIFC Funding 2013-II Ltd. 2013-2A B2LR(b),(c)	US0003M + 6.520%	9.2600	10/18/30	203,712
275,000	CIFC Funding 2017-I Ltd. 2017-1A E(b),(c)	US0003M + 6.350%	9.0820	04/23/29	254,756
1,250,000	Goldentree Loan Management US CLO 2 Ltd. 2017-2A E(b),(c)	US0003M + 4.700%	7.4100	11/28/30	1,063,460
3,005,000	THL Credit Wind River 2014-2 CLO Ltd. 2014-2A ER(b),(c)	US0003M + 5.750%	8.2620	01/15/31	2,521,532
1,750,000	THL Credit Wind River 2019-3 CLO Ltd. 2019-3A E2R(b),(c)	US0003M + 6.750%	9.2620	04/15/31	1,549,093
700,000	TICP CLO I-2 Ltd. 2018-IA D(b),(c)	US0003M + 5.770%	8.5360	04/26/28	637,065
1,850,000	Voya CLO 2015-1 Ltd. 2015-1A DR(b),(c)	US0003M + 5.650%	8.3900	01/18/29	1,566,870
					18,239,490
	TOTAL ASSET BACKED SECURITIES (Cost $20,296,089)				18,239,490

	CORPORATE BONDS — 8.5%
	CABLE & SATELLITE — 0.2%
500,000	CSC Holdings, LLC(b)		5.7500	01/15/30	405,963

	CHEMICALS — 0.2%
500,000	Consolidated Energy Finance S.A.(b)		5.6250	10/15/28	408,688

	COMMERCIAL SUPPORT SERVICES — 0.2%
450,000	Deluxe Corporation(b)		8.0000	06/01/29	393,890

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.5% (Continued)
	CONSUMER SERVICES — 0.2%
437,000	PROG Holdings, Inc.(b)		6.0000	11/15/29	$359,708

	ELECTRIC UTILITIES — 0.2%
500,000	Calpine Corporation(b)		5.0000	02/01/31	445,566

	ENTERTAINMENT CONTENT — 0.2%
340,000	Paramount Global(d)	H15T5Y + 3.999%	6.3750	03/30/62	324,530

	FOOD — 0.5%
500,000	HLF Financing Sarl, LLC / Herbalife International,(b)		4.8750	06/01/29	370,638
500,000	Post Holdings, Inc.(b)		4.5000	09/15/31	441,343
					811,981
	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
475,000	Aretec Escrow Issuer, Inc.(b)		7.5000	04/01/29	421,161

	INTERNET MEDIA & SERVICES — 0.2%
475,000	GrubHub Holdings, Inc.(b)		5.5000	07/01/27	325,085

	LEISURE FACILITIES & SERVICES — 1.2%
500,000	Carnival Corporation(b)		10.5000	06/01/30	445,470
475,000	CEC Entertainment Company, LLC(b),(e)		6.7500	05/01/26	443,465
199,000	NCL Corporation Ltd.(b)		7.7500	02/15/29	160,001
500,000	Royal Caribbean Cruises Ltd.(b),(e)		5.5000	04/01/28	378,928
525,000	Wynn Macau Ltd.(b)		5.6250	08/26/28	410,807
500,000	Wynn Macau Ltd.(b)		5.1250	12/15/29	383,760
					2,222,431
	METALS & MINING — 0.7%
450,000	Mineral Resources Ltd.(b),(e)		8.1250	05/01/27	447,378
109,000	Mineral Resources Ltd.(b)		8.0000	11/01/27	110,393
127,000	Mineral Resources Ltd.(b),(e)		8.5000	05/01/30	128,793
510,000	Warrior Met Coal, Inc.(b)		7.8750	12/01/28	473,248
					1,159,812

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.5% (Continued)
	OIL & GAS PRODUCERS — 1.4%
14,000	EQM Midstream Partners, L.P.(b)		7.5000	06/01/27	$14,266
106,000	EQM Midstream Partners, L.P.(b),(e)		7.5000	06/01/30	109,241
500,000	Genesis Energy, L.P. / Genesis Energy Finance(e)		8.0000	01/15/27	491,440
475,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		5.7500	02/01/29	434,169
500,000	ITT Holdings, LLC(b)		6.5000	08/01/29	430,870
675,000	PBF Holding Company, LLC / PBF Finance Corporation		6.0000	02/15/28	613,789
500,000	Strathcona Resources Ltd.(b)		6.8750	08/01/26	460,430
					2,554,205
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
525,000	Service Properties Trust		4.3750	02/15/30	385,461

	REAL ESTATE OWNERS & DEVELOPERS — 0.2%
500,000	Kennedy-Wilson, Inc.(e)		4.7500	03/01/29	441,975

	RETAIL - DISCRETIONARY — 0.2%
170,000	Carvana Company(b)		5.8750	10/01/28	108,193
500,000	Carvana Company(b)		4.8750	09/01/29	299,688
					407,881
	SPECIALTY FINANCE — 1.1%
450,000	AerCap Global Aviation Trust(b),(d),(e)	US0003M + 4.300%	6.5000	06/15/45	428,708
533,000	Apollo Commercial Real Estate Finance, Inc.(b)		4.6250	06/15/29	419,197
500,000	Cobra AcquisitionCo, LLC(b)		6.3750	11/01/29	376,210
475,000	Curo Group Holdings Corporation(b)		7.5000	08/01/28	324,237
475,000	FirstCash, Inc.(b),(e)		5.6250	01/01/30	446,643
					1,994,995
	STEEL — 0.2%
500,000	Allegheny Technologies, Inc.		4.8750	10/01/29	428,382

	TECHNOLOGY SERVICES — 0.2%
475,000	ION Trading Technologies Sarl(b)		5.7500	05/15/28	390,699

	TELECOMMUNICATIONS — 0.6%
500,000	Altice France S.A.(b)		5.5000	10/15/29	432,234

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.5% (Continued)
	TELECOMMUNICATIONS — 0.6% (Continued)
500,000	Lumen Technologies, Inc.(b)		5.3750	06/15/29	$418,705
550,000	Telesat Canada / Telesat, LLC(b)		4.8750	06/01/27	325,265
					1,176,204
	TRANSPORTATION & LOGISTICS — 0.2%
400,000	American Airlines, Inc.(b),(e)		11.7500	07/15/25	442,819

	WHOLESALE - CONSUMER STAPLES — 0.2%
571,000	C&S Group Enterprises, LLC(b)		5.0000	12/15/28	414,659

	TOTAL CORPORATE BONDS (Cost $18,731,430)				15,916,095

	TERM LOANS — 80.0%
	ADVERTISING & MARKETING — 0.8%
1,071,084	Dotdash Meredith, Inc.(c)	SOFRRATE + 4.000%	4.8840	12/01/28	972,009
539,230	Terrier Media Buyer, Inc.(c)	US0001M + 3.500%	5.1660	12/17/26	507,550
					1,479,559
	AEROSPACE & DEFENSE — 1.2%
774,447	Dynasty Acquisition Company, Inc.(c)	US0001M + 3.500%	5.1660	04/06/26	733,789
416,369	Standard Aero Ltd.(c)	US0001M + 3.500%	5.1660	04/06/26	394,510
1,191,135	WP CPP Holdings, LLC(c)	US0003M + 3.750%	3.8100	04/30/25	1,048,198
					2,176,497
	APPAREL & TEXTILE PRODUCTS — 1.1%
1,041,000	Birkenstock US BidCo, Inc.(c)	US0001M + 3.250%	5.0600	04/28/28	977,239
1,130,281	Samsonite IP Holdings Sarl(c)	US0001M + 3.000%	4.3100	04/25/25	1,102,430
					2,079,669
	ASSET MANAGEMENT — 0.6%
1,190,840	Nexus Buyer, LLC(c)	US0001M + 3.750%	5.4160	11/09/26	1,153,328

	AUTOMOTIVE — 0.6%
191,520	Dexko Global, Inc.(c)	US0001M + 3.750%	5.4160	10/04/28	173,565
1,005,480	Dexko Global, Inc.(c)	US0001M + 3.750%	5.4160	10/04/28	911,216
					1,084,781

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0% (Continued)
	BEVERAGES — 0.4%
725,494	Pegasus Bidco BV(c)	TSFR1M + 4.250%	6.5347	07/12/29	$700,102

	BIOTECH & PHARMA — 0.4%
775,129	Curium Bidco Sarl(c)	US0001M + 4.000%	5.5440	12/02/27	749,937

	CHEMICALS — 3.9%
150,248	Arc Falcon I, Inc., Delayed Draw Term DD(c)	US0001M + 3.750%	4.2500	09/25/28	141,046
1,044,516	Arc Falcon I, Inc., Initial Term Loan(c)	US0001M + 3.750%	4.2500	09/25/28	980,545
1,409,063	Groupe Solmax, Inc.(c)	US0001M + 4.750%	4.7560	06/26/28	1,221,193
1,280,464	Iris Holding, Inc.(c)	TSFR1M + 4.750%	7.0347	06/28/28	1,196,440
1,191,835	NIC Acquisition Corporation(c)	US0001M + 3.750%	4.8120	12/29/27	1,041,068
727,912	Nouryon USA, LLC(c)	US0001M + 3.000%	4.5240	10/01/25	707,348
1,194,000	Olympus Water US Holding Corporation(c)	US0001M + 3.750%	6.0630	11/09/28	1,133,834
803,000	Polar US Borrower, LLC(c)	US0003M + 4.750%	4.3100	10/15/25	756,161
					7,177,635
	COMMERCIAL SUPPORT SERVICES — 5.4%
1,008,698	AlixPartners LLP(c)	US0001M + 2.750%	3.2500	02/04/28	989,548
1,181,075	Allied Universal Holdco, LLC(c)	US0001M + 3.750%	5.4160	05/12/28	1,106,413
258,846	Amentum Government Services Holdings, LLC(c)	SOFRRATE + 4.000%	4.7770	02/16/29	251,970
1,191,000	APX Group, Inc.(c)	US0001M + 3.500%	4.3100	07/10/28	1,124,084
1,190,769	Cast & Crew Payroll, LLC(c)	US0001M + 3.500%	6.7390	02/09/26	1,158,934
1,191,000	CHG Healthcare Services, Inc.(c)	US0001M + 3.250%	4.3100	09/29/28	1,158,778
1,190,840	Creative Artists Agency, LLC(c)	US0001M + 3.750%	5.0600	11/26/26	1,170,958
904,462	Garda World Security Corporation(c)	US0001M + 4.250%	3.5600	10/30/26	858,108
1,190,955	Prime Security Services Borrower, LLC(c)	US0001M + 2.750%	3.5000	09/23/26	1,160,270
1,193,985	Sotheby’s(c)	US0001M + 4.500%	5.0600	01/15/27	1,158,165
					10,137,228
	CONSTRUCTION MATERIALS — 1.9%
1,138,014	Foley Products Company, LLC(c)	SOFRRATE + 4.750%	4.7560	02/16/29	1,082,536
1,391,513	Quikrete Holdings, Inc.(c)	US0001M + 3.000%	4.6660	06/12/28	1,327,350
1,190,462	US Silica Company(c)	US0003M + 4.000%	5.0000	05/01/25	1,163,677
					3,573,563

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0% (Continued)
	CONSUMER SERVICES — 0.3%
662,453	Mckissock Investment Holdings, LLC(c)	SOFRRATE + 5.000%	5.9510	03/12/29	$627,124

	CONTAINERS & PACKAGING — 4.5%
942,875	Berlin Packaging, LLC(c)	US0001M + 3.750%	4.7600	03/13/28	900,936
748,232	Clydesdale Acquisition Holdings, Inc.(c)	TSFR1M + 4.175%	4.5600	04/13/29	720,855
1,281,695	LABL, Inc.(c)	US0001M + 5.000%	4.2560	10/30/28	1,224,019
1,390,466	Mauser Packaging Solutions Holding Company(c)	US0003M + 3.250%	5.0370	04/03/24	1,332,387
1,196,624	Patriot Container Corporation(c)	US0003M + 3.750%	4.7500	03/20/25	1,005,164
1,344,525	Reynolds Group Holdings, Inc.(c)	US0001M + 3.250%	5.5510	02/05/26	1,307,692
816,090	TricorBraun Holdings, Inc.(c)	US0001M + 3.250%	5.8100	03/03/28	775,648
584,523	Trident TPI Holdings, Inc.(c)	US0003M + 3.250%	4.3100	10/17/24	568,632
46,111	Trident TPI Holdings, Inc., Delayed Draw Term DD(c)	US0001M + 4.000%	4.0620	09/15/28	43,993
517,179	Trident TPI Holdings, Inc., Initial Term Loan(c)	US0001M + 4.000%	5.5440	09/15/28	493,422
					8,372,748
	E-COMMERCE DISCRETIONARY — 0.3%
651,750	CNT Holdings I Corporation(c)	US0001M + 3.500%	4.5000	11/08/27	633,468

	ELECTRIC UTILITIES — 0.0%(f)
635,000	Texas Competitive Electric Holdings Company, LLC /(g)		11.5000	11/22/49	—

	ELECTRICAL EQUIPMENT — 1.2%
995,618	Brookfield WEC Holdings, Inc.(c)	US0001M + 2.750%	4.4160	08/01/25	963,598
476,590	Brookfield WEC Holdings, Inc.(c)	TSFR1M + 3.750%	5.2470	08/01/25	463,484
114,244	Icebox Holdco III, Inc.(c)	US0001M + 3.750%	6.0000	12/22/28	107,190
558,935	Icebox Holdco III, Inc., Term Loan B(c)	US0001M + 3.750%	6.0000	12/22/28	524,421
179,825	Icebox Holdco III, Inc., Delayed Draw Term DD(c)	US0001M + 6.750%	9.0000	12/17/29	169,485
					2,228,178
	ENGINEERING & CONSTRUCTION — 1.8%
1,191,000	Osmose Utilities Services, Inc.(c)	US0001M + 3.250%	4.9160	06/16/28	1,112,096
1,191,000	USIC Holdings, Inc.(c)	US0001M + 3.500%	5.1660	05/12/28	1,126,240
1,064,568	VM Consolidated, Inc.(c)	US0001M + 3.250%	4.9160	03/27/28	1,047,535
					3,285,871

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0% (Continued)
	ENTERTAINMENT CONTENT — 1.0%
1,190,746	NEP Group, Inc.(c)	US0003M + 3.250%	5.0600	10/20/25	$1,123,766
491,825	Univision Communications, Inc.(c)	US0003M + 2.750%	3.7500	03/15/24	487,959
196,488	Univision Communications, Inc.(c)	TSFR1M + 4.250%	6.2540	06/11/29	190,266
					1,801,991
	FORESTRY, PAPER & WOOD PRODUCTS — 0.4%
850,467	Sylvamo Corporation(c)	US0001M + 4.500%	4.1750	09/13/28	813,259

	HEALTH CARE FACILITIES & SERVICES — 5.1%
1,191,000	Bella Holding Company, LLC(c)	US0001M + 3.750%	5.4160	05/10/28	1,141,574
1,191,000	Cano Health, LLC(c)	US0001M + 4.000%	4.5070	11/23/27	1,124,006
137,317	Element Materials Technology Group US Holdings,(c)	TSFR1M + 4.250%	6.5347	06/22/29	132,396
1,592,432	Legacy LifePoint Health, LLC(c)	US0001M + 3.750%	5.4160	11/17/25	1,508,263
916,433	Milano Acquisition Corporation(c)	US0001M + 4.000%	6.2500	10/01/27	891,611
1,472	Option Care Health, Inc.(c)	US0001M + 2.750%	4.8100	10/22/28	1,445
1,190,746	Outcomes Group Holdings, Inc.(c)	US0003M + 3.250%	6.5000	10/24/25	1,143,860
1,206,465	Packaging Coordinators Midco, Inc.(c)	US0001M + 3.750%	6.0060	11/30/27	1,164,673
1,182,038	Phoenix Newco, Inc.(c)	US0001M + 3.250%	5.0600	11/15/28	1,154,520
1,190,977	Radnet Management, Inc.(c)	US0001M + 3.000%	4.8250	04/24/28	1,159,250
					9,421,598
	HOUSEHOLD PRODUCTS — 0.2%
449,313	Sunshine Luxembourg VII Sarl(c)	US0001M + 3.750%	4.8100	10/02/26	429,844

	INDUSTRIAL INTERMEDIATE PROD — 1.0%
777,385	AZZ, Inc.(c)	SOFRRATE + 4.250%	4.5340	05/11/29	760,543
1,173,184	Gates Global, LLC(c)	US0001M + 2.500%	4.3100	03/31/27	1,134,252
					1,894,795
	INSTITUTIONAL FINANCIAL SERVICES — 0.5%
1,015,483	Deerfield Dakota Holding, LLC(c)	US0001M + 3.750%	5.2750	04/09/27	987,558

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0% (Continued)
	INSURANCE — 3.3%
582,613	Alliant Holdings Intermediate, LLC(c)	US0001M + 3.500%	2.8400	11/08/27	$564,133
760,949	Asurion, LLC(c)	US0001M + 3.250%	4.7740	12/23/26	717,514
667,218	Asurion, LLC(c)	US0001M + 3.250%	5.7260	07/30/27	629,521
355,000	Asurion, LLC(c)	US0001M + 5.250%	6.9160	01/31/28	306,099
365,000	Asurion, LLC(c)	US0001M + 5.250%	6.9160	01/19/29	314,721
1,193,992	Howden Group Holdings Ltd.(c)	US0001M + 3.250%	3.8100	11/12/27	1,159,008
1,190,894	HUB International Ltd.(c)	US0001M + 3.250%	5.3840	04/25/25	1,168,445
1,047,842	Sedgwick Claims Management Services, Inc.(c)	US0003M + 3.250%	4.9160	12/31/25	1,018,209
189,150	Sedgwick Claims Management Services, Inc.(c)	US0001M + 3.750%	5.4160	08/10/26	184,392
					6,062,042
	LEISURE FACILITIES & SERVICES — 10.0%
1,752,495	Aimbridge Acquisition Company, Inc.(c)	US0003M + 3.750%	5.4160	02/02/26	1,538,366
1,313,000	AMC Entertainment Holdings, Inc.(c)	US0003M + 3.000%	4.8720	04/22/26	1,142,861
524,362	Carnival Corporation(c)	US0001M + 3.000%	3.7500	06/30/25	501,985
643,187	Carnival Corporation(b),(c)	US0001M + 3.250%	6.1270	10/09/28	598,833
1,007,164	Dave & Buster’s, Inc.(c)	TSFR1M + 5.000%	6.6180	06/29/29	987,227
699,169	Fertitta Entertainment, LLC/NV(c)	SOFRRATE + 4.000%	5.5250	01/26/29	668,672
1,200,000	Fogo De Chao, Inc.(c)	US0003M + 4.250%	5.2500	04/07/25	1,151,628
689,788	Hilton Grand Vacations Borrower, LLC(c)	US0001M + 3.000%	4.6660	08/02/28	677,802
2,561,406	Hornblower Sub, LLC(c)	US0001M + 4.500%	5.5000	04/25/25	1,792,985
1,190,674	IRB Holding Corporation(c)	US0001M + 2.750%	3.7500	02/05/25	1,164,199
138,698	Motion Finco, LLC, Delayed Draw Term Loan B-DD(c)	US0001M + 3.250%	3.5600	11/04/26	128,333
1,052,325	Motion Finco, LLC, Term Loan B(c)	US0001M + 3.250%	5.5000	11/04/26	973,684
1,801,652	Playa Resorts Holding BV(c)	US0003M + 2.750%	4.4200	04/29/24	1,737,749
445,643	Scientific Games Corporation(c)	TSFR1M + 3.000%	5.0440	04/16/29	436,545
408,707	Scientific Games Holdings, L.P.(c)	SOFRRATE + 3.500%	5.6170	04/04/29	391,688
1,191,000	SeaWorld Parks & Entertainment, Inc.(c)	US0001M + 3.000%	5.5600	08/25/28	1,139,263
1,194,000	Whatabrands, LLC(c)	US0001M + 3.250%	4.3100	08/03/28	1,140,807
1,176,170	William Morris Endeavor Entertainment, LLC(c)	US0003M + 2.750%	4.7560	05/16/25	1,131,823
1,190,769	Wok Holdings, Inc.(c)	US0003M + 6.250%	7.8250	03/02/26	1,068,715
					18,373,165

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0% (Continued)
	LEISURE PRODUCTS — 0.6%
1,190,659	Varsity Brands Holding Company, Inc.(c)	US0003M + 3.500%	4.4610	12/16/24	$1,134,632

	MACHINERY — 2.1%
828,176	Alliance Laundry Systems, LLC(c)	US0001M + 3.500%	5.9550	10/08/27	806,022
1,196,893	CIRCOR International, Inc.(c)	US0001M + 5.500%	7.1420	12/18/28	1,089,173
635,719	Filtration Group Corporation(c)	US0003M + 3.000%	3.1210	03/31/25	623,640
288,101	Filtration Group Corporation(c)	US0001M + 3.500%	5.5600	10/20/28	278,090
1,193,766	STS Operating, Inc.(c)	US0003M + 4.250%	5.9160	12/11/24	1,142,136
					3,939,061
	MEDICAL EQUIPMENT & DEVICES — 0.8%
1,578,000	Mozart Borrower, L.P.(c)	US0001M + 3.250%	4.0140	10/20/28	1,510,935

	OIL & GAS PRODUCERS — 3.3%
1,141,353	CQP Holdco, L.P.(c)	US0001M + 3.750%	6.0050	06/05/28	1,111,553
1,190,679	EG America, LLC(c)	US0003M + 4.000%	6.2500	02/06/25	1,131,574
1,211,035	Lucid Energy Group II Borrower, LLC(c)	US0001M + 4.250%	4.0600	11/22/28	1,211,229
1,194,057	Medallion Midland Acquisition, L.P.(c)	US0001M + 3.750%	4.0060	10/18/28	1,163,214
253,113	RelaDyne, Inc.(c)	SOFRRATE + 4.250%	8.4890	12/22/28	246,152
1,377,206	TransMontaigne Operating Company, L.P.(c)	US0001M + 3.500%	5.0950	11/17/28	1,326,786
					6,190,508
	REAL ESTATE INVESTMENT TRUSTS — 0.6%
1,194,000	Claros Mortgage Trust, Inc.(c)	US0001M + 4.500%	4.3630	08/10/26	1,167,135

	RETAIL - DISCRETIONARY — 3.7%
733,102	Hertz Corporation (The), Term Loan B(c)	US0001M + 3.250%	4.2560	06/30/28	705,955
139,557	Hertz Corporation (The), Term Loan C(c)	US0001M + 3.250%	4.7050	06/30/28	134,389
1,238,653	JP Intermediate B, LLC(c)	US0003M + 5.500%	6.7390	11/20/25	1,011,937
907,328	LBM Acquisition, LLC(c)	US0001M + 3.750%	4.7390	12/17/27	782,733
1,190,955	Leslie’s Poolmart, Inc.(c)	US0001M + 2.500%	3.2500	03/09/28	1,160,122
939,551	Mavis Tire Express Services TopCo, L.P.(c)	US0001M + 4.000%	6.2500	05/04/28	902,138
538,188	Petco Health & Wellness Company, Inc.(c)	US0001M + 3.250%	5.2560	03/03/28	522,335
516,100	PetSmart, Inc.(c)	US0003M + 3.750%	4.5000	02/11/28	498,787

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0% (Continued)
	RETAIL - DISCRETIONARY — 3.7% (Continued)
1,197,062	Specialty Building Products Holdings, LLC(c)	US0001M + 3.750%	5.3450	10/16/28	$1,092,698
					6,811,094
	SEMICONDUCTORS — 0.3%
576,770	Altar Bidco, Inc.(c)	SOFRRATE + 3.350%	5.7500	02/01/29	549,916
57,359	Altar Bidco, Inc.(c)	SOFRRATE + 5.600%	4.7330	02/01/30	52,483
					602,399
	SOFTWARE — 10.4%
1,106,560	Applied Systems, Inc.(c)	US0003M + 3.000%	5.2500	09/19/24	1,088,855
190,250	Applied Systems, Inc.(c)	US0001M + 5.500%	5.4110	09/19/25	186,173
316,856	athenahealth, Inc., Delayed Draw Term DD(c)	SOFRRATE + 3.500%	4.3700	02/15/29	302,927
1,868,218	athenahealth, Inc., Initial Term Loan(c)	SOFRRATE + 3.500%	4.3700	02/15/29	1,786,092
599,325	Barracuda Networks, Inc.(c)	US0003M + 3.750%	5.9820	02/12/25	597,452
943,164	Barracuda Networks, Inc.(c)	TSFR1M + 4.500%	6.7847	05/16/29	912,512
1,013,119	Central Parent, Inc.(c)	TSFR1M + 4.500%	6.7847	07/06/29	986,783
1,403,199	Condor Merger Sub, Inc.(c)	SOFRRATE + 4.000%	5.6990	03/01/29	1,345,029
595,431	Dcert Buyer, Inc.(c)	US0003M + 4.000%	4.8100	10/16/26	578,101
600,000	Dcert Buyer, Inc.(c)	US0001M + 7.000%	5.0600	02/16/29	567,501
1,192,795	Epicor Software Corporation(c)	US0001M + 3.250%	4.5600	07/30/27	1,140,359
1,411,875	Greeneden US Holdings II, LLC(c)	US0001M + 4.000%	5.6660	12/01/27	1,381,492
1,200,000	Helios Software Holdings, Inc.(c)	US0001M + 3.750%	3.8100	03/10/28	1,131,756
278,862	MedAssets Software Intermediate Holdings, Inc.(c)	US0001M + 4.000%	5.6660	12/18/28	269,450
121,719	MedAssets Software Intermediate Holdings, Inc.(c)	US0001M + 6.750%	7.2500	12/17/29	109,304
231,780	Mitnick Corporate Purchaser, Inc.(c)	TSFR1M + 4.750%	4.7990	05/02/29	225,793
1,190,816	Project Boost Purchaser, LLC(c)	US0003M + 3.500%	4.7560	06/01/26	1,134,812
1,184,050	Proofpoint, Inc.(c)	US0001M + 3.250%	4.3100	08/31/28	1,140,140
1,092,372	RealPage, Inc.(c)	US0001M + 3.000%	6.0600	04/24/28	1,053,533
783,120	Sophia, L.P.(c)	US0003M + 3.250%	4.0600	10/07/27	756,689
669,346	Sophia, L.P.(c)	SOFRRATE + 4.250%	5.7750	10/07/27	650,939
99,791	UKG, Inc.(c)	US0001M + 5.250%	7.5350	05/03/27	96,191
1,190,816	Ultimate Software Group, Inc. (The)(c)	US0003M + 3.750%	5.4160	05/04/26	1,161,046
726,735	Waystar Technologies, Inc.(c)	US0001M + 4.000%	4.7560	10/22/26	707,658
					19,310,587

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0% (Continued)
	SPECIALTY FINANCE — 0.3%
625,780	Apollo Commercial Real Estate Finance, Inc.(c)	US0001M + 3.500%	6.5060	03/11/28	$583,540

	TECHNOLOGY HARDWARE — 1.2%
1,190,746	VeriFone Systems, Inc.(c)	US0003M + 4.000%	5.5240	08/20/25	1,095,158
1,220,063	Viasat, Inc.(c)	SOFRRATE + 4.500%	5.9240	02/23/29	1,143,809
					2,238,967
	TECHNOLOGY SERVICES — 3.5%
178,200	ION Trading Finance Ltd.(c)	US0001M + 4.750%	7.0000	03/31/28	171,518
1,146,000	MoneyGram International, Inc.(c)	US0001M + 4.500%	5.0000	07/21/26	1,119,504
1,191,464	Peraton Corporation(c)	US0001M + 3.750%	5.4160	02/01/28	1,160,938
672,430	Tempo Acquisition, LLC(c)	US0001M + 3.000%	4.3100	08/31/26	660,663
1,222,233	Travelport Finance Luxembourg Sarl(c)	US0001M + 1.500%	2.5000	02/28/25	1,192,142
1,295,785	Travelport Finance Luxembourg Sarl(c)	US0003M + 5.000%	4.8100	05/29/26	1,011,114
1,168,000	Verscend Holding Corporation(c)	US0001M + 4.000%	5.6660	08/27/25	1,140,266
					6,456,145
	TELECOMMUNICATIONS — 2.3%
617,500	Altice France S.A.(c)	US0003M + 2.750%	5.3310	07/31/25	579,369
760,202	Altice France S.A.(c)	US0003M + 3.688%	4.2560	02/02/26	719,577
226,775	Altice France S.A.(c)	US0003M + 4.000%	6.0000	08/14/26	216,230
866,472	CCI Buyer, Inc.(c)	US0001M + 4.000%	6.0540	12/17/27	823,148
1,190,863	Connect Finco S.A.RL(c)	US0001M + 3.500%	4.5000	12/11/26	1,149,926
2,271	Intelsat Jackson Holdings S.A.(c)	US0001M + 5.750%	8.0000	11/27/23	—
1,235	Intelsat Jackson Holdings S.A.	US0001M + 8.625%	8.6250	01/02/24	—
1,300,000	Telesat, LLC(c)	US0001M + 2.750%	4.3100	12/07/26	898,105
					4,386,355
	TRANSPORTATION & LOGISTICS — 4.4%
1,005,000	AAdvantage Loyalty IP Ltd.(c)	US0003M + 4.750%	7.4600	04/20/28	992,438
977,529	Air Canada(c)	US0001M + 3.500%	4.2500	08/11/28	944,362
474,573	American Airlines, Inc.(c)	US0003M + 2.000%	2.8400	12/14/23	467,342

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0% (Continued)
	TRANSPORTATION & LOGISTICS — 4.4% (Continued)
231,141	Brown Group Holding, LLC(c)	TSFR1M + 3.750%	6.0347	07/02/29	$226,927
1,190,637	Kenan Advantage Group, Inc. (The)(c)	US0001M + 3.750%	4.0600	03/24/26	1,123,479
565,681	KKR Apple Bidco, LLC(c)	US0001M + 2.750%	4.3100	09/22/28	546,590
65,000	KKR Apple Bidco, LLC(c)	US0001M + 5.750%	7.4160	07/13/29	62,698
995,000	Mileage Plus Holdings, LLC(c)	US0003M + 5.250%	7.3130	06/21/27	1,004,950
1,227,550	PODS, LLC(c)	US0001M + 3.000%	4.7560	03/31/28	1,180,241
696,188	United Airlines, Inc.(c)	US0001M + 3.750%	6.5330	04/21/28	672,952
1,211,344	WestJet Airlines Ltd.(c)	US0003M + 3.000%	5.0300	12/11/26	1,068,847
					8,290,826
	WHOLESALE - DISCRETIONARY — 0.6%
1,190,769	Fastlane Parent Company, Inc.(c)	US0001M + 4.500%	4.0340	02/04/26	1,139,661

	TOTAL TERM LOANS (Cost $156,153,553)				149,005,785

Shares		Expiration Date
	RIGHT — 0.0%(f)
10,588	TRA Rights(a)	11/22/24			14,029

	TOTAL RIGHT (Cost $17,470)				14,029

	WARRANT — 0.1%
14,905	iHeartMedia, Inc.(a)	05/02/39			121,103

	TOTAL WARRANT (Cost $287,609)				121,103

	SHORT-TERM INVESTMENTS — 3.5%
	MONEY MARKET FUND – 3.5%
6,584,470	Fidelity Government Portfolio, Institutional Class, 1.49% (Cost $6,584,470)(h)				6,584,470

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED - 1.6%
3,002,065	Mount Vernon Liquid Assets Portfolio, LLC, 2.30% (Cost $3,002,065)(h),(i)	$3,002,065

	TOTAL INVESTMENTS - 103.7% (Cost $205,256,153)	$193,213,856
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7)%	(6,886,487)
	NET ASSETS - 100.0%	$186,327,369

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

S/A	- Société Anonyme

H15T5Y	- US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	- United States SOFR Secured Overnight Financing Rate

TSFR1M	- CME Term SOFR 1 Month

US0001M	- ICE LIBOR USD 1 Month

US0003M	- ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is 32,068,841 or 17.2% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Variable rate security; the rate shown represents the rate on July 31, 2022.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,979,174 at July 31, 2022.

(f)	Percentage rounds to less than 0.1%.

(g)	Represents issuer in default on interest payments; non-income producing security.

(h)	Rate disclosed is the seven day effective yield as of July 31, 2022.

(i)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares				Fair Value
	COMMON STOCKS — 1.0%
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
2,500,244	Hi-Crush(a),(h)			$950,093
	TOTAL COMMON STOCKS (Cost $1,208,730)

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 95.2%
	AEROSPACE & DEFENSE — 1.1%
545,000	Moog, Inc.(b)	4.2500	12/15/27	509,406
527,000	Spirit AeroSystems, Inc.(b)	7.5000	04/15/25	527,258
				1,036,664
	ASSET MANAGEMENT — 0.6%
241,000	AG Issuer, LLC(b)	6.2500	03/01/28	215,753
441,000	NFP Corporation(b)	4.8750	08/15/28	402,068
				617,821
	AUTOMOTIVE — 1.0%
185,000	Ford Motor Company(c)	3.2500	02/12/32	154,751
711,000	Ford Motor Company	4.7500	01/15/43	587,005
205,000	Ford Motor Credit Company, LLC	4.9500	05/28/27	203,562
				945,318
	BIOTECH & PHARMA — 1.3%
587,000	Grifols Escrow Issuer S.A.(b)	4.7500	10/15/28	521,080
200,000	Organon Finance 1, LLC(b)	4.1250	04/30/28	189,979
589,000	Organon Finance 1, LLC(b)	5.1250	04/30/31	559,155
				1,270,214
	CABLE & SATELLITE — 5.0%
1,290,000	Altice Financing S.A.(b)	5.0000	01/15/28	1,141,804
555,000	Block Communications, Inc.(b)	4.8750	03/01/28	489,280
378,000	CCO Holdings, LLC / CCO Holdings Capital(b)	5.0000	02/01/28	365,462
825,000	CCO Holdings, LLC / CCO Holdings Capital(b),(c)	5.3750	06/01/29	787,669
590,000	CSC Holdings, LLC(b)	5.3750	02/01/28	561,948
535,000	CSC Holdings, LLC(b)	5.7500	01/15/30	434,380
680,000	CSC Holdings, LLC(b)	4.6250	12/01/30	518,361
610,000	Sirius XM Radio, Inc.(b)	4.0000	07/15/28	567,501
				4,866,405

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.2% (Continued)
	CHEMICALS — 1.7%
130,000	Avient Corporation(b)	7.1250	08/01/30	$134,171
604,000	Consolidated Energy Finance S.A.(b)	5.6250	10/15/28	493,695
572,000	Methanex Corporation	5.1250	10/15/27	530,009
531,000	Minerals Technologies, Inc.(b)	5.0000	07/01/28	487,374
				1,645,249
	COMMERCIAL SUPPORT SERVICES — 4.6%
400,000	Allied Universal Holdco, LLC / Allied Universal(b)	4.6250	06/01/28	356,918
585,000	Brink’s Company (The)(b)	4.6250	10/15/27	536,106
344,000	Covanta Holding Corporation	5.0000	09/01/30	301,112
187,000	Covert Mergeco, Inc.(b)	4.8750	12/01/29	166,966
565,000	Deluxe Corporation(b)	8.0000	06/01/29	494,550
228,000	Garda World Security Corporation B(b)	4.6250	02/15/27	206,086
222,000	Garda World Security Corporation(b)	6.0000	06/01/29	173,831
578,000	Harsco Corporation(b)	5.7500	07/31/27	440,800
380,000	Korn Ferry(b)	4.6250	12/15/27	356,820
515,000	Prime Security Services Borrower, LLC / Prime B(b)	5.7500	04/15/26	524,200
505,000	Sotheby’s(b)	7.3750	10/15/27	487,200
580,000	TriNet Group, Inc.(b)	3.5000	03/01/29	506,761
				4,551,350
	CONSTRUCTION MATERIALS — 0.4%
505,000	Standard Industries, Inc.(b)	3.3750	01/15/31	411,739

	CONSUMER SERVICES — 1.0%
600,000	PROG Holdings, Inc.(b)	6.0000	11/15/29	493,878
605,000	Rent-A-Center, Inc.(b)	6.3750	02/15/29	481,380
				975,258
	CONTAINERS & PACKAGING — 2.2%
414,000	Ardagh Metal Packaging Finance USA, LLC Ardagh(b)	3.2500	09/01/28	384,937
580,000	Clydesdale Acquisition Holdings, Inc.(b)	6.6250	04/15/29	586,487
479,000	Crown Americas, LLC(b)	5.2500	04/01/30	478,509
507,000	LABL, Inc.(b)	5.8750	11/01/28	464,222
90,000	Sealed Air Corporation(b)	5.0000	04/15/29	88,551

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.2% (Continued)
	CONTAINERS & PACKAGING — 2.2% (Continued)
95,000	Silgan Holdings, Inc.		4.1250	02/01/28	$89,198
					2,091,904
	ELECTRIC UTILITIES — 1.8%
453,000	Calpine Corporation(b)		5.0000	02/01/31	403,683
332,000	Calpine Corporation(b)		3.7500	03/01/31	295,447
165,000	Clearway Energy Operating, LLC(b)		3.7500	01/15/32	140,651
510,000	NRG Energy Inc(b)		3.6250	02/15/31	427,846
510,000	Vistra Operations Company, LLC(b),(c)		5.0000	07/31/27	502,988
					1,770,615
	ENGINEERING & CONSTRUCTION — 0.5%
557,000	VM Consolidated, Inc.(b)		5.5000	04/15/29	488,958

	ENTERTAINMENT CONTENT — 1.5%
445,000	Banijay Entertainment S.A.SU(b)		5.3750	03/01/25	425,183
354,000	Paramount Global(d)	H15T5Y + 3.999%	6.3750	03/30/62	337,893
735,000	Univision Communications, Inc.(b),(c)		6.6250	06/01/27	737,848
					1,500,924
	FOOD — 2.5%
208,000	Herbalife Nutrition Ltd. / HLF Financing, Inc.(b)		7.8750	09/01/25	195,577
675,000	HLF Financing Sarl, LLC / Herbalife International,(b)		4.8750	06/01/29	500,362
484,000	Land O’Lakes Capital Trust I(b)		7.4500	03/15/28	493,466
345,000	Pilgrim’s Pride Corporation(b)		5.8750	09/30/27	345,288
570,000	Post Holdings, Inc.(b)		4.5000	09/15/31	503,131
381,000	Simmons Foods, Inc./Simmons Prepared Foods,(b)		4.6250	03/01/29	348,703
					2,386,527
	FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
456,000	Glatfelter Corporation(b)		4.7500	11/15/29	311,756

	GAS & WATER UTILITIES — 0.6%
615,000	Ferrellgas Escrow, LLC / FG Operating Finance(b)		5.3750	04/01/26	572,725

	HEALTH CARE FACILITIES & SERVICES — 3.5%
357,000	Acadia Healthcare Company, Inc.(b)		5.5000	07/01/28	352,056
117,000	Acadia Healthcare Company, Inc.(b)		5.0000	04/15/29	113,519

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 3.5% (Continued)
625,000	CHS/Community Health Systems, Inc., Class B(b)	5.6250	03/15/27	$557,999
549,000	DaVita, Inc.(b)	4.6250	06/01/30	451,229
597,000	HCA, Inc.(c)	3.5000	09/01/30	545,751
530,000	Legacy LifePoint Health, LLC(b)	4.3750	02/15/27	473,428
695,000	Select Medical Corporation(b),(c)	6.2500	08/15/26	696,893
215,000	Tenet Healthcare Corporation	4.6250	07/15/24	215,110
				3,405,985
	HOME CONSTRUCTION — 0.9%
361,000	Mattamy Group Corporation(b)	5.2500	12/15/27	317,569
210,000	Mattamy Group Corporation(b)	4.6250	03/01/30	169,308
475,000	PGT Innovations, Inc.(b)	4.3750	10/01/29	431,666
				918,543
	HOUSEHOLD PRODUCTS — 1.3%
356,000	Coty, Inc.(b)	5.0000	04/15/26	350,041
600,000	Edgewell Personal Care Company(b)	4.1250	04/01/29	539,375
461,000	Energizer Holdings, Inc.(b)	4.3750	03/31/29	382,741
				1,272,157
	INSTITUTIONAL FINANCIAL SERVICES — 0.5%
550,000	Aretec Escrow Issuer, Inc.(b)	7.5000	04/01/29	487,661

	INSURANCE — 0.4%
345,000	NMI Holdings, Inc.(b)	7.3750	06/01/25	350,244

	INTERNET MEDIA & SERVICES — 0.3%
375,000	GrubHub Holdings, Inc.(b)	5.5000	07/01/27	256,646

	LEISURE FACILITIES & SERVICES — 8.5%
600,000	AMC Entertainment Holdings, Inc.(b),(e)	10.0000	06/15/26	476,625
306,000	Brinker International, Inc.(b)	5.0000	10/01/24	292,586
530,000	Caesars Entertainment, Inc.(b)	6.2500	07/01/25	529,330
104,000	Carnival Corporation(b),(c)	7.6250	03/01/26	90,190
835,000	Carnival Corporation(b)	5.7500	03/01/27	671,653
127,000	Carnival Corporation(b)	6.0000	05/01/29	97,852
195,000	Carnival Corporation(b)	10.5000	06/01/30	173,733

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.2% (Continued)
	LEISURE FACILITIES & SERVICES — 8.5% (Continued)
346,000	Carrols Restaurant Group, Inc.(b)	5.8750	07/01/29	$249,084
715,000	CEC Entertainment Company, LLC(b),(c)	6.7500	05/01/26	667,531
295,000	Dave & Buster’s, Inc. B(b)	7.6250	11/01/25	297,379
211,000	Hilton Grand Vacations Borrower Escrow, LLC /(b)	5.0000	06/01/29	187,157
555,000	Hilton Grand Vacations Borrower Escrow, LLC /(b)	4.8750	07/01/31	466,935
629,000	Melco Resorts Finance Ltd.(b)	5.3750	12/04/29	432,149
710,000	NCL Corporation Ltd. B(b)	3.6250	12/15/24	612,599
187,000	NCL Corporation Ltd.(b)	5.8750	03/15/26	153,043
243,000	NCL Corporation Ltd.(b)	7.7500	02/15/29	195,378
335,000	Premier Entertainment Sub, LLC / Premier(b)	5.8750	09/01/31	262,695
603,000	Royal Caribbean Cruises Ltd.(b)	4.2500	07/01/26	465,833
126,000	Royal Caribbean Cruises Ltd.(b)	5.5000	04/01/28	95,490
445,000	SeaWorld Parks & Entertainment, Inc.(b)	8.7500	05/01/25	462,294
430,000	SeaWorld Parks & Entertainment, Inc.(b)	5.2500	08/15/29	386,080
517,000	Wyndham Destinations, Inc.	5.7500	04/01/27	513,823
665,000	Wynn Macau Ltd.(b)	5.1250	12/15/29	510,401
				8,289,840
	MEDICAL EQUIPMENT & DEVICES — 0.8%
339,000	Embecta Corporation(b)	5.0000	02/15/30	298,496
482,000	Mozart Debt Merger Sub, Inc.(b),(c)	3.8750	04/01/29	436,292
				734,788
	METALS & MINING — 1.9%
573,000	FMG Resources August 2006 Pty Ltd.(b)	4.5000	09/15/27	529,581
555,000	Hudbay Minerals, Inc.(b)	6.1250	04/01/29	432,933
305,000	Mineral Resources Ltd.(b)	8.1250	05/01/27	303,223
180,000	Mineral Resources Ltd.(b)	8.5000	05/01/30	182,541
480,000	Warrior Met Coal, Inc.(b)	7.8750	12/01/28	445,411
				1,893,689
	OIL & GAS PRODUCERS — 17.0%
576,000	Antero Midstream Partners, L.P. / Antero Midstream(b),(c)	5.7500	01/15/28	563,901
680,000	Antero Resources Corporation(b)	5.3750	03/01/30	669,100
442,000	Apache Corporation	4.3750	10/15/28	412,830
377,000	Apache Corporation	4.7500	04/15/43	309,253
554,000	Buckeye Partners, L.P.(b)	4.5000	03/01/28	507,180

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.2% (Continued)
	OIL & GAS PRODUCERS — 17.0% (Continued)
800,000	California Resources Corporation(b)	7.1250	02/01/26	$793,153
480,000	Civitas Resources, Inc.(b)	5.0000	10/15/26	451,632
132,000	DCP Midstream Operating, L.P.(b)	6.7500	09/15/37	131,475
235,000	DCP Midstream Operating, L.P.	5.6000	04/01/44	202,991
302,000	DT Midstream, Inc.(b)	4.3750	06/15/31	271,661
498,000	Earthstone Energy Holdings, LLC(b),(c)	8.0000	04/15/27	477,189
605,000	eG Global Finance plc(b)	6.7500	02/07/25	576,916
70,000	EQM Midstream Partners, L.P.(b),(c)	7.5000	06/01/27	71,332
233,000	EQM Midstream Partners, L.P.	5.5000	07/15/28	220,774
264,000	EQM Midstream Partners, L.P.(b)	7.5000	06/01/30	272,073
823,000	Genesis Energy, L.P. / Genesis Energy Finance	5.6250	06/15/24	791,917
307,000	Genesis Energy, L.P. / Genesis Energy Finance(c)	8.0000	01/15/27	301,744
677,000	Harvest Midstream I, L.P.(b)	7.5000	09/01/28	647,234
434,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)	5.7500	02/01/29	396,693
279,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)	6.0000	02/01/31	256,594
814,000	Holly Energy Partners, L.P. / Holly Energy Finance(b)	5.0000	02/01/28	751,819
550,000	Howard Midstream Energy Partners, LLC(b)	6.7500	01/15/27	476,979
509,000	Independence Energy Finance, LLC(b)	7.2500	05/01/26	472,304
695,000	ITT Holdings, LLC(b)	6.5000	08/01/29	598,909
514,000	Murphy Oil Corporation	6.3750	07/15/28	513,902
405,000	Murphy Oil USA, Inc.	4.7500	09/15/29	392,317
650,000	NGL Energy Operating, LLC / NGL Energy Finance(b)	7.5000	02/01/26	596,681
425,000	NGL Energy Partners, L.P. / NGL Energy Finance(c)	6.1250	03/01/25	334,626
152,000	NuStar Logistics, L.P.	5.7500	10/01/25	147,176
379,000	NuStar Logistics, L.P.	6.3750	10/01/30	349,945
452,000	Oasis Petroleum, Inc.(b)	6.3750	06/01/26	445,701
503,000	Occidental Petroleum Corporation(c)	6.3750	09/01/28	539,861
251,000	Occidental Petroleum Corporation	6.1250	01/01/31	270,096
518,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	471,025
514,000	Southwestern Energy Company	5.3750	02/01/29	501,890
344,000	Southwestern Energy Company	5.3750	03/15/30	339,218
60,000	Southwestern Energy Company	4.7500	02/01/32	56,023
600,000	Strathcona Resources Ltd.(b)	6.8750	08/01/26	552,516
526,000	Venture Global Calcasieu Pass, LLC(b)	3.8750	08/15/29	486,608

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.2% (Continued)
	OIL & GAS PRODUCERS — 17.0% (Continued)
60,000	Western Midstream Operating, L.P.	4.5000	03/01/28	$58,172
				16,681,410
	OIL & GAS SERVICES & EQUIPMENT — 1.9%
351,000	Archrock Partners, L.P. / Archrock Partners(b)	6.8750	04/01/27	328,295
480,000	Nabors Industries Ltd.(b)	7.2500	01/15/26	437,042
434,000	Nabors Industries, Inc.(b)	7.3750	05/15/27	430,372
338,000	USA Compression Partners, L.P. / USA Compression	6.8750	04/01/26	318,286
337,000	Weatherford International Ltd.(b)	6.5000	09/15/28	322,779
				1,836,774
	PUBLISHING & BROADCASTING — 0.8%
735,000	Belo Corporation	7.7500	06/01/27	741,218

	REAL ESTATE INVESTMENT TRUSTS — 2.1%
595,000	CTR Partnership, L.P. / CareTrust Capital(b)	3.8750	06/30/28	526,578
600,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)	3.3750	06/15/26	526,679
302,000	Service Properties Trust	5.2500	02/15/26	256,040
300,000	Service Properties Trust	4.7500	10/01/26	236,198
46,000	Service Properties Trust	5.5000	12/15/27	40,018
57,000	Service Properties Trust	3.9500	01/15/28	42,308
165,000	Service Properties Trust	4.9500	10/01/29	123,158
374,000	Service Properties Trust	4.3750	02/15/30	274,595
				2,025,574
	REAL ESTATE OWNERS & DEVELOPERS — 0.5%
438,000	Kennedy-Wilson, Inc.	4.7500	03/01/29	387,170
119,000	Kennedy-Wilson, Inc.	4.7500	02/01/30	101,631
				488,801
	REAL ESTATE SERVICES — 0.6%
602,000	Cushman & Wakefield US Borrower, LLC(b)	6.7500	05/15/28	594,060

	RENEWABLE ENERGY — 0.5%
554,000	EnerSys(b)	4.3750	12/15/27	509,192

	RETAIL - CONSUMER STAPLES — 0.4%
440,000	Albertsons Companies Inc / Safeway Inc / New(b)	4.6250	01/15/27	416,355

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.2% (Continued)
	RETAIL - DISCRETIONARY — 2.5%
462,000	Carvana Company(b)		5.5000	04/15/27	$306,089
133,000	Carvana Company(b),(c)		5.8750	10/01/28	84,645
230,000	Carvana Company(b)		4.8750	09/01/29	137,856
598,000	Hertz Corporation (The)(b)		5.0000	12/01/29	512,629
575,000	Ken Garff Automotive, LLC(b)		4.8750	09/15/28	475,131
600,000	Metis Merger Sub, LLC(b)		6.5000	05/15/29	511,783
569,000	Park River Holdings, Inc.(b)		6.7500	08/01/29	388,875
					2,417,008
	SEMICONDUCTORS — 0.9%
520,000	Entegris Escrow Corporation(b)		5.9500	06/15/30	516,781
354,000	ON Semiconductor Corporation(b)		3.8750	09/01/28	328,271
					845,052
	SOFTWARE — 1.7%
335,000	Central Parent, Inc. / Central Merger Sub, Inc.(b)		7.2500	06/15/29	340,913
800,000	Condor Merger Sub, Inc.(b)		7.3750	02/15/30	704,400
200,000	Helios Software Holdings, Inc. / ION Corporate(b)		4.6250	05/01/28	159,582
595,000	Rackspace Technology Global, Inc.(b)		3.5000	02/15/28	492,967
					1,697,862
	SPECIALTY FINANCE — 8.5%
570,000	AerCap Global Aviation Trust(b),(c),(d)	US0003M + 4.300%	6.5000	06/15/45	543,030
555,000	Alliance Data Systems Corporation(b)		4.7500	12/15/24	515,798
625,000	Apollo Commercial Real Estate Finance, Inc.(b)		4.6250	06/15/29	491,553
660,000	Burford Capital Global Finance, LLC(b)		6.2500	04/15/28	602,686
831,000	Cobra AcquisitionCo, LLC(b)		6.3750	11/01/29	625,260
348,000	Credit Acceptance Corporation		6.6250	03/15/26	346,639
643,000	Curo Group Holdings Corporation(b)		7.5000	08/01/28	438,915
215,000	Enova International, Inc.(b)		8.5000	09/01/24	204,764
430,000	Enova International, Inc. Class B(b)		8.5000	09/15/25	396,705
512,000	FirstCash, Inc.(b)		4.6250	09/01/28	458,906
211,000	FirstCash, Inc.(b)		5.6250	01/01/30	198,403
418,000	Genworth Mortgage Holdings, Inc.(b)		6.5000	08/15/25	422,891
324,000	goeasy Ltd.(b)		4.3750	05/01/26	277,767

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.2% (Continued)
	SPECIALTY FINANCE — 8.5% (Continued)
682,000	Ladder Capital Finance Holdings LLLP / Ladder(b),(c)	4.2500	02/01/27	$609,107
483,000	LFS Topco, LLC(b)	5.8750	10/15/26	396,784
475,000	Pattern Energy Operations, L.P. / Pattern Energy(b)	4.5000	08/15/28	441,399
342,000	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc.(b)	3.6250	03/01/29	292,841
567,000	Scientific Games Holdings, L.P./Scientific Games(b)	6.6250	03/01/30	510,116
345,000	Starwood Property Trust, Inc.	4.7500	03/15/25	343,103
125,000	Starwood Property Trust, Inc.(b)	3.6250	07/15/26	113,001
80,000	Starwood Property Trust, Inc.(b)	4.3750	01/15/27	73,469
				8,303,137
	STEEL — 1.1%
470,000	Allegheny Technologies, Inc.	4.8750	10/01/29	402,678
287,000	Cleveland-Cliffs, Inc.	6.2500	10/01/40	248,694
477,000	Commercial Metals Company	3.8750	02/15/31	398,317
				1,049,689
	TECHNOLOGY HARDWARE — 1.8%
585,000	Imola Merger Corporation(b)	4.7500	05/15/29	545,667
295,000	NCR Corporation(b)	5.1250	04/15/29	283,870
405,000	Seagate HDD Cayman	4.0910	06/01/29	368,672
605,000	TTM Technologies, Inc.(b)	4.0000	03/01/29	535,343
				1,733,552
	TECHNOLOGY SERVICES — 2.6%
610,000	Ahead DB Holdings, LLC(b)	6.6250	05/01/28	565,769
880,000	ION Trading Technologies Sarl(b)	5.7500	05/15/28	723,822
566,000	MPH Acquisition Holdings, LLC(b),(c)	5.7500	11/01/28	480,946
402,000	Nielsen Finance, LLC / Nielsen Finance Company(b)	5.8750	10/01/30	394,583
520,000	Paysafe Finance plc / Paysafe Holdings US(b)	4.0000	06/15/29	399,066
				2,564,186
	TELECOMMUNICATIONS — 4.4%
1,035,000	Altice France S.A.(b)	5.5000	10/15/29	894,727
175,000	CenturyLink, Inc.(b)	5.1250	12/15/26	160,176
557,000	Cogent Communications Group, Inc.(b)	7.0000	06/15/27	559,764
680,000	Connect Finco S.A.RL / Connect US Finco, LLC(b)	6.7500	10/01/26	665,965
535,000	Hughes Satellite Systems Corporation	6.6250	08/01/26	519,911
690,000	Iliad Holding S.A.SU(b)	7.0000	10/15/28	663,911

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.2% (Continued)
	TELECOMMUNICATIONS — 4.4% (Continued)
505,000	Lumen Technologies, Inc.(b)	5.3750	06/15/29	$422,892
760,000	Telesat Canada / Telesat, LLC(b)	4.8750	06/01/27	449,456
				4,336,802
	TRANSPORTATION & LOGISTICS — 2.5%
1,081,000	American Airlines, Inc.(b),(c)	11.7500	07/15/25	1,196,718
500,000	Cargo Aircraft Management, Inc.(b)	4.7500	02/01/28	466,883
271,000	United Airlines, Inc.(b)	4.3750	04/15/26	259,391
510,000	United Airlines, Inc.(b)	4.6250	04/15/29	470,523
				2,393,515
	WHOLESALE - CONSUMER STAPLES — 1.2%
963,000	C&S Group Enterprises, LLC(b)	5.0000	12/15/28	699,328
450,000	Performance Food Group, Inc.(b),(c)	5.5000	10/15/27	444,470
				1,143,798
	TOTAL CORPORATE BONDS (Cost $102,227,502)			92,830,965

Shares
	SHORT-TERM INVESTMENTS — 2.8%
	MONEY MARKET FUNDS – 2.8%
2,734,737	First American Government Obligations Fund, Class Z, 1.66% (Cost $2,734,737)(f)			2,734,737

	COLLATERAL FOR SECURITIES LOANED — 6.7%
6,561,797	Mount Vernon Liquid Assets Portfolio, LLC, 2.30% (Cost $6,591,797)(f),(g)			6,561,797

	TOTAL INVESTMENTS - 105.7% (Cost $112,732,766)			$103,077,592
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7)%			(5,597,791)
	NET ASSETS - 100.0%			$97,479,801

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

H15T5Y	- US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

US0003M	- ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is 77,990,355 or 80.0% of net assets.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $6,479,503 at July 31, 2022.

(d)	Variable rate security; the rate shown represents the rate on July 31, 2022.

(e)	Payment-in-kind

(f)	Rate disclosed is the seven day effective yield as of July 31, 2022.

(g)

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(h)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 1.0% of net assets. The total value of these securities is $950,093.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.1%
	RESIDENTIAL MORTGAGE — 0.1%
49,957 EUR	Bankinter 10 FTA(a)	EUR003M + 0.160%	0.0001	06/21/43	$49,701
19,955 EUR	Fondo de Titulizacion de Activos Santander(a)	EUR003M + 0.150%	0.1520	01/18/49	19,919
	TOTAL ASSET BACKED SECURITIES (Cost $74,309)				69,620

	CORPORATE BONDS — 64.3%
	AEROSPACE & DEFENSE — 0.5%
250,000 EUR	Airbus S.E.		2.3750	06/09/40	241,397

	ASSET MANAGEMENT — 1.1%
300,000 EUR	JAB Holdings BV		1.0000	12/20/27	276,154
300,000 USD	UBS Group A.G.(a),(b)	H15T1Y + 0.850%	1.4940	08/10/27	266,559
					542,713
	AUTOMOTIVE — 2.8%
200,000 EUR	Clarios Global, L.P. / Clarios US Finance Company		4.3750	05/15/26	190,088
300,000 EUR	Daimler A.G.		0.7500	02/08/30	281,429
100,000 EUR	Dana Financing Luxembourg Sarl		3.0000	07/15/29	80,543
200,000 USD	Hyundai Capital America(b)		3.0000	02/10/27	186,869
325,000 USD	Nissan Motor Acceptance Company, LLC(b),(h)		1.8500	09/16/26	279,698
58,000 USD	Uzauto Motors AJ(b)		4.8500	05/04/26	45,820
200,000 EUR	Volkswagen International Finance N.V.		1.8750	03/30/27	199,029
100,000 EUR	ZF Finance GmbH		3.7500	09/21/28	90,971
					1,354,447
	BANKING — 6.8%
250,000 EUR	AIB Group plc		2.2500	07/03/25	254,343
300,000 EUR	Banco Bilbao Vizcaya Argentaria S.A.		3.5000	02/10/27	314,626
412,000 USD	Banco Mercantil del Norte S.A.(a),(b)	H15T5Y + 4.967%	6.7500	09/27/68	388,660
200,000 USD	Banco Santander S.A.(a)	H15T1Y + 2.000%	4.1750	03/24/28	192,398
350,000 USD	Barclays plc		4.8360	05/09/28	340,161
225,000 EUR	Cooperatieve Rabobank UA		1.3750	02/03/27	229,312
250,000 USD	Danske Bank A/S(a),(b)	H15T1Y + 1.350%	1.6210	09/11/26	225,105
250,000 USD	Deutsche Bank AG/New York NY(a)	SOFRRATE + 1.870%	2.1290	11/24/26	224,289

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 64.3% (Continued)
	BANKING — 6.8% (Continued)
100,000 USD	HSBC Holdings PLC(a)	SOFRRATE + 1.290%	1.5890	05/24/27	$89,175
300,000 USD	Mizuho Financial Group, Inc.		2.5640	09/13/31	246,432
250,000 EUR	Natwest Group plc(a)	EUR003M + 1.080%	1.7500	03/02/26	251,200
150,000 USD	Standard Chartered plc(a),(b)	H15T5Y + 2.300%	3.2650	02/18/36	122,116
150,000 USD	Standard Chartered plc(b)		5.7000	03/26/44	143,960
300,000 USD	Sumitomo Mitsui Financial Group, Inc.		2.1420	09/23/30	246,839
					3,268,616
	BEVERAGES — 1.4%
300,000 EUR	Anheuser-Busch InBev S.A./NV		1.1500	01/22/27	300,942
200,000 EUR	Pernod Ricard S.A.		1.5000	05/18/26	205,134
200,000 EUR	Primo Water Holdings, Inc.		3.8750	10/31/28	172,296
					678,372
	BIOTECH & PHARMA — 3.3%
300,000 EUR	Bayer A.G.		1.3750	07/06/32	261,172
225,000 USD	CSL Finance plc(b)		4.7500	04/27/52	229,000
250,000 GBP	GlaxoSmithKline Capital plc		1.2500	10/12/28	279,717
100,000 EUR	Grifols S.A.		2.2500	11/15/27	91,655
300,000 EUR	Mylan N.V.		3.1250	11/22/28	291,215
100,000 EUR	Nidda BondCompany GmbH		5.0000	09/30/25	86,692
100,000 EUR	Nidda Healthcare Holding GmbH		3.5000	09/30/24	95,217
300,000 USD	Perrigo Finance Unlimited Company		4.4000	06/15/30	275,972
					1,610,640
	CABLE & SATELLITE — 0.9%
200,000 EUR	UPCB Finance VII Ltd.		3.6250	06/15/29	179,785
100,000 GBP	Virgin Media Secured Finance plc		4.2500	01/15/30	105,764
100,000 EUR	Ziggo Bond Company BV(b)		3.3750	02/28/30	79,785
100,000 EUR	Ziggo BV		2.8750	01/15/30	84,958
					450,292
	CHEMICALS — 1.9%
469,000 USD	Braskem Idesa S.A.PI(b)		6.9900	02/20/32	405,643
14,000 USD	Braskem Netherlands Finance BV(b)		5.8750	01/31/50	12,205
100,000 EUR	Chemours Company (The)		4.0000	05/15/26	95,359
100,000 EUR	INEOS Quattro Finance 1 plc		3.7500	07/15/26	87,908

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 64.3% (Continued)
	CHEMICALS — 1.9% (Continued)
190,000 EUR	INEOS Quattro Finance 1 plc(b)		3.7500	07/15/26	$167,026
200,000 EUR	Nobian Finance BV(b)		3.6250	07/15/26	164,224
					932,365
	CONSTRUCTION MATERIALS — 0.6%
326,000 USD	Cemex S.A.B. de C.V.(a),(b)	H15T5Y + 4.534%	5.1250	09/08/69	272,940

	CONTAINERS & PACKAGING — 1.3%
200,000 EUR	Ardagh Metal Packaging Finance USA, LLC / Ardagh		3.0000	09/01/29	168,433
200,000 GBP	Ardagh Packaging Finance plc / Ardagh Holdings		4.7500	07/15/27	183,657
100,000 EUR	Smurfit Kappa Treasury ULC		1.5000	09/15/27	95,461
200,000 EUR	Trivium Packaging Finance BV		3.7500	08/15/26	190,407
					637,958
	ELEC & GAS MARKETING & TRADING — 0.5%
250,000 EUR	Orsted A/S		1.5000	11/26/29	249,643

	ELECTRIC UTILITIES — 5.6%
69,000 USD	Comision Federal de Electricidad(b)		4.6880	05/15/29	63,409
250,000 USD	Enel Finance International N.V.(b)		5.5000	06/15/52	240,112
1,000,000 USD	Eskom Holdings SOC Ltd.(b)		6.7500	08/06/23	993,500
95,000 USD	Eskom Holdings SOC Ltd.(b)		7.1250	02/11/25	88,777
158,000 USD	Eskom Holdings SOC Ltd.(b)		8.4500	08/10/28	141,410
64,020 USD	Greenko Dutch BV(b)		3.8500	03/29/26	56,291
200,000 EUR	Iberdrola Finanzas S.A.		1.0000	03/07/25	203,472
180,000 USD	Inkia Energy Ltd.(b)		5.8750	11/09/27	166,006
250,000 EUR	innogy Finance BV		1.0000	04/13/25	251,511
7,000 USD	Minejesa Capital BV(b)		5.6250	08/10/37	5,703
300,000 EUR	Naturgy Finance BV		1.5000	01/29/28	293,980
8,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		3.3750	02/05/30	7,015
233,000 USD	Star Energy Geothermal Darajat II / Star Energy(b)		4.8500	10/14/38	199,644
					2,710,830
	ELECTRICAL EQUIPMENT — 1.1%
300,000 GBP	Siemens Financieringsmaatschappij N.V.		1.0000	02/20/25	349,704
200,000 EUR	Vertical Midco GmbH		4.3750	07/15/27	188,343
					538,047

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 64.3% (Continued)
	ENGINEERING & CONSTRUCTION — 1.6%
613,000 USD	IHS Holding Ltd.(b)		6.2500	11/29/28	$503,481
298,000 USD	IHS Netherlands Holdco BV(b)		8.0000	09/18/27	265,777
					769,258
	ENTERTAINMENT CONTENT — 0.3%
185,000 EUR	Banijay Group S.A.S		6.5000	03/01/26	168,667

	FOOD — 1.6%
338,000 USD	Adecoagro S.A.(b),(h)		6.0000	09/21/27	308,195
495,000 USD	Minerva Luxembourg S.A.(b)		4.3750	03/18/31	409,100
100,000 EUR	Sigma Holdco BV		5.7500	05/15/26	64,437
					781,732
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
100,000 EUR	WEPA Hygieneprodukte GmbH		2.8750	12/15/27	77,974

	HOUSEHOLD PRODUCTS — 0.3%
100,000 EUR	Energizer Gamma Acquisition BV(b)		3.5000	06/30/29	77,996
110,000 EUR	Energizer Gamma Acquisition BV		3.5000	06/30/29	85,796
					163,792
	INDUSTRIAL INTERMEDIATE PROD — 0.8%
407,000 USD	HTA Group Ltd./Mauritius(b)		7.0000	12/18/25	361,343

	INDUSTRIAL SUPPORT SERVICES — 0.3%
100,000 EUR	Loxam S.A.S		3.7500	07/15/26	93,979
87,920 EUR	Techem Verwaltungsgesellschaft 674 mbH		6.0000	07/30/26	83,021
					177,000
	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
225,000 USD	Nomura Holdings, Inc.		1.6530	07/14/26	201,492
75,000 USD	Nomura Holdings, Inc.		2.7100	01/22/29	65,883
					267,375
	INSURANCE — 0.9%
200,000 EUR	Allianz S.E.(a)	EUR003M + 3.350%	3.0990	07/06/47	205,723
250,000 EUR	NN Group N.V.		1.6250	06/01/27	250,829
					456,552

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 64.3% (Continued)
	INTERNET MEDIA & SERVICES — 0.1%
39,000 USD	Prosus N.V.(b)		3.0610	07/13/31	$30,563

	LEISURE FACILITIES & SERVICES — 1.8%
215,000 EUR	Carnival Corporation		7.6250	03/01/26	192,982
100,000 EUR	Gamma Bidco SpA(b)		5.1250	07/15/25	94,229
100,000 EUR	Gamma Bidco SpA		6.2500	07/15/25	99,080
200,000 EUR	International Game Technology plc		3.5000	06/15/26	195,840
100,000 EUR	Motion Finco Sarl		7.0000	05/15/25	99,551
140,000 GBP	Stonegate Pub Company Financing 2019 plc(b)		8.2500	07/31/25	161,985
73,000 USD	Studio City Finance Ltd.(b)		6.0000	07/15/25	48,179
					891,846
	MACHINERY — 0.4%
180,000 EUR	Renk A.G./Frankfurt am Main		5.7500	07/15/25	172,646

	MEDICAL EQUIPMENT & DEVICES — 0.5%
300,000 EUR	Medtronic Global Holdings SCA		0.7500	10/15/32	266,906

	METALS & MINING — 1.1%
10,000 USD	Corp Nacional del Cobre de Chile		3.0000	09/30/29	9,183
71,000 USD	First Quantum Minerals Ltd.(b)		6.8750	03/01/26	68,525
7,000 USD	Freeport Indonesia PT(b)		6.2000	04/14/52	6,205
300,000 EUR	Glencore Capital Finance DAC		1.1250	03/10/28	271,641
20,000 USD	Indika Energy Capital IV Pte Ltd.(b)		8.2500	10/22/25	19,485
79,000 USD	Indonesia Asahan Aluminium Persero PT(b)		6.7570	11/15/48	75,658
26,000 USD	Indonesia Asahan Aluminium Persero PT(b)		5.8000	05/15/50	22,810
63,000 USD	Vedanta Resources Finance II plc(b)		8.9500	03/11/25	46,302
					519,809
	OIL & GAS PRODUCERS — 9.0%
100,000 USD	AI Candelaria Spain SLU(b)		7.5000	12/15/28	93,511
175,000 USD	Cenovus Energy, Inc.(h)		6.7500	11/15/39	195,803
200,000 EUR	eG Global Finance plc		6.2500	10/30/25	190,494
97,000 USD	Geopark Ltd.(b)		5.5000	01/17/27	81,675
223,000 USD	Gran Tierra Energy International Holdings Ltd.(b)		6.2500	02/15/25	190,220
42,000 USD	Gran Tierra Energy, Inc.(b)		7.7500	05/23/27	35,173

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 64.3% (Continued)
	OIL & GAS PRODUCERS — 9.0% (Continued)
28,000 USD	KazMunayGas National Company JSC(b)		4.7500	04/19/27	$25,457
64,000 USD	KazMunayGas National Company JSC(b)		5.7500	04/19/47	51,040
183,000 USD	KazMunayGas National Company JSC(b)		6.3750	10/24/48	152,878
300,000 USD	Kosmos Energy Ltd.		7.7500	05/01/27	255,048
92,000 USD	MC Brazil Downstream Trading S.A.RL(b)		7.2500	06/30/31	74,060
330,000 USD	MC Brazil Downstream Trading S.A.RL		7.2500	06/30/31	264,388
100,000 USD	Pertamina Persero PT(b)		2.3000	02/09/31	83,039
80,000 USD	Petroleos del Peru S.A.		5.6250	06/19/47	56,497
34,000 USD	Petroleos Mexicanos(b)		8.7500	06/02/29	32,004
111,000 USD	Petroleos Mexicanos		6.8400	01/23/30	93,057
115,000 USD	Petroleos Mexicanos		6.7000	02/16/32	92,451
377,000 USD	Petroleos Mexicanos		6.6250	06/15/35	277,182
13,000 USD	Petroleos Mexicanos		6.6250	06/15/38	9,159
592,000 USD	SierraCol Energy Andina, LLC(b)		6.0000	06/15/28	429,473
166,000 USD	Sinopec Group Overseas Development 2018 Ltd.		2.3000	01/08/31	148,556
673,000 USD	Tullow Oil plc(b)		7.0000	03/01/25	557,277
305,000 USD	Tullow Oil plc(b)		10.2500	05/15/26	286,344
32,200 USD	YPF S.A.(b)		8.7500	04/04/24	23,827
988,000 USD	YPF S.A.(b)		8.5000	07/28/25	632,320
					4,330,933
	OIL & GAS SERVICES & EQUIPMENT — 0.7%
368,550 USD	Poinsettia Finance Ltd.		6.6250	06/17/31	345,473

	PUBLISHING & BROADCASTING — 0.5%
250,000 EUR	Informa plc		2.1250	10/06/25	253,912

	REAL ESTATE OWNERS & DEVELOPERS — 3.9%
636,000 USD	China SCE Group Holdings Ltd.		7.3750	04/09/24	138,330
700,000 USD	China SCE Group Holdings Ltd.		7.0000	05/02/25	105,000
500,000 USD	Theta Capital Pte Ltd.		8.1250	01/22/25	393,960
250,000 USD	Theta Capital Pte Ltd.		6.7500	10/31/26	174,500
1,300,000 USD	Wanda Properties International Company Ltd.		7.2500	01/29/24	837,687
200,000 USD	Wanda Properties Overseas Ltd.		6.9500	12/05/22	183,500
					1,832,977

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 64.3% (Continued)
	REIT — 0.7%
400,000 USD	LMIRT Capital Pte Ltd.		7.2500	06/19/24	$332,000

	RENEWABLE ENERGY — 0.8%
439,000 USD	Aydem Yenilenebilir Enerji A/S(b)		7.7500	02/02/27	305,303
80,000 USD	Investment Energy Resources Ltd.(b)		6.2500	04/26/29	73,634
					378,937
	RETAIL - CONSUMER STAPLES — 0.8%
100,000 GBP	Bellis Acquisition Company plc(b)		3.2500	02/16/26	99,401
100,000 GBP	Bellis Finco plc(b)		4.0000	02/16/27	84,494
200,000 EUR	Quatrim S.A.SU		5.8750	01/15/24	195,072
					378,967
	SEMICONDUCTORS — 0.6%
150,000 USD	TSMC Arizona Corporation		4.5000	04/22/52	150,901
150,000 USD	TSMC Global Ltd.(b)		1.0000	09/28/27	130,954
					281,855
	SPECIALTY FINANCE — 0.2%
184,000 USD	Studio City Finance Ltd.(b)		6.5000	01/15/28	101,745

	STEEL — 1.0%
132,000 USD	CSN Inova Ventures(b)		6.7500	01/28/28	123,140
870,000 USD	Metinvest BV(b)		7.7500	10/17/29	346,260
					469,400
	TELECOMMUNICATIONS — 3.8%
100,000 EUR	Altice France Holding S.A.(b)		8.0000	05/15/27	89,400
100,000 EUR	Altice France S.A.(b)		2.1250	02/15/25	93,487
110,000 EUR	Altice France S.A.(b)		4.2500	10/15/29	93,325
378,000 USD	Digicel International Finance Ltd./Digicel(b)		8.7500	05/25/24	354,911
148,500 USD	Millicom International Cellular S.A.(b)		5.1250	01/15/28	136,733
270,000 USD	Network i2i Ltd.(a)	H15T5Y + 4.274%	5.6500	04/15/71	262,472
300,000 EUR	Orange S.A.		2.0000	01/15/29	313,008
210,000 EUR	SoftBank Group Corporation		2.8750	01/06/27	178,092
100,000 EUR	Telefonica Europe BV(a)	EUSA6 + 4.107%	4.3750	03/14/68	100,306
250,000 USD	VF Ukraine PAT via VFU Funding plc(b)		6.2000	02/11/25	126,688
100,000 EUR	Vodafone Group plc(a)	EUSA5 + 3.002%	2.6250	08/27/80	94,474

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 64.3% (Continued)
	TELECOMMUNICATIONS — 3.8% (Continued)
					$1,842,896
	TOBACCO & CANNABIS — 0.6%
350,000 USD	BAT Capital Corporation(h)		2.2590	03/25/28	300,141

	TRANSPORTATION & LOGISTICS — 3.4%
200,000 EUR	Abertis Infraestructuras S.A.		2.3750	09/27/27	200,793
64,000 USD	DP World plc(b)		5.6250	09/25/48	61,774
6,000 USD	DP World plc(b)		4.7000	09/30/49	5,160
325,000 USD	DP World Salaam(a)	H15T5Y + 5.750%	6.0000	01/01/70	326,219
662,000 USD	Gol Finance S.A.(b)		7.0000	01/31/25	355,858
300,000 USD	Gol Finance S.A.(b)		8.0000	06/30/26	198,997
100,000 GBP	Heathrow Finance plc		6.2500	03/03/25	115,435
100,000 GBP	Heathrow Funding Ltd.		7.1250	02/14/24	126,496
100,000 EUR	International Consolidated Airlines Group S.A.		3.7500	03/25/29	78,832
218,000 USD	Simpar Europe S.A.(b)		5.2000	01/26/31	183,446
					1,653,010

	TOTAL CORPORATE BONDS (Cost $38,811,263)				31,095,969

	NON U.S. GOVERNMENT & AGENCIES — 25.9%
	GOVERNMENT GUARANTEED — 0.1%
33,600 USD	Brazil Minas SPE via State of Minas Gerais(b)		5.3330	02/15/28	33,266

	GOVERNMENT OWNED, NO GUARANTEE — 0.3%
200,000 USD	Development Bank of the Republic of Belarus JSC		6.7500	05/02/24	25,000
165,000 USD	Gabon Government International Bond(b)		7.0000	11/24/31	117,967
					142,967
	LOCAL AUTHORITY — 0.5%
150,000 CAD	Province of British Columbia Canada		3.2000	06/18/44	107,414
250,000 CAD	Province of Ontario Canada		2.8000	06/02/48	163,971
					271,385
	NON U.S. TREASURY — 9.4%
860,000 AUD	Australia Government Bond		1.2500	05/21/32	509,528

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 25.9% (Continued)
	NON U.S. TREASURY — 9.4% (Continued)
50,000,000 CLP	Bonos de la Tesoreria de la Republica en pesos		4.5000	03/01/26	$52,060
550,000 CAD	Canadian Government Bond		2.2500	06/01/29	420,979
299,300,000 COP	Colombian TES		6.0000	04/28/28	53,503
980,000 EGP	Egypt Government Bond		13.7650	01/05/24	50,465
2,242,000,000 IDR	Indonesia Treasury Bond		7.0000	09/15/30	150,383
710,000,000 IDR	Indonesia Treasury Bond		8.2500	06/15/32	50,986
76,000 EUR	Ireland Government Bond		5.4000	03/13/25	87,433
50,000 EUR	Ireland Government Bond		0.9000	05/15/28	50,977
130,000 EUR	Ireland Government Bond		1.3000	05/15/33	130,150
240,000 EUR	Italy Buoni Poliennali Del Tesoro		4.5000	03/01/24	257,875
750,000 EUR	Italy Buoni Poliennali Del Tesoro		2.8000	12/01/28	780,875
640,000 EUR	Italy Buoni Poliennali Del Tesoro(b)		2.4500	09/01/33	613,914
180,000 EUR	Italy Buoni Poliennali Del Tesoro		5.0000	08/01/39	225,311
235,000 EUR	Italy Buoni Poliennali Del Tesoro		5.0000	09/01/40	294,024
1,109,000 MXN	Mexican Bonos		7.5000	06/03/27	51,818
2,420,000 MXN	Mexican Bonos		7.7500	11/13/42	106,927
550,000 PLN	Republic of Poland Government Bond		3.7500	05/25/27	107,228
14,970,000 RUB	Russian Federal Bond - OFZ		7.7000	03/23/33	56,028
170,000 EUR	Spain Government Bond		4.2000	01/31/37	218,495
250,000 EUR	Spain Government Bond		2.7000	10/31/48	269,157
					4,538,116
	SOVEREIGN — 15.2%
14,000 USD	Angolan Government International Bond(b)		8.0000	11/26/29	11,271
411,000 USD	Angolan Government International Bond(b)		8.7500	04/14/32	332,902
1,010,000 USD	Argentine Republic Government International Bond(c)		0.5000	07/09/30	240,851
1,460,000 USD	Argentine Republic Government International Bond(c)		1.5000	07/09/35	325,601
17,000 USD	Argentine Republic Government International Bond(c)		3.8750	01/09/38	4,824
105,000 USD	Argentine Republic Government International Bond(c)		3.5000	07/09/41	27,791
200,000 EUR	Banque Centrale de Tunisie International Bond		5.6250	02/17/24	117,865
100,000 EUR	Benin Government International Bond(b)		4.8750	01/19/32	72,600
1,000 USD	Bermuda Government International Bond		3.7170	01/25/27	992
36,000 USD	Bermuda Government International Bond(b)		5.0000	07/15/32	37,465
9,000 USD	Bermuda Government International Bond		3.3750	08/20/50	6,915

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 25.9% (Continued)
	SOVEREIGN — 15.2% (Continued)
540,000 BRL	Brazilian Government International Bond		8.5000	01/05/24	$97,607
550,000 BRL	Brazilian Government International Bond		10.2500	01/10/28	98,344
45,000 USD	Brazilian Government International Bond		4.6250	01/13/28	43,996
82,000 USD	Brazilian Government International Bond		4.5000	05/30/29	77,645
41,000 USD	Chile Government International Bond		2.4500	01/31/31	36,337
211,000 USD	Chile Government International Bond		2.5500	07/27/33	179,646
3,000 USD	Chile Government International Bond		4.3400	03/07/42	2,766
18,000 USD	Chile Government International Bond		3.2500	09/21/71	12,748
100,000 EUR	Colombia Government International Bond		3.8750	03/22/26	98,953
62,000 USD	Colombia Government International Bond		3.0000	01/30/30	50,100
12,000 USD	Colombia Government International Bond		7.3750	09/18/37	11,790
18,000 USD	Colombia Government International Bond		6.1250	01/18/41	15,156
66,000 USD	Colombia Government International Bond		5.6250	02/26/44	51,529
37,000 USD	Colombia Government International Bond		4.1250	05/15/51	24,483
224,000 USD	Dominican Republic International Bond(b)		4.8750	09/23/32	188,937
45,000 USD	Dominican Republic International Bond(b)		6.0000	02/22/33	40,975
82,000 USD	Dominican Republic International Bond(b)		7.4500	04/30/44	77,353
95,000 USD	Dominican Republic International Bond		6.4000	06/05/49	78,228
35,000 USD	Dominican Republic International Bond		5.8750	01/30/60	26,697
45,000 USD	Dominican Republic International Bond(b)		5.8750	01/30/60	34,324
52,074 USD	Ecuador Government International Bond(b),(d)		0.0000	07/31/30	22,200
275,000 USD	Ecuador Government International Bond(b),(c)		5.5000	07/31/30	166,888
245,000 USD	Ecuador Government International Bond(c)		2.5000	07/31/35	111,376
198,060 USD	Ecuador Government International Bond(b),(c)		2.5000	07/31/35	90,037
23,000 USD	Ecuador Government International Bond(c)		0.5000	07/31/40	9,550
28,000 USD	Ecuador Government International Bond(b),(c)		1.5000	07/31/40	11,626
94,000 USD	Egypt Government International Bond(b)		5.2500	10/06/25	73,811
51,000 USD	Egypt Government International Bond(b)		7.6000	03/01/29	35,560
100,000 EUR	Egypt Government International Bond(b)		6.3750	04/11/31	61,721
101,000 USD	Egypt Government International Bond(b)		7.0530	01/15/32	63,819
185,000 USD	Egypt Government International Bond(b)		7.3000	09/30/33	116,134
28,000 USD	Egypt Government International Bond(b)		8.5000	01/31/47	16,380
288,000 USD	Egypt Government International Bond(b)		8.8750	05/29/50	171,391
39,000 USD	El Salvador Government International Bond		5.8750	01/30/25	18,184

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 25.9% (Continued)
	SOVEREIGN — 15.2% (Continued)
26,000 USD	El Salvador Government International Bond(b)		5.8750	01/30/25	$12,123
13,000 USD	El Salvador Government International Bond		8.6250	02/28/29	4,905
72,000 USD	El Salvador Government International Bond		8.2500	04/10/32	26,552
140,000 USD	Finance Department Government of Sharjah(b),(h)		3.6250	03/10/33	116,203
111,000 USD	Finance Department Government of Sharjah(b)		4.0000	07/28/50	71,677
37,000 USD	Gabon Government International Bond(b)		6.3750	12/12/24	34,312
17,000 USD	Ghana Government International Bond(b)		6.3750	02/11/27	8,875
103,000 USD	Ghana Government International Bond(b)		7.7500	04/07/29	48,979
27,000 USD	Ghana Government International Bond(b)		10.7500	10/14/30	21,915
49,000 USD	Ghana Government International Bond(b)		7.8750	02/11/35	21,723
63,000 USD	Ghana Government International Bond(b)		8.6270	06/16/49	27,878
124,000 USD	Ghana Government International Bond(b)		8.9500	03/26/51	54,827
5,000 USD	Hungary Government International Bond(b)		5.2500	06/16/29	5,077
18,000 USD	Indonesia Government International Bond		4.7500	07/18/47	17,613
6,000 USD	Indonesia Government International Bond		4.2000	10/15/50	5,526
113,000 EUR	Ivory Coast Government International Bond		5.2500	03/22/30	89,575
100,000 EUR	Ivory Coast Government International Bond(b)		5.2500	03/22/30	79,270
123,000 EUR	Ivory Coast Government International Bond(b)		5.8750	10/17/31	98,636
150,000 EUR	Ivory Coast Government International Bond		4.8750	01/30/32	114,726
7,000 USD	Kazakhstan Government International Bond(b)		4.8750	10/14/44	5,956
22,000 USD	Kazakhstan Government International Bond(b)		6.5000	07/21/45	21,842
283,000 USD	Kenya Government International Bond(b)		8.0000	05/22/32	200,818
689,000 USD	Lebanon Government International Bond(e)		6.1000	10/04/22	45,646
66,000 USD	Lebanon Government International Bond(e)		6.3750	03/09/23	4,373
630,000 USD	Lebanon Government International Bond(e)		8.2500	04/12/23	41,738
72,000 USD	Lebanon Government International Bond(e)		6.4000	05/26/23	4,770
317,000 USD	Lebanon Government International Bond(e)		6.1500	06/19/23	21,001
56,000 USD	Lebanon Government International Bond(e)		6.7500	11/29/27	3,710
81,000 USD	Lebanon Government International Bond(e)		6.8500	05/25/29	5,366
175,000 USD	Lebanon Government International Bond(e)		6.6500	02/26/30	11,594
100,000 EUR	Mexico Government International Bond		1.6250	04/08/26	97,746
22,000 USD	Mexico Government International Bond		4.7500	04/27/32	22,042
14,000 USD	Mexico Government International Bond		3.5000	02/12/34	12,171
56,000 USD	Mexico Government International Bond		6.0500	01/11/40	57,532

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 25.9% (Continued)
	SOVEREIGN — 15.2% (Continued)
41,000 USD	Mexico Government International Bond		5.0000	04/27/51	$36,005
34,000 USD	Mexico Government International Bond		3.7710	05/24/61	23,781
200,000 USD	Mozambique International Bond(b),(c)		5.0000	09/15/31	136,200
21,000 USD	Nigeria Government International Bond(b)		8.3750	03/24/29	16,309
211,000 USD	Nigeria Government International Bond(b)		7.8750	02/16/32	151,255
21,000 USD	Nigeria Government International Bond(b)		7.3750	09/28/33	13,976
200,000 USD	Nigeria Government International Bond		7.6250	11/28/47	126,078
256,000 USD	Nigeria Government International Bond(b)		8.2500	09/28/51	162,887
249,000 USD	Pakistan Government International Bond(b)		6.0000	04/08/26	131,439
11,000 USD	Pakistan Government International Bond(b)		7.3750	04/08/31	5,569
154,000 USD	Panama Government International Bond		2.2520	09/29/32	123,202
77,000 USD	Papua New Guinea Government International Bond(b)		8.3750	10/04/28	64,888
69,000 USD	Peruvian Government International Bond		2.8440	06/20/30	62,232
99,000 USD	Peruvian Government International Bond		2.7830	01/23/31	87,448
121,000 USD	Philippine Government International Bond		2.4570	05/05/30	111,074
26,000 USD	Philippine Government International Bond		7.7500	01/14/31	32,385
65,000 USD	Qatar Government International Bond(b)		3.7500	04/16/30	66,724
40,000 USD	Qatar Government International Bond(b)		4.4000	04/16/50	40,920
19,692 USD	Republic of Angola Via Avenir II BV(a)	US0006M + 7.500%	10.4470	07/01/23	19,643
164,286 USD	Republic of Angola Via Avenir Issuer II Ireland		6.9270	02/19/27	153,607
27,000 USD	Republic of Kenya Government International Bond(b)		6.8750	06/24/24	23,482
3,258,000 ZAR	Republic of South Africa Government Bond		8.5000	01/31/37	158,206
21,000 USD	Republic of South Africa Government International		5.7500	09/30/49	16,056
43,000 USD	Republic of South Africa Government International		7.3000	04/20/52	37,752
3,000 EUR	Romanian Government International Bond		2.1250	03/07/28	2,621
11,000 EUR	Romanian Government International Bond		2.8750	03/11/29	9,606
7,000 EUR	Romanian Government International Bond		3.6240	05/26/30	6,221
75,000 EUR	Romanian Government International Bond(b)		2.1240	07/16/31	57,727
105,000 EUR	Romanian Government International Bond(b)		3.3750	02/08/38	79,091
26,000 EUR	Romanian Government International Bond(b)		2.7500	04/14/41	16,955
10,000 EUR	Romanian Government International Bond(b)		2.8750	04/13/42	6,515
2,000 EUR	Romanian Government International Bond		2.8750	04/13/42	1,303
25,000 EUR	Romanian Government International Bond(b)		4.6250	04/03/49	20,240
27,000 EUR	Romanian Government International Bond(b)		3.3750	01/28/50	17,967

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 25.9% (Continued)
	SOVEREIGN — 15.2% (Continued)
142,000 USD	Saudi Government International Bond(b)		2.2500	02/02/33	$125,384
127,000 EUR	Senegal Government International Bond		4.7500	03/13/28	106,981
111,000 EUR	Senegal Government International Bond(b)		4.7500	03/13/28	93,503
117,000 EUR	Senegal Government International Bond(b)		5.3750	06/08/37	84,436
56,000 USD	Ukraine Government International Bond(b)		7.7500	09/01/25	11,693
48,000 USD	Ukraine Government International Bond(b)		7.7500	09/01/26	10,014
139,000 USD	Ukraine Government International Bond(b)		7.3750	09/25/32	27,684
14,000 USD	Zambia Government International Bond(b)		5.3750	09/20/22	7,669
87,000 USD	Zambia Government International Bond(b)		8.9700	07/30/27	50,191
					7,348,984
	SUPRANATIONAL — 0.4%
200,000 EUR	European Investment Bank		1.1250	09/15/36	185,961
110,000 BRL	International Finance Corporation		4.6000	01/27/23	20,733
					206,694
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $15,610,586)				12,541,412
Shares
	SHORT-TERM INVESTMENTS — 4.2%
	MONEY MARKET FUNDS - 4.2%
2,013,155	Fidelity Government Portfolio, CLASS I, 1.41% (Cost $2,013,155)(f)				2,013,155

	COLLATERAL FOR SECURITIES LOANED — 2.3%
1,100,938	Mount Vernon Prime Portfolio, 2.30% (Cost $1,100,938)(f)				1,100,938

	TOTAL INVESTMENTS – 96.8% (Cost $57,610,251)				$46,821,094
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.2%				1,537,983
	NET ASSETS - 100.0%				$48,359,077

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
8	Eurex 30 Year Euro BUXL Future	09/08/2022	$1,518,284	$84,737
28	Long Gilt Future	09/28/2022	4,029,665	(274)
9	TSE Japanese 10 Year Bond Futures	09/12/2022	10,158,232	77,146
	TOTAL FUTURES CONTRACTS			$161,609

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Depreciation
1	CBOT 10 Year US Treasury Note	09/21/2022	$121,141	$(1,078)
65	CBOT 5 Year US Treasury Note	09/30/2022	7,392,255	(56,396)
6	Eurex 10 Year Euro BUND Future	09/08/2022	966,129	(34,210)
	TOTAL FUTURES CONTRACTS			$(91,684)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Euro	08/01/2022	JP Morgan Chase	32,775	$33,478	$96
Mexican Peso	08/05/2022	Capstone Global Markets	4,840,000	237,307	1,489
Australian Dollar	08/08/2022	Capstone Global Markets	390,000	272,528	7,431
Euro	08/08/2022	Capstone Global Markets	540,000	551,818	4,530
Euro	08/18/2022	JP Morgan Chase	880,000	899,897	17,687
British Pound	08/25/2022	Capstone Global Markets	210,000	255,869	5,197
Japanese Yen	08/25/2022	JP Morgan Chase	39,069,999	293,493	11,353
Mexican Peso	08/25/2022	JP Morgan Chase	4,860,000	237,397	(1,230)
Euro	10/28/2022	Capstone Global Markets	88,000	90,459	(115)
Euro	10/28/2022	JP Morgan Chase	9,452	9,716	84
				$2,881,962	$46,522

To Sell:
Euro	08/05/2022	JP Morgan Chase	5,578,485	$5,699,359	$120,641
British Pound	08/25/2022	Capstone Global Markets	210,000	255,869	852
Australian Dollar	10/28/2022	JP Morgan Chase	707,800	495,162	(10,672)
British Pound	10/28/2022	Barclay	824,500	1,006,176	(15,209)
British Pound	10/28/2022	Capstone Global Markets	45,000	54,916	(718)
Canadian Dollar	10/28/2022	JP Morgan Chase	855,300	667,747	(7,180)
Euro	10/28/2022	Capstone Global Markets	81,002	83,265	(165)
Euro	10/28/2022	JP Morgan Chase	10,106,123	10,388,462	(5,953)
Japanese Yen	10/28/2022	Barclay	38,449,099	290,439	(9,844)
				$18,941,395	$71,752

Total					$118,274

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Buy	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Depreciation
To Buy:	To Sell:
Euro	British Pound	8/19/2022	Capstone Global Markets	230,000	193,077	235,217	(235,218)	$(1)
Euro	British Pound	10/28/2022	JP Morgan Chase	749,778	638,700	770,726	(779,436)	(8,710)
				979,778	831,777	$1,005,943	$1,014,654	$(8,711)

Total								$(8,711)

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

EUR003M	Euribor 3 Month ACT/360

EUSA5	EUR SWAP ANN (VS 6M) 5Y

EUSA6	EUR SWAP ANN (VS 6M) 6Y

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0006M	ICE LIBOR USD 6 Month

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COP	Columbian Peso

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

IDR	Indonesia Rupiah

MXN	Mexican Peso

PLN	Polish Zloty

RUB	Russian Ruble

USD	US Dollars

ZAR	South African Rand

(a)	Variable rate security; the rate shown represents the rate on July 31, 2022.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is $17,800,673 or 36.8% of net assets.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2022.

(d)	Zero coupon bond.

(e)	Represents issuer in default on interest payments; non-income producing security.

(f)	Rate disclosed is the seven day effective yield as of July 31, 2022.

(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(h)	All or a portion of these securities are on loan. Total loaned securities had a value of $1,085,153 at July 31, 2022.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.5%
	AEROSPACE & DEFENSE - 2.3%
9,104	L3Harris Technologies, Inc.	$2,184,687
15,270	Raytheon Technologies Corporation(c)	1,423,317
		3,608,004
	ASSET MANAGEMENT - 2.5%
2,560	BlackRock, Inc.	1,713,101
30,151	Charles Schwab Corporation (The)	2,081,926
		3,795,027
	AUTOMOTIVE - 0.9%
36,219	General Motors Company(a)	1,313,301

	BANKING - 7.3%
109,671	Bank of America Corporation	3,707,976
29,926	JPMorgan Chase & Company	3,452,263
37,872	Truist Financial Corporation	1,911,400
51,987	Wells Fargo & Company	2,280,670
		11,352,309
	BIOTECH & PHARMA - 6.6%
11,078	AbbVie, Inc.	1,589,804
35,671	Bristol-Myers Squibb Company	2,631,805
11,911	Horizon Therapeutics plc(a)	988,256
18,351	Johnson & Johnson	3,202,616
19,831	Merck & Company, Inc.	1,771,702
		10,184,183
	CHEMICALS - 3.3%
6,039	Air Products and Chemicals, Inc.	1,499,061
29,716	Corteva, Inc.	1,710,156
61,226	Huntsman Corporation(c)	1,773,104
		4,982,321
	CONSTRUCTION MATERIALS - 2.0%
5,004	Martin Marietta Materials, Inc.	1,761,809
14,918	Owens Corning	1,383,495
		3,145,304
	CONSUMER SERVICES - 1.5%
28,768	Service Corp International(c)	2,142,066

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	CONTAINERS & PACKAGING - 0.4%
15,702	Westrock Company(c)	$665,137

	DIVERSIFIED INDUSTRIALS - 2.8%
25,694	Emerson Electric Company	2,314,258
10,893	Honeywell International, Inc. (c)	2,096,467
		4,410,725
	ELECTRIC UTILITIES - 4.4%
49,407	NextEra Energy, Inc. (c)	4,174,397
36,532	Xcel Energy, Inc.	2,673,412
		6,847,809
	ELECTRICAL EQUIPMENT - 1.0%
28,881	Johnson Controls International plc	1,556,975

	ENGINEERING & CONSTRUCTION - 1.5%
16,502	Quanta Services, Inc.	2,289,322

	ENTERTAINMENT CONTENT - 2.3%
44,313	Fox Corporation, Class A(c)	1,467,203
19,815	Walt Disney Company (The)(a)	2,102,372
		3,569,575
	FOOD - 2.7%
36,325	Mondelez International, Inc., Class A	2,326,253
21,636	Tyson Foods, Inc., Class A	1,904,184
		4,230,437
	HEALTH CARE FACILITIES & SERVICES - 5.0%
15,011	AmerisourceBergen Corporation	2,190,555
29,179	CVS Health Corporation	2,791,847
5,146	UnitedHealth Group, Inc.	2,790,882
		7,773,284
	HOUSEHOLD PRODUCTS - 1.5%
16,158	Procter & Gamble Company (The)	2,244,508

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	INDUSTRIAL REIT - 1.1%
12,850	Prologis, Inc.	$1,703,396

	INFRASTRUCTURE REIT - 1.1%
6,505	American Tower Corporation	1,761,749

	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
46,147	Bank of New York Mellon Corporation (The)	2,005,548
14,830	Intercontinental Exchange, Inc.	1,512,512
		3,518,060
	INSURANCE - 5.9%
17,645	Allstate Corporation (The) (c)	2,063,936
5,787	Berkshire Hathaway, Inc., Class B(a)	1,739,572
30,544	Hartford Financial Services Group, Inc. (The)	1,969,172
16,870	Prudential Financial, Inc. (c)	1,686,831
10,359	Travelers Companies, Inc. (The) (c)	1,643,973
		9,103,484
	INTERNET MEDIA & SERVICES - 4.0%
31,620	Alphabet, Inc., Class A(a)	3,678,039
15,600	Meta Platforms, Inc., Class A(a)	2,481,960
		6,159,999
	LEISURE FACILITIES & SERVICES - 1.0%
12,888	Darden Restaurants, Inc. (c)	1,604,427

	MACHINERY - 2.1%
7,000	Caterpillar, Inc.	1,387,750
6,676	Parker-Hannifin Corporation(c)	1,929,965
		3,317,715
	MEDICAL EQUIPMENT & DEVICES - 6.0%
21,590	Abbott Laboratories	2,349,856
27,373	Baxter International, Inc.	1,605,700
6,011	Stryker Corporation	1,290,862
6,696	Thermo Fisher Scientific, Inc.	4,006,953
		9,253,371

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	OFFICE REIT - 0.6%
10,916	Boston Properties, Inc.	$995,103

	OIL & GAS PRODUCERS - 6.6%
30,287	ConocoPhillips	2,950,862
15,791	EOG Resources, Inc.	1,756,275
42,437	Exxon Mobil Corporation	4,113,419
15,701	Phillips 66	1,397,389
		10,217,945
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
58,491	Schlumberger N.V.	2,165,922

	RESIDENTIAL REIT - 1.2%
25,342	Equity LifeStyle Properties, Inc.	1,863,144

	RETAIL - CONSUMER STAPLES - 1.2%
11,273	Target Corporation	1,841,783

	RETAIL - DISCRETIONARY - 1.2%
9,708	Lowe’s Companies, Inc.	1,859,373

	SEMICONDUCTORS - 3.9%
3,095	Broadcom, Inc.	1,657,311
16,782	Intel Corporation	609,354
21,522	Micron Technology, Inc. (c)	1,331,351
36,873	ON Semiconductor Corporation(a),(c)	2,462,379
		6,060,395
	SOFTWARE - 1.2%
6,653	Microsoft Corporation	1,867,763

	SPECIALTY FINANCE - 0.9%
8,799	American Express Company	1,355,222

	TECHNOLOGY HARDWARE - 2.4%
34,215	Cisco Systems, Inc.	1,552,335

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	TECHNOLOGY HARDWARE - 2.4% (Continued)

8,961	Motorola Solutions, Inc.	$2,138,005
		3,690,340
	TECHNOLOGY SERVICES - 0.9%
11,531	Global Payments, Inc.	1,410,472

	TELECOMMUNICATIONS - 1.5%
50,781	Verizon Communications, Inc.	2,345,574

	TRANSPORTATION & LOGISTICS - 3.2%
64,868	CSX Corporation	2,097,182
29,647	Knight-Swift Transportation Holdings, Inc. (c)	1,629,103
33,363	Southwest Airlines Company(a)	1,271,798
		4,998,083

	TOTAL COMMON STOCKS (Cost $114,239,294)	151,203,607

	SHORT-TERM INVESTMENTS — 2.6%
	MONEY MARKET FUNDS - 2.6%
4,067,567	STIT - Treasury Portfolio, Institutional Class, 1.59% (Cost $4,067,567)(b)	4,067,567

	COLLATERAL FOR SECURITIES LOANED — 14.6%
22,631,791	Mount Vernon Prime Portfolio , 2.30% (Cost $22,631,791)(b),(d)	22,631,791

	TOTAL INVESTMENTS - 114.7% (Cost $140,938,652)	$177,902,965
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.7)%	(22,777,730)
	NET ASSETS - 100.0%	$155,125,235

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2022.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $22,267,725 at July 31, 2022.

(d)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 1.3%
29,828	Barnes Group, Inc.	$1,008,783

	AUTOMOTIVE - 1.4%
128,111	American Axle & Manufacturing Holdings, Inc.(a)	1,141,469

	BANKING - 18.3%
18,726	Banner Corporation(c)	1,160,825
32,628	Berkshire Hills Bancorp, Inc.	919,131
31,522	Central Pacific Financial Corporation	746,441
22,041	Customers Bancorp, Inc.(a),(c)	841,746
29,500	Dime Community Bancshares, Inc. (c)	1,005,360
57,200	Eastern Bankshares, Inc.	1,166,880
19,086	First Financial Corporation	891,698
25,477	Hancock Whitney Corporation(c)	1,243,532
25,481	Heartland Financial USA, Inc.	1,144,097
40,208	Heritage Financial Corporation	1,046,212
31,515	Independent Bank Corporation	661,185
28,512	PacWest Bancorp	799,191
25,193	Pathward Financial, Inc. (c)	849,508
12,308	UMB Financial Corporation(c)	1,113,874
22,834	WSFS Financial Corporation(c)	1,089,638
		14,679,318
	BIOTECH & PHARMA - 6.0%
24,667	Amphastar Pharmaceuticals, Inc.(a),(c)	922,299
17,002	AnaptysBio, Inc.(a)	356,022
17,452	Anika Therapeutics, Inc.(a)	407,679
13,414	Eagle Pharmaceuticals, Inc.(a)	532,536
15,150	Ionis Pharmaceuticals, Inc.(a)	569,034
20,300	iTeos Therapeutics, Inc.(a)	496,538
19,181	Supernus Pharmaceuticals, Inc.(a),(c)	608,997
30,509	Syndax Pharmaceuticals, Inc.(a)	621,468
28,667	Vanda Pharmaceuticals, Inc.(a),(c)	309,030
		4,823,603

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	CHEMICALS - 2.3%
13,922	Cabot Corporation	$1,033,847
12,613	Minerals Technologies, Inc. (c)	842,675
		1,876,522
	CONSUMER SERVICES - 1.0%
1,353	Graham Holdings Company, Class B	804,345

	CONTAINERS & PACKAGING - 1.1%
11,992	Greif, Inc., Class A(c)	846,875

	ELECTRIC UTILITIES - 2.3%
22,305	Avista Corporation	942,609
16,318	NorthWestern Corporation(c)	904,833
		1,847,442
	FOOD - 0.7%
10,507	Seneca Foods Corporation, Class A(a)	598,058

	FORESTRY, PAPER & WOOD PRODUCTS - 1.2%
14,735	Louisiana-Pacific Corporation	937,588

	GAS & WATER UTILITIES - 2.6%
13,800	Northwest Natural Holding Company	740,646
11,641	SJW Group	764,348
7,600	Spire, Inc.	571,824
		2,076,818
	HEALTH CARE FACILITIES & SERVICES - 2.6%
15,440	National HealthCare Corporation	1,096,703
28,755	Owens & Minor, Inc. (c)	1,018,215
		2,114,918
	HOME CONSTRUCTION - 1.1%
10,181	Meritage Homes Corporation(a)	898,982

	HOTEL REIT - 1.9%
52,744	Apple Hospitality REIT, Inc. (c)	879,770
52,605	Chatham Lodging Trust(a)	639,677

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	HOTEL REIT - 1.9% (Continued)
		$1,519,447
	INDUSTRIAL INTERMEDIATE PROD - 3.4%
23,031	AZZ, Inc.	979,739
25,543	Mueller Industries, Inc. (c)	1,719,810
		2,699,549
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
7,319	Piper Sandler Cos	923,658

	INSURANCE - 2.9%
16,465	American Equity Investment Life Holding Company	618,425
10,792	Axis Capital Holdings Ltd.	544,888
18,198	Mercury General Corporation	763,043
1,823	National Western Life Group, Inc., Class A	368,246
		2,294,602
	LEISURE FACILITIES & SERVICES - 0.9%
16,998	Travel + Leisure Company	732,784

	LEISURE PRODUCTS - 1.0%
9,150	Thor Industries, Inc. (c)	771,620

	MACHINERY - 3.7%
7,270	Alamo Group, Inc.	940,811
6,719	Curtiss-Wright Corporation	963,773
22,269	Hillenbrand, Inc.	1,028,828
		2,933,412
	MORTGAGE FINANCE - 2.6%
102,762	Chimera Investment Corporation	1,075,918
61,675	Dynex Capital, Inc.	1,036,140
		2,112,058
	MULTI ASSET CLASS REIT - 2.8%
76,274	Armada Hoffler Properties, Inc.	1,081,565
79,642	Global Net Lease, Inc. (c)	1,201,798
		2,283,363

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	OIL & GAS PRODUCERS - 2.8%
94,121	Antero Midstream Corporation(c)	$946,858
12,137	Callon Petroleum Company(a)	558,787
17,223	SilverBow Resources, Inc.(a),(c)	778,307
		2,283,952
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
117,879	Archrock, Inc.	994,899
56,078	RPC, Inc.(a),(c)	457,596
		1,452,495
	PUBLISHING & BROADCASTING - 1.3%
48,500	Sinclair Broadcast Group, Inc., Class A(c)	1,059,240

	RESIDENTIAL REIT - 1.3%
48,407	UMH Properties, Inc. (c)	1,031,553

	RETAIL - CONSUMER STAPLES - 1.5%
12,983	Ingles Markets, Inc., Class A(c)	1,239,358

	RETAIL - DISCRETIONARY - 3.9%
30,058	Abercrombie & Fitch Company, Class A(a),(c)	535,333
16,400	Academy Sports & Outdoors, Inc. (c)	705,692
36,314	Ethan Allen Interiors, Inc. (c)	834,859
18,857	Foot Locker, Inc. (c)	534,973
40,400	Sally Beauty Holdings, Inc.(a),(c)	516,312
		3,127,169
	RETAIL REIT - 4.8%
56,611	Essential Properties Realty Trust, Inc.	1,365,457
84,739	SITE Centers Corporation	1,238,037
27,300	Spirit Realty Capital, Inc.	1,210,482
		3,813,976
	SEMICONDUCTORS - 2.5%
45,161	Amkor Technology, Inc.	910,897
42,447	Rambus, Inc.(a)	1,073,061
		1,983,958

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	SOFTWARE - 0.8%
37,164	NextGen Healthcare, Inc.(a)	$636,248

	SPECIALTY FINANCE - 2.0%
18,740	Mr Cooper Group, Inc.(a),(c)	844,237
13,554	Stewart Information Services Corporation(c)	740,726
		1,584,963
	SPECIALTY REITS - 0.6%
8,531	EPR Properties(c)	459,053

	TECHNOLOGY HARDWARE - 2.3%
54,926	Knowles Corporation(a)	1,084,789
20,400	NetScout Systems, Inc.(a)	725,832
		1,810,621
	TECHNOLOGY SERVICES - 3.1%
33,350	Green Dot Corporation, Class A(a)	937,134
28,800	LiveRamp Holdings, Inc.(a)	766,368
7,878	Science Applications International Corporation	763,142
		2,466,644
	TELECOMMUNICATIONS - 0.9%
36,303	EchoStar Corporation, Class A(a),(c)	717,347

	TIMBER REIT - 1.5%
24,127	PotlatchDeltic Corporation(c)	1,182,947

	TRANSPORTATION & LOGISTICS - 4.1%
73,632	Heartland Express, Inc.	1,169,275
11,925	Matson, Inc. (c)	1,093,165
12,690	Ryder System, Inc. (c)	993,881
		3,256,321
	WHOLESALE - CONSUMER STAPLES - 0.9%
19,059	Andersons, Inc. (The)	689,364

	WHOLESALE - DISCRETIONARY - 0.9%
32,257	G-III Apparel Group Ltd.(a),(c)	712,557

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	TOTAL COMMON STOCKS (Cost $69,840,302)	$79,432,980

	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
644,825	STIT - Treasury Portfolio, Institutional Class, 1.59% (Cost $644,825)(b)	644,825

	COLLATERAL FOR SECURITIES LOANED – 26.0%
20,784,739	Mount Vernon Prime Portfolio, 0.45% (Cost $20,784,739) (b),(d)	20,784,739

	TOTAL INVESTMENTS - 126.0% (Cost $91,269,866)	$100,862,544
	LIABILITIES IN EXCESS OF OTHER ASSETS – (26.0)%	(20,791,980)
	NET ASSETS - 100.0%	$80,070,564

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2022.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $20,499,071 at July 31, 2022.

(d)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.3%
	ASSET MANAGEMENT - 0.4%
7,427	Blackstone, Inc.(a)	$758,074

	E-COMMERCE DISCRETIONARY - 9.4%
101,080	Amazon.com, Inc.(b)	13,640,745
3,856	MercadoLibre, Inc.(a),(b)	3,137,666
		16,778,411
	INTERNET MEDIA & SERVICES - 3.5%
21,905	Meta Platforms, Inc., Class A(b)	3,485,086
12,023	Netflix, Inc.(b)	2,703,973
		6,189,059
	LEISURE FACILITIES & SERVICES - 3.0%
3,448	Chipotle Mexican Grill, Inc.(a),(b)	5,393,431

	MEDICAL EQUIPMENT & DEVICES - 12.4%
11,134	Align Technology, Inc.(b)	3,128,320
53,008	DexCom, Inc.(b)	4,350,897
49,048	Edwards Lifesciences Corporation(b)	4,931,286
16,912	Insulet Corporation(b)	4,190,794
23,882	Intuitive Surgical, Inc.(b)	5,496,919
		22,098,216
	RETAIL - DISCRETIONARY - 5.9%
11,147	Burlington Stores, Inc.(a),(b)	1,573,176
13,997	Lululemon Athletica, Inc.(b)	4,346,208
23,846	Tractor Supply Company	4,566,033
		10,485,417
	SEMICONDUCTORS - 15.7%
36,588	Advanced Micro Devices, Inc.(b)	3,456,468
9,433	ASML Holding N.V. - ADR	5,418,693
44,337	Marvell Technology, Inc.	2,468,684
58,602	NVIDIA Corporation(a)	10,643,882
41,453	QUALCOMM, Inc.	6,013,172
		28,000,899
	SOFTWARE - 24.7%
14,100	Adobe, Inc.(b)	5,782,692

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	SOFTWARE - 24.7% (Continued)
48,138	Microsoft Corporation	$13,514,261
34,867	Salesforce, Inc.(b)	6,416,225
22,666	ServiceNow, Inc.(b)	10,123,996
17,048	Twilio, Inc., Class A(a),(b)	1,445,670
29,832	Veeva Systems, Inc., Class A(b)	6,669,839
		43,952,683
	TECHNOLOGY HARDWARE - 5.7%
61,973	Apple, Inc.	10,071,232

	TECHNOLOGY SERVICES - 14.6%
37,623	Block, Inc., Class A(b)	2,861,605
36,348	Mastercard, Inc., Class A	12,859,559
30,441	PayPal Holdings, Inc.(b)	2,634,060
36,217	Visa, Inc., Class A(a)	7,681,988
		26,037,212

	TOTAL COMMON STOCKS (Cost $114,772,848)	169,764,634

	SHORT-TERM INVESTMENTS — 3.3%
	MONEY MARKET FUNDS – 3.3%
5,887,977	Invesco Treasury Obligations Portfolio, Class I, 1.79% (Cost $5,887,977)(c)	5,887,977

	COLLATERAL FOR SECURITIES LOANED — 17.5%
31,258,993	Mount Vernon Liquid Assets Portfolio, LLC, 2.30% (Cost $31,258,993)(c),(d)	31,258,993

	TOTAL INVESTMENTS - 116.1% (Cost $151,919,818)	$206,911,604
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.1)%	(28,733,986)
	NET ASSETS - 100.0%	$178,177,618

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

NV	- Naamioze Vennootschap

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $30,785,342 at July 31, 2022.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2022.

(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 96.3%
	ADVERTISING & MARKETING - 0.8%
79,387	Magnite, Inc.(a)	$606,517

	AEROSPACE & DEFENSE - 1.6%
21,534	Hexcel Corporation	1,303,022

	APPAREL & TEXTILE PRODUCTS - 1.6%
11,069	Crocs, Inc.(a)	792,983
1,715	Deckers Outdoor Corporation(a),(b)	537,155
		1,330,138
	BANKING - 4.3%
26,311	First Merchants Corporation	1,092,696
21,020	Glacier Bancorp, Inc.	1,052,892
25,867	Seacoast Banking Corp of Florida	925,521
1,889	Signature Bank(b)	350,542
		3,421,651
	BIOTECH & PHARMA - 8.2%
30,265	Alector, Inc.(a)	309,308
65,504	Allogene Therapeutics, Inc.(a),(b)	850,242
41,119	ALX Oncology Holdings, Inc.(a),(b)	398,032
41,750	Anavex Life Sciences Corporation(a)	428,355
7,823	Apellis Pharmaceuticals, Inc.(a),(b)	440,278
20,212	Avid Bioservices, Inc.(a),(b)	397,166
13,347	Immunocore Holdings plc - ADR(a),(b)	615,831
15,728	Intra-Cellular Therapies, Inc.(a),(b)	851,199
36,726	IVERIC bio, Inc.(a),(b)	392,601
32,189	Maravai LifeSciences Holdings, Inc.(a),(b)	839,811
153,970	MaxCyte, Inc.(a)	839,137
19,858	Seer, Inc.(a)	178,722
		6,540,682
	COMMERCIAL SUPPORT SERVICES - 2.1%
9,321	Avalara, Inc.(a)	814,842
5,206	FTI Consulting, Inc.(a),(b)	851,493
		1,666,335

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	ELECTRICAL EQUIPMENT - 2.5%
23,282	Bloom Energy Corporation, Class A(a),(b)	$470,995
9,280	BWX Technologies, Inc.(b)	525,990
17,395	Itron, Inc.(a)	1,015,868
		2,012,853
	ENGINEERING & CONSTRUCTION - 3.4%
9,676	Exponent, Inc.	972,341
18,016	Montrose Environmental Group, Inc.(a)	722,802
27,198	WillScot Mobile Mini Holdings Corporation(a),(b)	1,050,116
		2,745,259
	HEALTH CARE FACILITIES & SERVICES - 6.7%
6,509	Amedisys, Inc.(a)	780,104
3,676	Catalent, Inc.(a),(b)	415,756
14,818	HealthEquity, Inc.(a),(b)	861,963
26,207	Option Care Health, Inc.(a)	880,555
13,119	Progyny, Inc.(a)	400,523
51,659	RadNet, Inc.(a)	1,062,626
26,172	Surgery Partners, Inc.(a),(b)	1,030,653
		5,432,180
	HOME CONSTRUCTION - 1.0%
13,041	Skyline Champion Corporation(a)	825,495

	HOUSEHOLD PRODUCTS - 3.0%
31,109	elf Beauty, Inc.(a)	1,043,085
17,317	Inter Parfums, Inc.	1,445,449
		2,488,534
	INDUSTRIAL INTERMEDIATE PROD - 1.4%
5,725	Chart Industries, Inc.(a),(b)	1,116,890

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
5,456	Evercore, Inc., Class A	545,436
11,857	Houlihan Lokey, Inc.(b)	1,002,628
		1,548,064
	INTERNET MEDIA & SERVICES - 2.1%
101,632	Eventbrite, Inc., Class A(a),(b)	951,275

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	INTERNET MEDIA & SERVICES - 2.1% (Continued)
20,107	Pinterest, Inc., Class A(a)	$391,684
5,588	TechTarget, Inc.(a)	364,282
		1,707,241
	LEISURE FACILITIES & SERVICES - 6.1%
71,519	Lindblad Expeditions Holdings, Inc.(a)	565,000
12,158	Papa John’s International, Inc.	1,165,832
6,640	Planet Fitness, Inc., Class A(a)	523,298
17,090	Shake Shack, Inc., Class A(a),(b)	879,451
10,004	Texas Roadhouse, Inc.(b)	872,549
7,237	Wingstop, Inc.(b)	913,165
		4,919,295
	LEISURE PRODUCTS - 0.8%
6,640	Fox Factory Holding Corporation(a)	628,542

	MACHINERY - 2.6%
7,884	Lindsay Corporation	1,213,820
6,726	MSA Safety, Inc.	863,215
		2,077,035
	MEDICAL EQUIPMENT & DEVICES - 7.2%
43,584	Adaptive Biotechnologies Corporation(a)	399,229
68,907	Alphatec Holdings, Inc.(a),(b)	519,559
30,242	BioLife Solutions, Inc.(a)	582,763
145,528	Cerus Corporation(a),(b)	785,851
10,929	Inari Medical, Inc.(a)	847,872
5,212	Insulet Corporation(a),(b)	1,291,535
7,163	Lantheus Holdings, Inc.(a),(b)	549,545
4,001	Repligen Corporation(a),(b)	853,653
		5,830,007
	RENEWABLE ENERGY - 1.9%
37,232	Fluence Energy, Inc.(a),(b)	511,568
2,847	SolarEdge Technologies, Inc.(a)	1,025,290
		1,536,858

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	RETAIL - CONSUMER STAPLES - 1.2%
15,945	Ollie’s Bargain Outlet Holdings, Inc.(a),(b)	$939,958

	RETAIL - DISCRETIONARY - 1.9%
15,663	Freshpet, Inc.(a)	837,030
57,631	Mister Car Wash, Inc.(a)	668,520
		1,505,550
	SEMICONDUCTORS - 11.0%
39,318	Allegro MicroSystems, Inc.(a)	976,266
17,728	Axcelis Technologies, Inc.(a)	1,246,809
14,829	Azenta, Inc.	1,012,228
26,661	FormFactor, Inc.(a),(b)	948,065
14,866	Lattice Semiconductor Corporation(a)	914,259
10,773	Onto Innovation, Inc.(a),(b)	896,852
7,377	Power Integrations, Inc.	627,119
10,493	Semtech Corporation(a)	654,029
5,797	Silicon Laboratories, Inc.(a),(b)	854,942
9,201	Wolfspeed, Inc.(a)	766,443
		8,897,012
	SOFTWARE - 12.9%
12,532	Alteryx, Inc., Class A(a),(b)	606,925
8,612	Blackline, Inc.(a)	544,451
4,190	Crowdstrike Holdings, Inc., Class A(a)	769,284
39,582	DoubleVerify Holdings, Inc.(a)	907,615
12,851	Doximity, Inc.(a)	543,854
11,087	Elastic N.V.(a),(b)	885,740
47,776	Expensify, Inc.(a)	953,609
9,174	Five9, Inc.(a)	991,892
31,394	Jamf Holding Corporation(a),(b)	767,269
39,237	JFrog Ltd.(a)	871,061
52,224	KnowBe4, Inc.(a)	746,281
5,305	Omnicell, Inc.(a)	584,187
7,377	Sprout Social, Inc., Class A(a)	384,342
23,009	Tenable Holdings, Inc.(a)	889,298
		10,445,808

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	TECHNOLOGY HARDWARE - 2.9%
12,510	Fabrinet(a)	$1,201,711
12,467	Kornit Digital Ltd.(a)	339,227
31,345	PagerDuty, Inc.(a)	812,776
		2,353,714
	TECHNOLOGY SERVICES - 3.5%
17,619	MAXIMUS, Inc.	1,177,831
21,101	Shift4 Payments, Inc.(a),(b)	768,709
10,214	WNS Holdings Ltd. - ADR(a)	885,656
		2,832,196
	TRANSPORTATION & LOGISTICS - 2.6%
33,207	Air Transport Services Group, Inc.(a),(b)	1,040,708
6,311	Atlas Air Worldwide Holdings, Inc.(a),(b)	477,806
2,579	Saia, Inc.(a)	613,415
		2,131,929
	WHOLESALE - CONSUMER STAPLES - 1.1%
20,147	Grocery Outlet Holding Corporation(a)	860,680

	TOTAL COMMON STOCKS (Cost $76,470,551)	77,703,445

	SHORT-TERM INVESTMENTS — 3.7%
	MONEY MARKET FUNDS - 3.7%
3,026,054	Fidelity Government Portfolio, Class I, 1.49% (Cost $3,026,054)(c)	3,026,054

	COLLATERAL FOR SECURITIES LOANED — 24.0%
19,364,422	Mount Vernon Liquid Assets Portfolio, LLC, 2.30% (Cost $19,364,422)(c),(d)	19,364,422

	TOTAL INVESTMENTS - 124.0% (Cost $98,861,027)	$100,093,921
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.0)%	(19,405,356)
	NET ASSETS - 100.0%	$80,688,565

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $19,222,176 at July 31, 2022.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2022.

(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 0.9%
	MIXED ALLOCATION - 0.9%
136,545	Vietnam Enterprise Investments Ltd.(a) (Cost $861,698)	$1,098,535

	COMMON STOCKS — 98.2%
	APPAREL & TEXTILE PRODUCTS - 0.4%
41,200	Shenzhou International Group Holdings Ltd.	433,346

	AUTOMOTIVE - 2.2%
75,500	NIO, Inc. - ADR(a)	1,489,615
90,412	XPeng, Inc.(a)	1,097,738
		2,587,353
	BANKING – 14.0%
167,748	Banco Bradesco S.A. - ADR	556,923
36,700	Banco Santander Chile - ADR	573,988
2,268,600	Bank Central Asia Tbk P.T.	1,127,970
4,822,700	Bank Rakyat Indonesia Persero Tbk P.T.	1,423,482
122,500	China Merchants Bank Company Ltd., H Shares	661,901
3,075,000	CTBC Financial Holding Company Ltd.	2,356,451
12,500	HDFC Bank Ltd. - ADR	785,000
59,700	ICICI Bank Ltd. - ADR	1,240,566
160,900	Itau Unibanco Holding S.A. - ADR(e)	724,050
374,600	Kasikornbank PCL - ADR	1,522,307
37,883	KB Financial Group, Inc.	1,404,811
1,329,854	Postal Savings Bank of China Company Ltd.	925,969
1,907,700	Public Bank Bhd	1,990,538
152,825	Qatar National Bank QPSC	846,780
		16,140,736
	BEVERAGES - 5.0%
210,500	Carabao Group PCL	658,550
19,800	Heineken Malaysia Bhd	101,089
304,888	Varun Beverages Ltd.	3,401,233
61,700	Wuliangye Yibin Company Ltd.	1,634,589
		$5,795,461

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	CHEMICALS – 3.5%
7,472,300	AKR Corporindo Tbk P.T.	$630,838
4,532	LG Chem Ltd.	2,104,612
13,000	Sociedad Quimica y Minera de Chile S.A. - ADR	1,278,810
		4,014,260
	CONSUMER SERVICES - 1.2%
1,635,000	China Education Group Holdings Ltd.	1,385,660

	E-COMMERCE DISCRETIONARY - 7.7%
573,241	Alibaba Group Holding Ltd.(a),	6,445,185
83,296	JD.com, Inc.	2,484,920
		8,930,105
	ELECTRIC UTILITIES - 0.0%(c)
77,040	ACEN Corporation	11,664

	ELECTRICAL EQUIPMENT - 1.9%
510,224	NARI Technology Company Ltd.	2,211,782

	ENGINEERING & CONSTRUCTION - 1.1%
38,804	Larsen & Toubro Ltd.	888,631
25,748	Mytilineos S.A.	398,004
		1,286,635
	ENTERTAINMENT CONTENT - 1.7%
105,190	NetEase, Inc.	1,967,755

	FOOD - 1.3%
5,889,900	Monde Nissin Corporation(a)	1,516,112

	GAS & WATER UTILITIES - 0.8%
964,000	Guangdong Investment Ltd.	939,053

	HEALTH CARE FACILITIES & SERVICES - 1.6%
391,275	Max Healthcare Institute Ltd.(a)	1,830,191

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	HOME & OFFICE PRODUCTS - 1.9%
412,000	Haier Smart Home Company Ltd., H Shares	$1,318,603
103,400	Midea Group Company Ltd.	844,288
		2,162,891
	HOUSEHOLD PRODUCTS - 0.7%
1,391	LG Household & Health Care Ltd.	833,581

	INSURANCE - 3.2%
229,400	AIA Group Ltd.	2,304,690
115,492	Prudential plc	1,424,494
		3,729,184
	INTERNET MEDIA & SERVICES - 4.6%
138,900	Tencent Holdings Ltd.	5,368,293

	LEISURE FACILITIES & SERVICES - 3.3%
155,340	Jollibee Foods Corporation	564,730
1,179,387	Lemon Tree Hotels Ltd.(a)	986,403
776,900	Minor International PCL - ADR(a)	724,406
108,538	OPAP S.A.	1,502,839
		3,778,378
	MACHINERY - 1.1%
485,326	Sany Heavy Industry Company Ltd., Class A	1,227,039

	METALS & MINING - 0.7%
61,148	Ganfeng Lithium Company Ltd.	810,213

	OIL & GAS PRODUCERS - 2.6%
376,189	Gazprom PJSC(a),(b)	0
89,100	Petroleo Brasileiro S.A. - ADR(e)	1,272,348
392,600	PTT Exploration & Production PCL	1,789,456
		3,061,804
	REAL ESTATE OWNERS & DEVELOPERS - 1.0%
667,729	Indiabulls Real Estate Ltd.(a)	614,809
230,490	Vinhomes JSC	591,532
		1,206,341

DUNHAM EMERGING MARKETS STOCK FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	RENEWABLE ENERGY - 1.8%
227,850	LONGi Green Energy Technology Company Ltd., Class A	$2,085,587

	RETAIL - CONSUMER STAPLES - 2.6%
155,400	Atacadao S.A.	560,579
8,512	Magnit PJSC (b)	0
93,000	President Chain Store Corporation	877,125
447,500	Wal-Mart de Mexico S.A.B. de C.V.	1,626,966
		3,064,670
	RETAIL - DISCRETIONARY - 0.5%
1,580,700	Home Product Center PCL	580,450

	SEMICONDUCTORS - 13.0%
16,000	eMemory Technology, Inc.	634,431
81,047	MediaTek, Inc.	1,862,602
26,726	SK Hynix, Inc.	2,014,477
477,806	Taiwan Semiconductor Manufacturing Company Ltd.	8,173,418
26,800	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,371,264
		15,056,192
	SPECIALTY FINANCE - 2.9%
112,121	Housing Development Finance Corp Ltd.	3,380,865

	TECHNOLOGY HARDWARE - 5.8%
131,099	Accton Technology Corporation	1,091,366
108,624	Samsung Electronics Company Ltd.	5,126,660
12,575	Samsung Electronics Company Ltd.- Pfd.	551,047
		6,769,073
	TECHNOLOGY SERVICES - 5.3%
180,511	Infosys Ltd.	3,538,116
444,328	Shanghai Baosight Software Company Ltd.	2,653,249
		6,191,365
	TELECOMMUNICATIONS - 2.6%
176,185	Bharti Airtel Ltd.	1,509,623
5,413,600	Telekomunikasi Indonesia Persero Tbk P.T.	1,546,076
		3,055,699

DUNHAM EMERGING MARKETS STOCK FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2022

Shares				Fair Value
	COMMON STOCKS — 98.2% (Continued)
	TRANSPORTATION & LOGISTICS - 1.5%
185,376	Spring Airlines Company Ltd.(a)			$1,431,798
12,888	Wizz Air Holdings plc(a)			349,989
				1,781,787
	WHOLESALE - CONSUMER STAPLES - 0.7%
349,317	Devyani International Ltd.(a)			792,794

	TOTAL COMMON STOCKS (Cost $122,135,764)			113,986,319

		Expiration Date	Exercise Price
	WARRANT — 0.0%(c)
	LEISURE FACILITIES & SERVICES - 0.0% (c)
26,977	Minor International PCL (Thailand)	07/31/2023	$21 .60	8,599
42,772	Minor International PCL (Thailand)	05/08/2023	28 .00	6,116
38,762	Minor International PCL (Thailand)	02/16/2024	31 .00	4,159
	TOTAL WARRANT (Cost $5,303)			18,874

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
749,509	First American Government Obligations Fund Class X, 1.44% (Cost $749,509)(d)			749,509

	COLLATERAL FOR SECURITIES LOANED – 1.4%
1,571,024	Mount Vernon Prime Portfolio, 2.30% (Cost $1,571,024) (d),(f)			1,571,024

	TOTAL INVESTMENTS - 101.2% (Cost $125,323,298)			$117,424,261
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%			(1,412,496)
	NET ASSETS - 100.0%			$116,011,765

ADR	- American Depositary Receipt

LTD	- Limited Company

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of July 31, 2022.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $1,598,925 at July 31, 2022.

(f)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 105%.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.5%
	APPAREL & TEXTILE PRODUCTS - 0.9%
11,041	Cie Financiere Richemont S.A.	$1,331,116

	ASSET MANAGEMENT - 0.8%
47,569	Investor A.B. - A	978,361
11,931	Investor A.B. - B	222,728
		1,201,089
	AUTOMOTIVE - 4.4%
21,364	Bayerische Motoren Werke A.G.	1,744,701
10,835	Continental A.G.	771,446
5,604	Hyundai Motor Company	387,165
17,169	Mercedes-Benz Group A.G.	1,011,931
77,900	Nissan Motor Company Ltd.	296,245
4,721	Stellantis N.V. – FP	67,771
60,512	Stellantis N.V. - IM	868,458
11,130	Volkswagen A.G.	1,572,746
		6,720,463
	BANKING - 8.7%
2,677	Bancolombia S.A. - ADR	77,553
43,009	Bank Leumi Le-Israel BM	418,037
279,200	Bank of Beijing Company Ltd., Class A	172,777
47,790	Bank of China Ltd. - ADR	422,703
3,575,000	Bank of China Ltd., H Shares	1,271,211
2,287,200	Bank of Communications Company Ltd.	1,568,006
1,150,000	Bank of Communications Company Ltd., H Shares	684,492
307,800	Bank of Jiangsu Company Ltd.	329,089
512,200	Bank of Shanghai Company Ltd., Class A	453,085
65,213	Barclays plc - ADR(d)	508,009
31,712	BNK Financial Group, Inc.	165,447
794	BNP Paribas S.A.	37,492
272,000	Chongqing Rural Commercial Bank Company Ltd., H Shares	94,6512
10,225	Hana Financial Group, Inc.	292,154
55,536	Industrial & Commercial Bank of China Ltd. - ADR	583,127

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	BANKING - 8.7% (Continued)
1,449,000	Industrial & Commercial Bank of China Ltd., H Shares	$766,065
65,300	Industrial Bank Company Ltd.	172,335
50,182	ING Groep N.V. - ADR(d)	488,271
12,641	KB Financial Group, Inc.	468,765
449,900	Mebuki Financial Group, Inc.	907,699
218,800	Mitsubishi UFJ Financial Group, Inc.	1,232,836
10,355	Nordea Bank Abp – FH	101,986
12,417	Nordea Bank Abp - SS	122,473
74,724	Quinenco S.A.	203,167
775,890	Sberbank of Russia PJSC,(a),(f)	—
2,831	Shinhan Financial Group Company Ltd.	77,735
36,156	Skandinaviska Enskilda Banken A.B.	391,825
58,951	Svenska Handelsbanken A.B., A Shares	530,261
6,000	Swedbank A.B., A Shares	83,129
2	Turkiye Is Bankasi A/S	1
1,284,860,000	VTB Bank PJSC(a), (f)	0
2,410,939	Yapi ve Kredi Bankasi A/S	641,721
		13,266,103
	BEVERAGES - 1.0%
16,652	Anheuser-Busch InBev S.A. - ADR(d)	891,548
16,186	Cia Cervecerias Unidas S.A.	93,405
2,961	Diageo plc - ADR(d)	566,735
		1,551,688
	BIOTECH & PHARMA - 9.8%
35,735	AstraZeneca plc - ADR(d)	2,366,729
12,451	Bayer A.G.	725,844
58,236	GSK plc - ADR	2,455,812
22,561	Novartis A.G. - ADR(d)	1,936,411
6,834	Novartis A.G.	587,163
9,491	Novo Nordisk A/S - ADR	1,101,525
8,202	Novo Nordisk A/S, Class B	955,346
2,500	Otsuka Holdings Company Ltd.	89,308
14,597	Roche Holding A.G.	4,845,609
		15,063,747

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS – 93.5% (Continued)
	CHEMICALS - 2.9%
11,136	BASF S.E.	$495,987
20,889	Covestro A.G.	704,077
2,300	Daicel Corporation	14,631
16,656	Evonik Industries A.G.	355,059
8,100	Kaneka Corporation	219,472
21,400	Mitsubishi Chemical Group Corporation	120,344
3,200	Nitto Denko Corporation	206,067
10,128	PhosAgro PJSC (f)	0
14,171	Sasol Ltd.,(a)	297,707
26,739	Saudi Arabian Fertilizer Company	954,203
6,800	Shin-Etsu Chemical Company Ltd.	871,048
6,700	Tosoh Corporation	87,337
1,096	Yara International ASA	46,704
900	Yara International ASA - ADR	19,161
		4,391,797
	COMMERCIAL SUPPORT SERVICES - 0.4%
12,994	Randstad N.V.	656,371
2	SGS S.A.	4,880
		661,251
	CONSTRUCTION MATERIALS - 0.0%(b)
1,100	AGC, Inc.	40,099

	DIVERSIFIED INDUSTRIALS - 1.0%
16,100	Hitachi Ltd.	815,118
18,900	Mitsubishi Heavy Industries Ltd.	701,809
		1,516,927
	E-COMMERCE DISCRETIONARY - 0.4%
6,020	Alibaba Group Holding Ltd. - ADR(a),(d)	538,007

	ELECTRIC UTILITIES - 1.0%
5,943	CEZ A/S	270,064
15,700	Chubu Electric Power Company, Inc.	167,480
14,404	E.ON S.E.	129,403
19,994	Engie S.A.	247,228

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	ELECTRIC UTILITIES - 1.0% (Continued)
110,000	Huadian Power International Corp Ltd.	$38,079
52,622	Origin Energy Ltd.	220,931
24,000	Tenaga Nasional Bhd	44,554
108,100	Tokyo Electric Power Company Holdings, Inc.(a)	425,415
		1,543,154
	ELECTRICAL EQUIPMENT - 1.2%
12,983	ABB Ltd. - ADR	394,294
45,020	ABB Ltd.	1,368,404
		1,762,698
	ENGINEERING & CONSTRUCTION - 0.3%
122,600	China State Construction Engineering Corp Ltd.	91,638
711,800	Metallurgical Corp of China Ltd., Class A	344,051
		435,689
	FOOD - 0.4%
741,000	WH Group Ltd.	561,184

	GAS & WATER UTILITIES - 0.0%(b)
2,700	Tokyo Gas Company Ltd.	53,031

	HEALTH CARE FACILITIES & SERVICES - 0.4%
15,788	Fresenius Medical Care A.G. & Company KGaA	584,973

	HOME & OFFICE PRODUCTS - 0.0%(b)
1	Arcelik A/S	4

	HOUSEHOLD PRODUCTS - 0.7%
24,409	Haleon plc - ADR(a),(d)	171,595
17,759	Unilever plc - ADR(d)	864,153
		1,035,748
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
254,000	Haitong Securities Company Ltd.	170,116
110,420	Mirae Asset Daewoo Company Ltd.	333,452
329,400	Nomura Holdings, Inc.	1,256,839
		1,760,407

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	INSURANCE - 6.3%
46,317	China Life Insurance Company Ltd. - ADR(d)	$345,988
5,700	COFCO Capital Holdings Company Ltd.	5,650
6,500	Dai-ichi Life Holdings, Inc.	113,068
7,097	Hyundai Marine & Fire Insurance Company Ltd.	178,751
74,000	Japan Post Holdings Company Ltd.	532,792
50,800	MS&AD Insurance Group Holdings, Inc.	1,647,525
4,367	Muenchener Rueckversicherungs-Gesellschaft A.G. in	989,446
21,924	NN Group N.V.	1,028,124
1,649,400	People’s Insurance Company Group of China Ltd.	1,141,263
2,312,000	People’s Insurance Company Group of China Ltd., H Shares	692,225
3,712	Samsung Fire & Marine Insurance Company Ltd.	562,281
3,206	Samsung Fire & Marine Insurance Company Ltd. – Pfd.	387,748
36,900	Sompo Holdings, Inc.	1,646,905
5,130	Swiss Re A.G.	384,887
3,500	T&D Holdings, Inc.	39,613
		9,696,266
	MACHINERY - 1.4%
4,000	Keyence Corporation	1,585,381
29,300	Yokogawa Electric Corporation	519,589
		2,104,970
	MEDICAL EQUIPMENT & DEVICES - 0.8%
2,800	Hoya Corporation	280,539
6,700	Shimadzu Corporation	238,381
13,130	Smith & Nephew plc	168,338
7,300	Sysmex Corporation	511,090
		1,198,348
	METALS & MINING - 6.3%
16,642	Anglo American plc - ADR	300,055
33,742	Anglo American PLC	1,219,575
17,472	BHP Group Ltd. - ADR(d)	961,659
70,455	BHP Group Ltd.	1,928,066
230,400	China Shenhua Energy Company Ltd.	960,305
21,500	China Shenhua Energy Company Ltd., H Shares	60,766

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	METALS & MINING - 6.3% (Continued)
3,785	MMC Norilsk Nickel PJSC (f)	$0
16,735	Rio Tinto Ltd.	1,159,501
4,296	Rio Tinto plc	259,342
28,104	Rio Tinto plc - ADR(d)	1,715,188
27,683	South32 Ltd.	75,455
43,300	Vale S.A.	584,275
37,151	Vale S.A. - ADR(d)	500,052
		9,724,239
	OIL & GAS PRODUCERS – 15.9%
1,615	Aker BP ASA	56,110
94,242	BP plc - ADR	2,768,831
991,900	China Petroleum & Chemical Corporation	606,105
1,550,000	China Petroleum & Chemical Corporation, H Shares	730,754
17,700	ENEOS Holdings, Inc.	68,471
13,665	Eni SpA	164,165
32,540	Eni SpA - ADR	781,611
6,389	Equinor ASA	245,978
2,581	Equinor ASA - ADR(d)	99,136
247,390	Gazprom PJSC(a), (f)	0
87,530	Gazprom PJSC – ADR (f)	0
1,248,940	Guanghui Energy Company Ltd.	1,806,916
58,300	Idemitsu Kosan Company Ltd.	1,516,091
37,200	Inpex Corporation	426,382
50,467	KOC Holding A/S	104,314
24,250	LUKOIL PJSC (f)	0
94,867	MOL Hungarian Oil & Gas plc	698,373
22,511	Motor Oil Hellas Corinth Refineries S.A.	389,962
9,000	OMV A.G.	383,085
2,085,400	PetroChina Company Ltd.	1,614,913
10,881	PetroChina Company Ltd. - ADR(d)	507,707
96,000	PetroChina Company Ltd., H Shares	44,828
212,700	Petroleo Brasileiro S.A.	1,524,690
388,100	Petroleo Brasileiro S.A.	2,569,677
3,417	Petroleo Brasileiro S.A. - ADR	44,865

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	OIL & GAS PRODUCERS – 15.9% (Continued)
35,243	Petroleo Brasileiro S.A. - ADR	$503,270
85,128	Polskie Gornictwo Naftowe i Gazownictwo S.A.,(a)	127,204
13,600	PTT Exploration & Production PCL	61,988
9,462	Repsol S.A.	117,811
117,940	Rosneft Oil Company PJSC (f)	—
48,621	Shell plc - ADR	2,595,389
6,830	Tatneft PJSC (f)	—
33,159	TotalEnergies S.E. - ADR(d)	1,693,099
35,014	TotalEnergies S.E.	1,787,374
12,055	Woodside Energy Group Ltd. (f)	272,213
6,314	Woodside Energy Group Ltd. - ADR(d)	143,391
		24,454,703
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
1,256,700	CNOOC Energy Technology & Services Ltd.	476,196
2,292,000	Sinopec Oilfield Service Corporation(a)	163,772
		639,968
	RETAIL - CONSUMER STAPLES - 2.1%
155,405	BIM Birlesik Magazalar A/S	800,983
9,055	Carrefour S.A.	154,225
66,193	Cencosud S.A.	90,427
77,648	CK Hutchison Holdings Ltd. - ADR	509,379
62,866	Woolworths Group Ltd.	1,653,981
		3,208,995
	RETAIL - DISCRETIONARY - 0.6%
16,800	Jardine Matheson Holdings Ltd.	886,872

	SEMICONDUCTORS - 5.2%
5,524	ASML Holding N.V.	3,173,103
1,400	ASML Holding N.V. - ADR(d)	804,216
14,214	SK Hynix, Inc.	1,071,383
55,000	Taiwan Semiconductor Manufacturing Company Ltd.	940,838
8,810	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	779,509
2,500	Tokyo Electron Ltd.	860,490
4,100	Tokyo Electron Ltd. - ADR	353,010
		7,982,549

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	SOFTWARE - 2.0%
6,223	Check Point Software Technologies Ltd.(a)	$775,386
6,857	SAP S.E.	639,196
12,248	SAP S.E. - ADR	1,141,636
3,691	Temenos A.G.	292,924
10,300	TIS, Inc.	292,050
		3,141,192
	SPECIALTY FINANCE - 1.0%
58,900	ORIX Corporation	1,049,713
20,481	Samsung Card Company Ltd.	503,924
		1,553,637
	STEEL - 1.0%
3,181	Hyundai Steel Company	83,428
268,000	Maanshan Iron & Steel Company Ltd.	71,961
19,000	Mitsui & Company Ltd.	419,186
61,800	Nippon Steel Corporation	919,605
383	POSCO Holdings, Inc.	71,319
		1,565,499
	TECHNOLOGY HARDWARE - 4.7%
10,100	Brother Industries Ltd.	189,189
12,000	Canon, Inc.	283,896
103,000	Chicony Electronics Company Ltd.	272,454
1,005	FUJIFILM Holdings Corporation - ADR	57,416
5,400	FUJIFILM Holdings Corporation	308,461
2,200	Kyocera Corporation	122,296
5,300	Murata Manufacturing Company Ltd.	309,579
20,218	Nokia OYJ	105,245
113,676	Nokia OYJ - ADR	588,841
8,400	Ricoh Company Ltd.	67,562
352	Samsung Electronics Company Ltd. - ADR	410,432
78,420	Samsung Electronics Company Ltd.	3,701,141
19,632	Samsung Electronics Company Ltd. - Pref	860,291
		7,276,803

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	TECHNOLOGY SERVICES - 1.8%
7,000	Fujitsu Ltd.	$938,443
35,100	NTT Data Corporation	531,243
13,825	RELX plc - ADR	408,114
5,551	Wolters Kluwer N.V.	602,498
2,435	Wolters Kluwer N.V. - ADR	264,319
		2,744,617
	TELECOMMUNICATIONS - 4.8%
137,923	Deutsche Telekom A.G.	2,618,860
29,600	Nippon Telegraph & Telephone Corporation	845,540
15,625	Proximus S.A.DP	216,389
75,902	Telecom Italia SpA, Savings Shares(a)	15,878
170,755	Telefonica S.A.	761,751
12,483	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	355,766
109,583	Telenor ASA	1,330,666
344,559	Telia Company A.B.	1,273,350
		7,418,200
	TOBACCO & CANNABIS - 1.5%
46,310	British American Tobacco plc - ADR	1,813,963
39,939	Swedish Match A.B.	418,243
		2,232,206
	TRANSPORTATION & LOGISTICS - 1.6%
4,173	AP Moller - Maersk A/S - ADR	56,836
34	AP Moller - Maersk A/S - Series B	92,834
211	AP Moller - Maersk A/S - Series A	565,279
3,536	Deutsche Post A.G.	141,145
142,000	Evergreen Marine Corp Taiwan Ltd.	455,145
4,000	Nippon Yusen KK	314,208
60,100	Shanghai International Port Group Company Ltd.	48,907
235,276	Turk Hava Yollari AO(a)	661,808
11,000	Yang Ming Marine Transport Corporation	33,090
		2,369,252
	WHOLESALE - CONSUMER STAPLES - 0.2%
29,500	Marubeni Corporation	274,419

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	WHOLESALE - DISCRETIONARY - 0.5%
21,700	Toyota Tsusho Corporation	$740,615

	TOTAL COMMON STOCKS (Cost $151,176,275)	143,232,525

	EXCHANGE-TRADED FUNDS — 0.8%
	EQUITY - 0.8%
13,599	Global X MSCI Argentina ETF	378,188
12,800	iShares MSCI EAFE ETF(d)	841,216
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,201,885)	1,219,404

	SHORT-TERM INVESTMENTS — 4.8%
	MONEY MARKET FUNDS - 4.8%
7,340,682	Fidelity Government Portfolio, CLASS I, 1.41% (Cost $7,340,682)(c)	7,340,682

	COLLATERAL FOR SECURTIES LOANED – 10.1%
15,537,770	Mount Vernon Prime Portfolio, 2.30% (Cost $15,537,770)(c),(e)	15,537,770

	TOTAL INVESTMENTS – 109.2% (Cost $175,256,612)	$167,330,381
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.2)%	(14,070,987)
	NET ASSETS - 100.0%	$153,259,394

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2022.

(d)	All or a portion of these securities are on loan. Total loaned securities had a value of $15,244,271 at July 31, 2022.

(e)

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% (105% for non US Shares) of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 105%.

(f)	The value of this security has been determined in good faith under policies of the Board of Trustees.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 32.2%
	COMMODITY - 9.4%
59,754	iShares GSCI Commodity Dynamic	$2,388,965

	EQUITY - 22.8%
11,990	iShares Currency Hedged MSCI Germany ETF	317,375
12,017	iShares MSCI Emerging Markets ETF	480,199
12,124	SPDR S&P 500 ETF Trust (d)	4,994,967
		5,792,541

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,071,056)	8,181,506

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. TREASURY BILLS — 47.7%
679,000	United States Treasury Bill	2.0470	09/15/22	677,224
11,540,000	United States Treasury Bill	2.5408	12/01/22	11,439,819
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $12,163,953)			12,117,043

Shares
	SHORT-TERM INVESTMENTS — 14.3%
	MONEY MARKET FUNDS - 14.3%
3,632,867	Morgan Stanley Institutional Liquidity Fund, Institutional, 1.51% (Cost $3,632,867)(a)			3,632,867

	COLLATERAL FOR SECURITIES LOANED – 14.0%
3,561,307	Mount Vernon Prime Portfolio, 2.30% (Cost $3,561,307)(a),(e)			3,561,307

Contracts(b)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 5.0%
	CALL OPTIONS PURCHASED - 5.0%
25	S&P 500 Emini Future	GS	09/16/2022	$4,175	$5,218,750	$117,500
60	US 10YR Treasury Note Future	GS	08/26/2022	102	6,120,000	1,148,436
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,100,625)					1,265,936

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

TOTAL INVESTMENTS – 113.2% (Cost $25,529,808)	$28,758,659
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.2)%	(3,356,822)
NET ASSETS - 100.0%	$25,401,837

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
9	CME E-mini Russell 2000 Index Futures	09/16/2022	$848,385	$37,946
5	CME E-Mini Standard & Poor’s 500 Index Future	09/16/2022	1,033,375	79,527
14	Eurex 10 Year Euro BUND Future	09/08/2022	2,254,301	131,048
1	Euronext Amsterdam Index Future	08/19/2022	148,225	13,247
18	Euronext CAC 40 Index Future	08/19/2022	1,185,444	76,818
25	FTSE 100 Index Future	09/16/2022	2,246,033	57,331
3	FTSE/MIB Index Future	09/16/2022	342,840	12,933
1	MEFF Madrid IBEX 35 Index Future	08/19/2022	83,353	1,360
6	Montreal Exchange S&P/TSX 60 Index Future	09/15/2022	1,112,361	45,548
13	SFE 10 Year Australian Bond Future	09/15/2022	1,135,117	28,923
1	TSE TOPIX (Tokyo Price Index) Future	09/08/2022	145,295	5,250
	TOTAL FUTURES CONTRACTS			$489,931

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
5	CBOT 10 Year US Treasury Note	09/21/2022	$605,705	$(6,530)
9	Eurex Swiss Market New Index Future	09/16/2022	1,055,348	(30,095)
2	HKG Hang Seng Index Future	08/30/2022	255,976	6,160
11	Long Gilt Future	09/28/2022	1,583,083	(55,385)
7	Montreal Exchange 10 Year Canadian Bond Future	09/20/2022	713,109	(7,538)
	TOTAL FUTURES CONTRACTS			$(93,388)

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

GS	Goldman Sachs

(a)	Rate disclosed is the seven day effective yield as of July 31, 2022.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of these securities are on loan. Total loaned securities had a value of $3,541,878 at July 31, 2022.

(e)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares					Fair Value
	COMMON STOCKS — 0.0%(a)
	TELECOMMUNICATIONS - 0.0%(a)
10,000	NII Holdings, Inc. 144A(b),(c),(k)				$5,700

	TOTAL COMMON STOCKS (Cost $57,730)				5,700

			Interest Rate (%)
	PREFERRED STOCKS — 2.2%
	REAL ESTATE INVESTMENT TRUSTS — 0.7%
101,344	Inpoint Commercial Real Estate Income, Inc.		6.7500		1,756,788

	REAL ESTATE SERVICES — 0.9%
2,000	UIRC-GSA International, LLC 144A(b),(c),(k)		6.0000		2,000,000

	SPECIALTY FINANCE — 0.6%
73,699	TPG RE Finance Trust, Inc.		6.2500		1,392,911

	TOTAL PREFERRED STOCKS (Cost $6,376,075)				5,149,699

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 42.1%
	ASSET MANAGEMENT — 2.9%
1,255,000	Blackstone Secured Lending Fund		3.6250	01/15/26	1,187,141
2,265,000	FS KKR Capital Corporation		1.6500	10/12/24	2,100,646
1,040,000	Main Street Capital Corporation		4.5000	12/01/22	1,041,369
2,780,000	PennantPark Investment Corporation		4.0000	11/01/26	2,469,882
					6,799,038
	AUTOMOTIVE — 1.6%
1,885,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	1,850,363
2,065,000	Hyundai Capital America(c)		1.0000	09/17/24	1,928,619
					3,778,982
	BANKING — 5.9%
3,545,000	HSBC Holdings plc(d)	SOFRRATE + 1.430%	2.7530	03/10/26	3,499,270
2,450,000	HSBC Holdings plc		6.5000	09/15/37	2,725,882

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.1% (Continued)
	BANKING — 5.9% (Continued)
2,005,000	JPMorgan Chase & Company(d)	US0003M + 0.550%	1.8400	02/01/27	$1,853,775
3,505,000	KeyCorp Capital II(e)		6.8750	03/17/29	3,835,183
1,000,000	Wells Fargo & Company(f)	US0003M + 0.500%	3.0120	01/15/27	926,990
795,000	Wells Fargo & Company		5.9500	12/01/86	844,924
					13,686,024
	CHEMICALS — 2.1%
4,970,000	Celanese US Holdings, LLC		5.9000	07/05/24	5,010,485

	CONSUMER SERVICES — 1.9%
2,300,000	Grand Canyon University		4.1250	10/01/24	2,202,940
2,300,000	Grand Canyon University		5.1250	10/01/28	2,167,750
					4,370,690
	ELECTRIC UTILITIES — 4.1%
3,310,000	American Electric Power Company, Inc.		2.0310	03/15/24	3,222,174
2,785,000	Pacific Gas and Electric Company(e)		1.7000	11/15/23	2,693,181
3,535,000	Vistra Operations Company, LLC(c)		4.8750	05/13/24	3,512,180
					9,427,535
	ENTERTAINMENT CONTENT — 1.5%
3,545,000	Magallanes, Inc.(c),(d)	SOFRRATE + 1.780%	3.2540	03/15/24	3,533,077

	FOOD — 1.9%
3,570,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA(c)		6.5000	12/01/52	3,611,822
700,000	Kraft Heinz Foods Company		5.0000	06/04/42	682,378
					4,294,200
	INDUSTRIAL SUPPORT SERVICES — 0.8%
2,100,000	Resideo Funding, Inc.(c)		4.0000	09/01/29	1,792,655

	INSTITUTIONAL FINANCIAL SERVICES — 3.2%
2,880,000	Credit Suisse Group A.G.(c),(f)	USSW5 + 4.598%	7.5000	06/11/70	2,837,597
2,250,000	Goldman Sachs Capital I(e)		6.3450	02/15/34	2,473,123
2,050,000	Goldman Sachs Group, Inc. (The)(d)	SOFRRATE + 0.490%	2.0930	10/21/24	2,004,736
					7,315,456

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.1% (Continued)
	INSURANCE — 2.5%
2,155,000	Mutual of Omaha Insurance Company(c),(e),(f)	US0003M + 2.640%	4.2970	07/15/54	$2,083,958
2,285,000	Ohio National Financial Services, Inc.(c)		5.5500	01/24/30	2,242,859
1,000,000	Pacific Life Insurance Company(c)		9.2500	06/15/39	1,440,679
					5,767,496
	LEISURE FACILITIES & SERVICES — 0.8%
2,050,000	Mohegan Gaming & Entertainment(c)		8.0000	02/01/26	1,829,799

	METALS & MINING — 0.5%
1,110,000	Freeport-McMoRan, Inc.		4.1250	03/01/28	1,049,888

	OIL & GAS PRODUCERS — 6.3%
1,845,000	Comstock Resources, Inc.(c),(e)		5.8750	01/15/30	1,734,374
2,135,000	Earthstone Energy Holdings, LLC(c),(e)		8.0000	04/15/27	2,045,778
2,525,000	Energean Israel Finance Ltd.		5.8750	03/30/31	2,155,088
1,000,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(c)		6.0000	04/15/30	908,895
2,485,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(c)		6.2500	04/15/32	2,239,197
1,045,000	Northern Oil and Gas, Inc.(c)		8.1250	03/01/28	1,012,730
845,000	Rockcliff Energy II, LLC(c)		5.5000	10/15/29	817,457
2,230,000	Saudi Arabian Oil Company(c)		1.2500	11/24/23	2,162,877
1,725,000	Tullow Oil plc(c)		10.2500	05/15/26	1,619,490
					14,695,886
	OIL & GAS SERVICES & EQUIPMENT — 1.1%
2,615,709	Transocean Sentry Ltd.(c)		5.3750	05/15/23	2,498,800

	SPECIALTY FINANCE — 3.8%
5,150,000	AerCap Ireland Capital DAC / AerCap Global		1.1500	10/29/23	4,947,009
1,335,000	Finance of America Funding, LLC(c),(e)		7.8750	11/15/25	1,055,404
3,300,000	PRA Group, Inc.(c),(e)		5.0000	10/01/29	2,846,729
					8,849,142
	TELECOMMUNICATIONS — 1.2%
2,250,000	HC2 Holdings, Inc.(c)		8.5000	02/01/26	1,864,462

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.1% (Continued)
	TELECOMMUNICATIONS — 1.2% (Continued)
930,000	Sprint Spectrum Company, LLC / Sprint Spectrum(c),(e)		5.1520	03/20/28	$941,733
					2,806,195
	TOTAL CORPORATE BONDS (Cost $103,340,174)				97,505,348

	TERM LOANS — 1.6%
	FOOD — 0.8%
1,975,000	Del Monte Foods, Inc.(d)	SOFRRATE + 4.250%	6.5200	02/15/29	1,905,875

	LEISURE FACILITIES & SERVICES — 0.8%
1,949,550	Lucky Bucks, LLC(d)	US0001M + 5.500%	7.8623	07/20/27	1,739,973

	TOTAL TERM LOANS (Cost $3,868,059)				3,645,848

	U.S. GOVERNMENT & AGENCIES — 45.1%
	U.S. TREASURY BILLS — 45.1%
27,495,000	United States Cash Management Bill(g)		—	09/20/22	27,414,329
27,570,000	United States Cash Management Bill(g)		—	10/25/22	27,416,504
27,445,000	United States Treasury Bill(g)		—	08/11/22	27,429,478
3,465,000	United States Treasury Note		3.2500	06/30/27	3,552,031
3,080,000	United States Treasury Note		2.3750	03/31/29	3,017,077
5,610,000	United States Treasury Note		2.8750	05/15/32	5,722,200
5,325,000	United States Treasury Note(e)		3.2500	05/15/42	5,379,914
4,935,000	United States Treasury Note		2.2500	02/15/52	4,216,341
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $103,873,856)				104,147,874

Shares
	SHORT-TERM INVESTMENTS — 8.3%
	MONEY MARKET FUNDS – 8.3%
19,311,981	First American Government Obligations Fund, Class X, 1.70% (Cost $19,311,981)(h)				19,311,981

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 3.4%
7,857,627	Mount Vernon Liquid Assets Portfolio, LLC, 2.30% (Cost $7,857,627)(h),(j)	$7,857,627

	TOTAL INVESTMENTS - 102.7% (Cost $244,685,502)	$237,624,077
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)%	(6,252,109)
	NET ASSETS - 100.0%	$231,371,968

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Depreciation
70	CBOT 10 Year US Treasury Note	09/21/2022	$8,479,870	$(112,295)
46	CBOT 5 Year US Treasury Note	09/30/2022	5,231,442	(39,911)
31	CBOT US Long Bond Future	09/21/2022	4,464,000	(119,296)
71	CME Ultra Long Term US Treasury Bond Future	09/21/2022	11,240,223	(100,360)
98	Ultra 10-Year US Treasury Note Futures	09/21/2022	12,862,500	(240,816)
	TOTAL FUTURES CONTRACTS			$(612,678)

CREDIT DEFAULT SWAP AGREEMENTS
Description and Payment Frequency	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Value	Fair Value(m)	Amortized Upfront Payments Paid	Unrealized Appreciation/(Depreciation)
To Buy Monthly - CDX.NA.HY SERIES 38	HSBC Securities	5.00%	6/20/2027	$16,830,000	$285,383	$(649,415)	$467,399
To Buy Monthly - CDX.NA.IG SERIES 38	HSBC Securities	1.00%	6/20/2027	41,000,000	(207,192)	(494,943)	143,876
To Buy Monthly - DARDEN RESTAURANTS, INC.	Barclays	1.00%	6/20/2027	7,000,000	(54,592)	(22,772)	(31,820)
To Buy Monthly - DR HORTON, INC.	US Bank	1.00%	6/20/2027	3,500,000	28,736	32,509	(3,773)
To Buy Monthly - MARATHON PETROLEUM CORPORATION	Barclays	5.00%	12/20/2026	3,000,000	(494,387)	(552,701)	58,314
To Buy Monthly - NETFLIX, INC.(l)	HSBC Securities	5.00%	6/20/2027	(3,000,000)	442,147	508,632	(66,485)
To Buy Monthly - PARAMOUNT GLOBAL	Barclays	1.00%	6/20/2027	3,000,000	71,388	32,263	39,125
To Buy Monthly - VALERO ENERGY CORPORATION(l)	Barclays	1.00%	12/20/2026	(3,000,000)	2,541	23,254	(20,713)
To Buy Monthly - VERIZON COMMUNICATIONS, INC.(l)	Barclays	1.00%	6/20/2027	(7,000,000)	(44,358)	4,098	(48,456)
At Maturity - KRAFT HEINZ FOOD	JP Morgan	1.00%	6/20/2023	2,000,000	(32,839)	(31,954)	(885)
At Maturity - KRAFT HEINZ FOOD(l)	Goldman Sachs	1.00%	6/20/2023	(2,000,000)	34,676	14,987	19,689
At Maturity - NEWELL BRANDS	JP Morgan	1.00%	6/20/2023	2,000,000	34,057	22,030	12,027
At Maturity - NEWELL BRANDS(l)	Goldman Sachs	1.00%	6/20/2023	(2,000,000)	(32,614)	(32,614)	(3,280)
TOTAL							$565,018

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

TOTAL RETURN SWAPS
Description and Payment Frequency	Counterparty	Notional Value	Variable Rate	Maturity Date	Amortized Upfront Payments Paid	Unrealized Depreciation
Compounding – IBOXX INDEX	Barclays	$14,000,000	SOFRRATE + 0.000%	9/20/2022	$—	$(120,166)

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRRATE	- United States SOFR Secured Overnight Financing Rate

US0001M	- ICE LIBOR USD 1 Month

US0003M	- ICE LIBOR USD 3 Month

USSW5	- USD SWAP SEMI 30/360 5YR

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is 48,566,871 or 21.0% of net assets.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $7,745,179 at July 31, 2022.

(f)	Variable rate security; the rate shown represents the rate on July 31, 2022.

(g)	Zero coupon bond.

(h)	Rate disclosed is the seven day effective yield as of July 31, 2022.

(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(j)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(k)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.87% of net assets. The total value of These securities is $2,005,700.

(l)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(m)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 5.4%
	EQUITY - 5.4%
2,468,782	Altaba, Inc.(h)	$12,343,909

	TOTAL CLOSED END FUNDS (Cost $22,837,384)	12,343,909

	COMMON STOCKS — 79.2%
	AEROSPACE & DEFENSE - 2.6%
618,603	Meggitt plc(a)	5,951,220

	ASSET MANAGEMENT - 0.0%(b)
469,792	Pershing Square Tontine Holdings Ltd.(a)	—

	BANKING - 9.7%
8	Citizens Financial Group, Inc.	304
304,292	First Horizon Corporation	6,803,969
171,276	Flagstar Bancorp, Inc.	7,056,571
458,264	Umpqua Holdings Corporation	8,070,029
		21,930,873
	CABLE & SATELLITE - 3.8%
3,858	Liberty Broadband Corporation - Series C(a)	420,252
303,689	Shaw Communications, Inc., Class B	8,215,246
		8,635,498
	CHEMICALS - 2.5%
20,990	Rogers Corporation(a)	5,651,558

	COMMERCIAL SUPPORT SERVICES - 4.7%
239,028	Terminix Global Holdings, Inc.(a),(c)	10,684,552

	ELECTRIC UTILITIES - 1.5%
71,843	PNM Resources, Inc.	3,467,862

	ENTERTAINMENT CONTENT - 4.6%
127,211	Activision Blizzard, Inc.	10,170,519

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	GAS & WATER UTILITIES - 2.8%
183,920	South Jersey Industries, Inc.(c)	$6,304,777

	HEALTH CARE FACILITIES & SERVICES - 2.5%
35,045	LHC Group, Inc.(a),(c)	5,714,438

	INDUSTRIAL REIT - 4.1%
149,475	Duke Realty Corporation	9,351,156

	INSURANCE - 6.1%
12,278	Alleghany Corporation(a)	10,282,579
16,422	Willis Towers Watson plc	3,398,369
		13,680,948
	INTERNET MEDIA & SERVICES - 1.3%
72,747	Twitter, Inc.(a),(c)	3,027,003

	METALS & MINING - 2.5%
1,194,891	Yamana Gold, Inc.	5,711,578

	PUBLISHING & BROADCASTING - 4.0%
428,687	TEGNA, Inc.(c)	8,976,706

	RETAIL - DISCRETIONARY - 0.5%
124,253	Sportsman’s Warehouse Holdings, Inc.(a),(c)	1,225,135

	SEMICONDUCTORS - 5.9%
99,806	Silicon Motion Technology Corporation - ADR	8,514,450
6,836	Siltronic A.G.	552,326
97,129	Tower Semiconductor Ltd.(a)	4,648,595
		13,715,371
	SOFTWARE - 12.5%
1,498,039	Avast plc	8,482,874
369,697	Change Healthcare, Inc.(a)	8,972,546
40,826	VMware, Inc., Class A(c)	4,743,981

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares				Fair Value
	COMMON STOCKS — 79.2% (Continued)
	SOFTWARE - 12.5% (Continued)
76,144	Zendesk, Inc.(a)			$5,742,780
				27,942,181
	TECHNOLOGY SERVICES - 2.5%
237,636	Nielsen Holdings plc			5,691,382

	TELECOMMUNICATIONS - 3.0%
205,893	NII Holdings, Inc. 144A(a),(d),(h)			72,063
199,740	Switch, Inc., Class A			6,753,209
				6,825,272
	TOBACCO & CANNABIS - 2.1%
457,137	Swedish Match A.B.			4,778,915

	TRANSPORTATION & LOGISTICS - 0.0%(b)
1,025	American Airlines Group, Inc.(a)			14,053

	TOTAL COMMON STOCKS (Cost $183,217,002)			179,450,997

		Expiration Date	Exercise Price
	RIGHT — 0.0%(b)
51,066	Zogenix, Inc. CVR	12/31/2023	$2	38,300
	TOTAL RIGHT (Cost $28,086)

	SHORT-TERM INVESTMENTS — 15.4%
	MONEY MARKET FUNDS – 15.4%
35,015,917	Fidelity Government Portfolio, Institutional Class, 1.49% (Cost $35,015,917)(e)			35,015,917

	COLLATERAL FOR SECURITIES LOANED — 5.6%
12,582,735	Mount Vernon Liquid Assets Portfolio, LLC, 2.30% (Cost $12,582,735)(e),(g)			12,582,735

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

						Fair Value
	TOTAL INVESTMENTS - 105.6% (Cost $253,681,124)					$239,431,858
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $109,968)					(153,000)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.5)%					(12,725,824)
	NET ASSETS - 100.0%					$226,859,034

Contracts(f)
	WRITTEN EQUITY OPTIONS - (0.1)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.1)%
204	VMware, Inc.	USB	10/21/2022	$115	$2,370,480	153,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $109,968)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $109,968)					153,000

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

USB	- US Bank

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $12,212,403 at July 31, 2022.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is 72,063 or 0.0% of net assets.

(e)	Rate disclosed is the seven day effective yield as of July 31, 2022.

(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(g)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(h)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 5.5% of net assets. The total value of these securities is $12,415,972.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — (20.8)%
	BANKING - (6.9)%
(273,036)	Columbia Banking System, Inc.	$(8,237,497)
(3)	M&T Bank Corporation	(532)
(687,691)	New York Community Bancorp, Inc.	(7,303,278)
		(15,541,307)
	CABLE & SATELLITE - (0.2)%
(956)	Charter Communications, Inc., Class A	(413,088)

	COMMERCIAL SUPPORT SERVICES - (3.7)%
(1,270,214)	Rentokil Initial plc	(8,371,468)

	INDUSTRIAL REIT - (4.1)%
(71,002)	Prologis, Inc.	(9,412,025)

	INSTITUTIONAL FINANCIAL SERVICES - 0.0% (a)
(1)	Goldman Sachs Group, Inc. (The)	(333)

	INSURANCE - (1.7)%
(13,382)	Aon plc, CLASS A	(3,894,697)

	METALS & MINING - (2.9)%
(716,935)	Gold Fields Ltd. - ADR	(6,595,802)

	SEMICONDUCTORS - (1.0)%
(2,574)	Broadcom, Inc.	(1,378,326)
(24,529)	MaxLinear, Inc.	(991,217)
		(2,369,543)
	SOFTWARE - (0.3)%
(23,199)	NortonLifeLock, Inc.	(569,071)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $46,383,448)	$(47,167,334)

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Canadian Dollar	08/02/2022	US Bank	1,502,181	$1,173,102	$1,066
Swedish Krona	08/08/2022	US Bank	26,302,627	2,589,891	(10,922)
Canadian Dollar	09/09/2022	US Bank	6,091,362	4,756,502	31,669
				$8,519,495	$21,813

To Sell:
Swedish Krona	08/08/2022	US Bank	74,759,149	$7,361,166	$225,247
British Pound	08/18/2022	US Bank	4,948,824	6,028,793	(190,354)
Canadian Dollar	09/09/2022	US Bank	18,390,770	14,360,619	204,703
				$27,750,578	$239,596

Total					$261,409

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3%
	DATA CENTER REIT - 3.9%
4,981	Equinix, Inc.	$3,505,329

	HEALTH CARE REIT - 0.9%
28,146	Healthpeak Properties, Inc.(a)	777,674

	INDUSTRIAL REIT - 16.0%
17,982	Innovative Industrial Properties, Inc.(a)	1,733,645
40,485	Prologis, Inc.	5,366,692
90,818	Rexford Industrial Realty, Inc.(a)	5,940,404
20,415	Terreno Realty Corporation	1,279,000
		14,319,741
	INFRASTRUCTURE REIT - 11.5%
15,334	American Tower Corporation	4,152,907
24,589	Crown Castle International Corporation	4,442,249
5,498	SBA Communications Corporation	1,846,173
		10,441,329
	INTERNET MEDIA & SERVICES - 4.0%
32,450	Airbnb, Inc., Class A(a),(b)	3,601,301

	LEISURE FACILITIES & SERVICES - 10.4%
79,495	Caesars Entertainment, Inc.(b)	3,632,127
2,177,155	Drive Shack, Inc.(a),(b)	2,960,931
86,437	MGM Resorts International	2,829,083
		9,422,141
	MULTI ASSET CLASS REIT - 4.7%
777,019	DigitalBridge Group, Inc., Class A(b)	4,258,064

	OFFICE REIT - 5.8%
31,677	Alexandria Real Estate Equities, Inc.	5,251,413

	REAL ESTATE OWNERS & DEVELOPERS - 3.1%
589,394	WeWork, Inc.(a),(b)	2,811,409

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	RESIDENTIAL REIT - 18.7%
64,804	American Homes 4 Rent, Class A(a)	$2,454,776
8,524	AvalonBay Communities, Inc.	1,823,625
16,825	Camden Property Trust	2,374,008
23,887	Equity LifeStyle Properties, Inc.	1,756,172
87,984	Invitation Homes, Inc.(a)	3,434,016
14,204	Mid-America Apartment Communities, Inc.	2,638,109
15,288	Sun Communities, Inc.(a)	2,506,620
		16,987,326
	SELF-STORAGE REIT - 9.4%
17,993	Extra Space Storage, Inc.	3,410,033
19,344	Life Storage, Inc.(a)	2,435,216
47,221	National Storage Affiliates Trust(a)	2,589,600
		8,434,849
	SPECIALTY FINANCE - 4.4%
173,971	Fortress Transportation and Infrastructure Investors, LLC	3,999,593

	SPECIALTY REITS - 2.0%
111,922	NewLake Capital Partners, Inc.	1,846,713

	TELECOMMUNICATIONS - 3.5%
246,575	Chindata Group Holdings Ltd. - ADR(b)	1,760,546
33,058	GDS Holdings Ltd. - ADR(a),(b)	915,045
97,906	Vnet Group, Inc. - ADR(a),(b)	505,195
		3,180,786

	TOTAL COMMON STOCKS (Cost $85,877,538)	88,837,668

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value

	SHORT-TERM INVESTMENTS — 1.8%
	MONEY MARKET FUNDS – 1.8%
1,621,924	Fidelity Government Portfolio, Class I, 1.49% (Cost $1,621,924)(c)	$1,621,924

	COLLATERAL FOR SECURITIES LOANED – 23.7%
21,379,901	Mount Vernon Liquid Assets Portfolio, LLC, 2.30% (Cost $21,379,901)(c),(d)	21,379,901

	TOTAL INVESTMENTS - 123.8% (Cost $108,879,363)	$111,839,493
	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.8)%	(21,469,791)
	NET ASSETS - 100.0%	$90,369,702

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $20,864,221 at July 31, 2022.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2022.

(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.